UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number: 811-07470

EAGLE SERIES TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway

St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

KATHY KRESCH INGBER, ESQ.

K&L Gates LLP

1601 K Street, NW

Washington, D.C. 20006

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

Item 1. Reports to Shareholders

EAGLE MUTUAL FUNDS
Semiannual Report
and Investment Performance Review for the
six-month period ended April 30, 2016 (unaudited)
Eagle Capital Appreciation Fund
Eagle Growth & Income Fund
Eagle International Stock Fund
Eagle Investment Grade Bond Fund
Eagle Mid Cap Growth Fund
Eagle Mid Cap Stock Fund
Eagle Small Cap Growth Fund
Eagle Smaller Company Fund
Eagle Tactical Allocation Fund
EAGLE
Family of Funds
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President’s Letter 1
Investment Portfolios
Eagle Capital Appreciation Fund 3
Eagle Growth & Income Fund 4
Eagle International Stock Fund 5
Eagle Investment Grade Bond Fund 7
Eagle Mid Cap Growth Fund 10
Eagle Mid Cap Stock Fund 11
Eagle Small Cap Growth Fund 13
Eagle Smaller Company Fund 14
Eagle Tactical Allocation Fund 16

Statements of Assets and Liabilities 18
Statements of Operations 20
Statements of Changes in Net Assets 22
Financial Highlights 24
Notes to Financial Statements 31
Understanding Your Ongoing Costs 40
Approval of Investment Advisory and Subadvisory Agreements 42
Principal Risks 44

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President’s Letter

Dear Fellow Shareholders:

I am pleased to present the semi-annual report and investment-performance review of the Eagle Family of Funds for the six-month period that ended April 30, 2016.

The broad equity market (as measured by the S&P 500 Index) finished 2015 on a slightly positive note, despite the volatility experienced over the course of the year. U.S. economic expansion, now in its seventh year, continued at a moderate pace in 2015. Investors appeared to be concerned about slowing earnings growth, a deep slump in oil prices and the impact of the stronger dollar on revenues earned in markets outside the United States. In mid-December, the Federal Open Market Committee of the Federal Reserve increased the target range for the federal funds rate from 0 percent to 0.25 percent to 0.25 percent to 0.50 percent, noting in its announcement improvement in labor markets, including ongoing job gains, declining unemployment and diminishing of labor underutilization.

Although widely expected, this first increase in the target range for the federal funds rate in nearly a decade raised new questions. 2016 has been volatile for risk markets: interest rates nose-dived with collapsing oil prices and continued worries over China’s slowing economy as well as credit concerns with European banks. Oil prices, which had been an anchor for the previous 18 months, recovered sharply in mid-February on talks of production freezes from the world’s energy-producing countries. The European Central Bank announced further easing measures and the Federal Reserve left short-term interest rates unchanged in mid-March, which contributed to the continued positive performance of broad equity markets into the end of April.

We believe this volatility and ongoing market dynamics may create an environment that allows research-based investment strategies to demonstrate their advantages for long-term investors.

Here are just a few highlights from the last six months:

•	The Eagle Capital Appreciation Fund’s Class A shares have a five-year four-star rating from Morningstar.[1]*

•	The Eagle Mid Cap Growth Fund’s Class A shares have maintained their overall and ten-year four-star ratings from Morningstar.[2]*

•	The Eagle Growth & Income Fund’s Class A shares have maintained their ten-year four-star rating from Morningstar.[3]*

•	The Eagle Small Cap Growth Fund’s Class A shares have maintained their ten-year four-star rating from Morningstar.[4]*
•

In December we launched the Eagle Tactical Allocation Fund. This global tactical strategy builds on the long-term experience of its subadvisor, Cougar Global Investments Limited. The philosophy and allocation process of this fund differs considerably from our others and I invite you to learn more about it. Information on our fund offerings is available at eagleasset.com/fund_directory.htm.

•	High-profile media outlets continue to seek Eagle managers for market commentary, perspective and insights.

•	The Wall Street Journal recently interviewed Ed Cowart, CFA®, who co-manages the Eagle Growth & Income Fund.

•	Meanwhile, Barron’s and Reuters have quoted James Camp, CFA®, who heads the Eagle Investment Grade Bond Fund.

•

At the Eagle Family of Funds, we try to maintain a sustainable long-term perspective. As part of our succession planning, longtime President Richard Rossi will retire on December 31, 2016; in an effort to ensure the smoothest succession, he stepped aside from day-to-day duties for the funds on April 4, 2016. We thank Richard for his service and I am honored to carry on his efforts to make our fund family a high-quality investment option for long-term investors. Importantly, there will be no changes, in connection with Richard’s retirement, to the Eagle investment teams, their processes or the autonomy each team currently enjoys.

I would like to remind you that investing in any mutual fund carries certain risks. The principal risk factors for each fund are described at the end of this semi-annual report. Carefully consider the investment objectives, risks, charges and expenses of any fund before you invest. Contact us at 800.421.4184 or eagleasset.com or your financial advisor for a prospectus, or summary prospectus, which contains this and other important information about the Eagle Family of Funds. Read the prospectus, or summary prospectus, carefully before you invest or send money.

We are grateful for your continued support of the Eagle Family of Funds.

Sincerely,

J. Cooper Abbott

President

June 16, 2016

Performance data represented is historical and does not guarantee future results. The investment return and principal value of an investment will fluctuate, and you may have a gain or loss when you sell shares. Current performance may be higher or lower than the performance data quoted. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

1 For the period ended April 30, 2016, the Fund’s Class A shares are rated 4 stars for the five-year period, 3 stars overall and for the three-year period and 2 stars for the ten-year period among a total of 1,296; 1,476; 1,476; and 922 funds respectively, in the large-cap growth category. Star ratings may be different for other share classes. Morningstar Rating® is based on risk-adjusted performance adjusted for fees and loads. Past performance is no guarantee of future results. Ratings are subject to change each month.

2 For the period ended April 30, 2016, the Fund’s Class A shares are rated 4 stars for the ten-year period and overall and 3 stars for five- and three-year periods among a total of 426, 641, 573 and 641 funds respectively, in the mid-cap growth category. Star ratings may be different for other share classes. Morningstar Rating® is based on risk-adjusted performance adjusted for fees and loads. Past performance is no guarantee of future results. Ratings are subject to change each month.

3 For the period ended April 30, 2016, the Fund’s Class A shares are rated 4 stars for the ten-year period, 3 stars overall and for the five-year period and 2 stars for the three-year period among a total of 759; 1,199; 1,048; and 1,199 funds respectively, in the large-cap value category. Star ratings may be different for other share classes. Morningstar Rating® is based on risk-adjusted performance adjusted for fees and loads. Past performance is no guarantee of future results. Ratings are subject to change each month.

(footnotes continued on next page)

1

President’s Letter

(footnotes continued)

4 For the period ended April 30, 2016, the Fund’s Class A shares are rated 4 stars for the ten-year period, 3 stars overall and for the five-year period and 2 stars for the three-year period among a total of 423, 656, 586 and 656 funds respectively, in the small-cap growth category. Star ratings may be different for other share classes. Morningstar Rating® is based on risk-adjusted performance adjusted for fees and loads. Past performance is no guarantee of future results. Ratings are subject to change each month.

*The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Funds with at least three years of performance history are assigned ratings from the fund’s three-, five- and 10-year average annual returns (when available) and a risk factor that reflects fund performance relative to three-month Treasury bill monthly returns. Fund returns are adjusted for fees and sales loads. Ten percent of the funds in an investment category receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars and the bottom 10% receive one star. Investment return and principal value will vary so that investors have a gain or loss when shares are sold. Funds are rated for up to three time periods (three-, five-, and 10-years) and these ratings are combined to produce an overall rating. Ratings may vary among share classes and are based on past performance. Past performance does not guarantee future results.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

2

Investment Portfolios

(UNAUDITED)	04.30.2016

EAGLE CAPITAL APPRECIATION FUND
COMMON STOCKS—98.6%	Shares	Value
Aerospace & defense—4.3%
General Dynamics Corp.	24,400	$3,428,688
Honeywell International, Inc.	46,480	5,311,269
Northrop Grumman Corp.	28,200	5,816,532

Air freight & logistics—1.6%
C.H. Robinson Worldwide, Inc.	49,100	3,484,627
FedEx Corp.	10,300	1,700,633

Airlines—2.0%
Delta Air Lines, Inc.	126,000	5,250,420
JetBlue Airways Corp.*	77,900	1,541,641

Auto components—2.2%
Lear Corp.	42,800	4,927,564
The Goodyear Tire & Rubber Co.	83,300	2,413,201

Beverages—3.9%
Constellation Brands, Inc., Class A	21,900	3,417,714
Molson Coors Brewing Co., Class B	28,400	2,715,892
PepsiCo, Inc.	66,821	6,879,890

Biotechnology—6.5%
AbbVie, Inc.	67,200	4,099,200
Amgen, Inc.	43,700	6,917,710
Celgene Corp.*	27,200	2,812,752
Gilead Sciences, Inc.	91,000	8,027,110

Building products—1.3%
Owens Corning	95,100	4,381,257

Capital markets—0.9%
The Goldman Sachs Group, Inc.	18,800	3,085,268

Chemicals—1.3%
LyondellBasell Industries N.V., Class A	53,100	4,389,777

Communications equipment—1.1%
Juniper Networks, Inc.	163,400	3,823,560

Diversified telecommunication—3.1%
AT&T, Inc.	101,181	3,927,846
Verizon Communications, Inc.	129,000	6,571,260

Food & staples retailing—2.7%
CVS Health Corp.	67,300	6,763,650
The Kroger Co.	66,200	2,342,818

Food products—2.7%
Campbell Soup Co.	82,400	5,084,904
Tyson Foods, Inc., Class A	58,100	3,824,142

Health care equipment & supplies—2.0%
Edwards Lifesciences Corp.*	63,200	6,712,472

Health care providers & services—6.1%
Aetna, Inc.	27,000	3,031,290
Cardinal Health, Inc.	37,200	2,918,712
Cigna Corp.	30,800	4,267,032
Laboratory Corp. of America Holdings*	32,800	4,110,496
UnitedHealth Group, Inc.	45,700	6,017,776

Hotels restaurants & leisure—1.7%
Darden Restaurants, Inc.	46,400	2,888,400
Wyndham Worldwide Corp.	41,300	2,930,235

Household durables—2.6%
D.R. Horton, Inc.	147,900	4,445,874
Mohawk Industries, Inc.*	10,900	2,099,667
Whirlpool Corp.	11,500	2,002,610

COMMON STOCKS—98.6%	Shares	Value
Internet & catalog retail—2.6%
Amazon.com, Inc.*	13,200	$8,706,588

Internet software & services—8.4%
Alphabet, Inc., Class A*	13,614	9,637,078
Alphabet, Inc., Class C*	10,512	7,284,921
Facebook, Inc., Class A*	94,300	11,087,794

IT services—8.9%
Amdocs Ltd.	34,300	1,939,322
Fiserv, Inc.*	52,000	5,081,440
FleetCor Technologies, Inc.*	13,800	2,134,584
Global Payments, Inc.	40,400	2,916,072
International Business Machines Corp.	22,500	3,283,650
MasterCard, Inc., Class A	93,630	9,081,174
Vantiv, Inc., Class A*	100,504	5,481,488

Life sciences tools & services—1.6%
Thermo Fisher Scientific, Inc.	37,300	5,380,525

Media—3.0%
Comcast Corp., Class A	71,700	4,356,492
The Walt Disney Co.	56,500	5,834,190

Metals & mining—1.0%
Steel Dynamics, Inc.	129,600	3,267,216

Oil, gas & consumable fuels—0.8%
Tesoro Corp.	14,700	1,171,443
Valero Energy Corp.	22,900	1,348,123

Pharmaceuticals—0.8%
Eli Lilly & Co.	36,807	2,780,033

Real estate management & development—0.9%
CBRE Group, Inc., Class A*	105,047	3,112,543

Semiconductors & semiconductor equipment—4.1%
Intel Corp.	166,500	5,041,620
Lam Research Corp.	45,300	3,460,920
NVIDIA Corp.	75,400	2,678,962
Skyworks Solutions, Inc.	40,400	2,699,528

Software—5.8%
Electronic Arts, Inc.*	90,200	5,578,870
Microsoft Corp.	185,000	9,225,950
Oracle Corp.	37,900	1,510,694
Synopsys, Inc.*	66,000	3,136,320

Specialty retail—5.3%
Foot Locker, Inc.	50,900	3,127,296
Lowe’s Cos., Inc.	76,245	5,796,145
The Home Depot, Inc.	65,000	8,702,850

Technology hardware, storage & peripherals—4.4%
Apple, Inc.	155,666	14,592,131

Textiles, apparel & luxury goods—1.7%
NIKE, Inc., Class B	94,704	5,581,854

Tobacco—2.3%
Reynolds American, Inc.	157,100	7,792,160

Trading companies & distributors—1.0%
HD Supply Holdings, Inc.*	93,300	3,198,324
Total common stocks (cost $237,302,771)		330,372,189

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolios

(UNAUDITED)	04.30.2016

EAGLE CAPITAL APPRECIATION FUND (cont’d)
MONEY MARKET FUNDS—1.0%	Shares	Value
Fidelity Institutional Money Market Funds—Government Portfolio—Institutional Shares—0.23% #	3,447,117	$3,447,117
Total money market funds (cost $3,447,117)		3,447,117

Total investment portfolio (cost $240,749,888)—99.6% ‡		333,819,306

Other Assets in Excess of Liabilities—0.4%		1,202,377

Total net assets—100.0%		$335,021,683

* Non-income producing security

# Annualized seven-day yield as of April 30, 2016.

‡ As of April 30, 2016, aggregate cost for federal income tax purposes was $241,172,418. Net unrealized appreciation (depreciation) on a tax-basis was $92,646,888, including aggregate gross unrealized appreciation and depreciation of $97,060,590 and $(4,413,702), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales. Because tax adjustments are calculated annually, these amounts reflect the tax adjustments outstanding as of the Fund’s previous fiscal year-end.

Sector allocation
Sector	Percent of net assets
Information technology	32.7%
Consumer discretionary	19.0%
Health care	17.0%
Consumer staples	11.6%
Industrials	10.2%
Telecommunication services	3.1%
Materials	2.3%
Financials	1.9%
Money market funds	1.0%
Energy	0.8%

EAGLE GROWTH & INCOME FUND
COMMON STOCKS—97.7%	Shares	Value
Aerospace & defense—5.9%
Honeywell International, Inc.	170,254	$19,454,924
Lockheed Martin Corp.	54,805	12,735,586

Banks—9.3%
JPMorgan Chase & Co.	270,258	17,080,305
The PNC Financial Services Group, Inc.	194,336	17,058,814
Wells Fargo & Co.	337,268	16,856,655

Beverages—5.6%
PepsiCo, Inc.	156,833	16,147,526
The Coca-Cola Co.	317,335	14,216,608

Chemicals—2.2%
E.I. du Pont de Nemours & Co.	184,617	12,168,106

Commercial services & supplies—3.1%
Tyco International PLC	433,307	16,690,986

Communications equipment—2.6%
Cisco Systems, Inc.	517,331	14,221,429

COMMON STOCKS—97.7%	Shares	Value
Diversified telecommunication—3.0%
AT&T, Inc.	423,734	$16,449,354

Electric utilities—2.1%
PG&E Corp.	193,071	11,236,732

Food & staples retailing—2.9%
Sysco Corp.	341,579	15,736,544

Food products—2.4%
General Mills, Inc.	213,698	13,108,235

Health care equipment & supplies—6.3%
Abbott Laboratories	404,451	15,733,144
St. Jude Medical, Inc.	246,744	18,801,893

Hotels, restaurants & leisure—2.2%
McDonald’s Corp.	94,492	11,952,293

Household products—2.7%
The Procter & Gamble Co.	182,698	14,637,764

Industrial conglomerates—2.2%
3M Co.	73,399	12,285,525

Media—4.1%
Regal Entertainment Group, Class A	1,086,197	22,647,207

Multi-utilities—2.0%
Sempra Energy	106,462	11,002,848

Oil, gas & consumable fuels—7.9%
Chevron Corp.	153,286	15,662,763
Occidental Petroleum Corp.	209,977	16,094,737
TOTAL S.A., Sponsored ADR	227,757	11,558,668

Pharmaceuticals—11.0%
Johnson & Johnson	175,146	19,630,364
Merck & Co., Inc.	352,763	19,345,523
Pfizer, Inc.	644,612	21,085,258

Real estate investment trusts (REITs)—4.3%
Camden Property Trust	105,036	8,479,556
Prologis, Inc.	177,580	8,063,908
Simon Property Group, Inc.	33,597	6,758,709

Road & rail—2.5%
Union Pacific Corp.	156,355	13,638,847

Software—3.8%
Microsoft Corp.	410,445	20,468,892

Specialty retail—3.2%
The Home Depot, Inc.	130,260	17,440,511

Technology hardware, storage & peripherals—3.3%
Apple, Inc.	191,855	17,984,488

Tobacco—3.1%
Altria Group, Inc.	267,777	16,792,296
Total common stocks (cost $407,483,838)		533,226,998

MONEY MARKET FUNDS—2.2%
Fidelity Institutional Money Market Funds—Government Portfolio—Institutional Shares, 0.23% #	11,834,430	11,834,430
Total money market funds (cost $11,834,430)		11,834,430

Total investment portfolio (cost $419,318,268)—99.9% ‡		545,061,428

Other assets in excess of liabilities—0.1%		279,498

Total net assets—100.0%		$545,340,926

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)	04.30.2016

EAGLE GROWTH & INCOME FUND (cont’d)

# Annualized seven-day yield as of April 30, 2016.

‡ As of April 30, 2016, aggregate cost for federal income tax purposes was $418,381,525. Net unrealized appreciation (depreciation) on a tax-basis was $126,679,903, including aggregate gross unrealized appreciation and depreciation of $131,026,277 and $(4,346,374), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales. Because tax adjustments are calculated annually, these amounts reflect the tax adjustments outstanding as of the Fund’s previous fiscal year-end.

ADR—American depository receipt

Sector allocation
Sector	Percent of net assets
Health care	17.4%
Consumer staples	16.6%
Industrials	13.7%
Financials	13.6%
Information technology	9.7%
Consumer discretionary	9.5%
Energy	7.9%
Utilities	4.1%
Telecommunication services	3.0%
Materials	2.2%
Money market funds	2.2%

EAGLE INTERNATIONAL STOCK FUND
COMMON STOCKS—93.9%	Shares	Value
Australia—3.8%
Aristocrat Leisure Ltd.	18,130	$137,057
BlueScope Steel Ltd.	20,359	99,400
DEXUS Property Group	17,767	113,286
Macquarie Group Ltd.	688	32,959
Qantas Airways Ltd.	84,229	205,370
Regis Resources Ltd.	56,129	124,835
Suncorp Group Ltd.	12,237	115,740

Austria—0.2%
Erste Group Bank AG	1,281	36,875

Belgium—0.5%
AGFA-Gevaert N.V.*	15,711	62,472
Elia System Operator S.A.	869	44,958

Denmark—1.3%
Danske Bank A/S	6,271	177,435
DFDS A/S	1,615	64,479
Novo Nordisk A/S	686	38,302

Finland—0.7%
UPM-Kymmene OYJ	4,828	92,418
Valmet OYJ	4,871	61,167

France—8.9%
BNP Paribas S.A.	5,506	291,593
Cap Gemini S.A.	855	79,808
Cie de Saint-Gobain S.A.	1,173	53,750
Cie Generale des Etablissements Michelin	1,808	188,847

COMMON STOCKS—93.9%	Shares	Value
France (cont’d)
Credit Agricole S.A.	14,274	$157,996
Engie	6,052	99,819
Faurecia S.A.	1,457	60,200
Nexans S.A.*	1,834	85,321
Orange S.A.	14,887	247,333
Renault S.A.	3,520	339,639
Societe Generale S.A.	3,730	146,766
TOTAL S.A.	3,511	177,450

Germany—12.5%
Allianz SE	1,405	239,031
Bayer AG	1,889	218,307
Commerzbank AG	11,028	103,414
Daimler AG	5,587	389,285
Deutsche Bank AG	3,875	73,443
Deutsche Lufthansa AG	12,568	195,683
E.ON SE	23,267	241,144
Fresenius SE & Co. KGaA	5,409	394,417
Gerresheimer AG	1,905	142,079
GFT Technologies SE	2,099	51,601
HeidelbergCement AG	1,082	96,343
Merck KGaA	3,149	296,564
Siemens AG	2,297	240,378
Suedzucker AG	2,196	38,777

Hong Kong—1.5%
CLP Holdings Ltd.	16,500	152,543
Orient Overseas International Ltd.	9,500	36,106
Wheelock and Co. Ltd.	32,000	148,147

Ireland—0.5%
CRH PLC	3,756	109,311

Israel—2.5%
Israel Discount Bank Ltd., Class A*	53,753	89,711
Teva Pharmaceutical Industries Ltd.	6,669	366,348
Tower Semiconductor Ltd.*	8,380	97,655

Italy—3.6%
Enel SpA	45,469	206,650
Intesa Sanpaolo SpA	84,141	233,896
Snam SpA	51,468	314,749
Unipol Gruppo Finanziario SpA	8,590	36,880

Japan—26.0%
Bridgestone Corp.	6,500	239,248
Cosmo Energy Holdings Co. Ltd.	8,900	112,928
Fuji Heavy Industries Ltd.	3,200	105,072
Fujitsu Ltd.	16,000	55,906
Heiwa Corp.	4,700	98,727
Hokkaido Electric Power Co., Inc.	11,300	102,999
ITOCHU Corp.	19,400	246,547
Japan Display, Inc.	11,300	21,630
Kajima Corp.	46,000	285,760
KDDI Corp.	9,500	273,655
Marubeni Corp.	43,600	231,440
Matsumotokiyoshi Holdings Co. Ltd.	900	44,052
Mazda Motor Corp.	9,000	137,127
MITSUBA Corp.	3,200	45,812
Mitsubishi UFJ Financial Group, Inc.	48,000	221,511
Mizuho Financial Group, Inc.	38,400	57,558
Nippon Soda Co. Ltd.	16,000	83,607
Nippon Suisan Kaisha Ltd.	63,400	350,422
Nippon Telegraph & Telephone Corp.	12,900	577,279
NTT DOCOMO, Inc.	11,300	271,019

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolios

(UNAUDITED)	04.30.2016

EAGLE INTERNATIONAL STOCK FUND (cont’d)
COMMON STOCKS—93.9%	Shares	Value
Japan (cont’d)
Rengo Co. Ltd.	32,000	$174,253
Resona Holdings, Inc.	22,600	79,897
Sanden Holdings Corp.	16,000	47,185
Sompo Japan Nippon Nipponkoa Holdings, Inc.	9,700	254,684
Sumitomo Corp.	25,800	272,764
Sumitomo Mitsui Financial Group, Inc.	3,200	96,294
Tohoku Electric Power Co., Inc.	12,200	155,977
Topre Corp.	1,900	37,406
Toyo Tire & Rubber Co., Inc.	8,300	124,132
Toyoda Gosei Co. Ltd.	3,200	59,004
Toyota Boshoku Corp.	8,100	150,690
Toyota Motor Corp.	10,800	547,449
ZEON Corp.	16,000	113,683

Netherlands—4.3%
Aegon N.V.	24,118	138,663
AerCap Holdings N.V.*	6,400	256,064
Heineken N.V.	2,067	193,942
Koninklijke Ahold N.V.	2,743	59,727
NN Group N.V.	8,539	296,412

New Zealand—0.3%
Air New Zealand Ltd.	31,728	54,441

Norway—1.1%
Orkla ASA	8,897	77,670
Telenor ASA	8,881	152,808

Singapore—2.1%
Singapore Telecommunications Ltd.	158,200	452,514

Spain—1.7%
Almirall S.A.	2,781	45,781
Banco de Sabadell S.A.	72,547	139,007
Banco Santander S.A.	8,583	43,588
Iberdrola S.A.	21,168	150,690

Sweden—3.0%
Boliden AB	11,455	200,352
Svenska Cellulosa AB SCA, Class B	10,219	322,426
Telefonaktiebolaget LM Ericsson, Class B	13,208	107,017
Tethys Oil AB	3,455	24,781

Switzerland—3.9%
Geberit AG	109	41,936
Lafargeholcim Ltd.	565	28,696
Novartis AG	5,732	436,218
Roche Holding AG	307	77,674
Swiss Re AG	2,470	219,530
Ypsomed Holding AG	371	55,332

United Kingdom—15.5%
AstraZeneca PLC	1,808	103,730
Aviva PLC	20,813	131,861
BAE Systems PLC	27,417	191,280
Barclays PLC	62,811	157,704
Barratt Developments PLC	7,702	59,979
Bellway PLC	2,217	79,385
Bovis Homes Group PLC	2,318	29,584
BP PLC	26,012	143,311
British American Tobacco PLC	4,682	285,472
Britvic PLC	6,039	62,216
BT Group PLC	30,986	200,854

COMMON STOCKS—93.9%	Shares	Value
United Kingdom (cont’d)
GlaxoSmithKline PLC	2,000	$42,745
HSBC Holdings PLC	43,483	288,157
Imperial Brands PLC	8,493	461,793
Investec PLC	11,012	84,330
Lloyds Banking Group PLC	248,983	244,381
Reckitt Benckiser Group PLC	1,101	107,259
Royal Dutch Shell PLC, Class B	18,295	480,334
Taylor Wimpey PLC	81,751	220,529
Total common stocks (cost $20,845,963)		20,473,627

EXCHANGE TRADED FUNDS—2.5%
iShares MSCI EAFE ETF	9,200	537,556
Total exchange traded funds (cost $530,560)		537,556

MONEY MARKET FUNDS—3.0%
Fidelity Institutional Money Market Funds—Government Portfolio—Institutional Shares, 0.23% #	652,941	652,941
Total money market funds (cost $652,941)		652,941

Total investment portfolio (cost $22,029,464)—99.4% ‡		21,664,124

Other assets in excess of liabilities—0.6%		139,201

Total net assets—100.0%		$21,803,325

* Non-income producing security

# Annualized seven-day yield as of April 30, 2016.

‡ As of April 30, 2016, aggregate cost for federal income tax purposes was $22,056,876. Net unrealized appreciation (depreciation) on a tax-basis was $(392,752), including aggregate gross unrealized appreciation and depreciation of $1,980,408 and $(2,373,160), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales. Because tax adjustments are calculated annually, these amounts reflect the tax adjustments outstanding as of the Fund’s previous fiscal year-end.

ETF—Exchange Traded Fund

Sector Allocation
Sector	Percent of net assets
Financials	20.4%
Consumer discretionary	14.2%
Industrials	11.6%
Health care	10.5%
Telecommunication services	10.0%
Consumer staples	9.2%
Utilities	6.7%
Materials	5.1%
Energy	4.3%
Money market funds	3.0%
Exchange traded funds	2.5%
Information technology	1.9%

6	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)	04.30.2016

EAGLE INTERNATIONAL STOCK FUND (cont’d)
Industry allocation
Industry	Value	Percent of net assets
Banks	$2,565,783	11.8%
Diversified telecommunication services	1,630,788	7.5%
Pharmaceuticals	1,625,669	7.5%
Automobiles	1,518,572	7.0%
Insurance	1,432,801	6.6%
Trading companies & distributors	1,006,815	4.6%
Auto components	952,524	4.4%
Oil, gas & consumable fuels	938,804	4.3%
Electric utilities	813,817	3.7%
Tobacco	747,265	3.4%
Money market funds	652,941	3.0%
Wireless telecommunication services	544,674	2.5%
Exchange traded funds	537,556	2.5%
Food products	466,869	2.1%
Airlines	455,494	2.1%
Household products	429,685	2.0%
Metals & mining	424,587	1.9%
Health care providers & services	394,417	1.8%
Household durables	389,477	1.8%
Multi-utilities	340,963	1.6%
Gas utilities	314,749	1.4%
Construction & engineering	285,760	1.3%
Beverages	256,158	1.2%
Industrial conglomerates	240,378	1.1%
Construction materials	234,350	1.1%
Chemicals	197,290	0.9%
Aerospace & defense	191,280	0.9%
Capital markets	190,732	0.9%
IT services	187,315	0.9%
Containers & packaging	174,253	0.8%
Real estate management & development	148,147	0.7%
Life sciences tools & services	142,079	0.6%
Hotels restaurants & leisure	137,057	0.6%
Real estate investment trusts (REITs)	113,286	0.5%
Communications equipment	107,017	0.5%
Food & staples retailing	103,779	0.5%
Marine	100,585	0.5%
Leisure products	98,727	0.4%
Semiconductors & semiconductor equipment	97,655	0.4%
Building products	95,686	0.4%
Paper & forest products	92,418	0.4%
Electrical equipment	85,321	0.4%

Industry allocation
Industry	Value	Percent of net assets
Health care technology	$62,472	0.3%
Machinery	61,167	0.3%
Health care equipment & supplies	55,332	0.2%
Electronic equipment, instruments & components	21,630	0.1%

EAGLE INVESTMENT GRADE BOND FUND
CORPORATE BONDS—54.2%	Principal amount (in thousands)	Value
Aerospace & defense—0.4%
Rolls-Royce PLC, 144A, 2.38%, 10/14/20 (a)	$200	$200,761

Auto manufacturers—1.1%
Ford Motor Credit Co. LLC, 2.02%, 05/03/19	250	250,000
Hyundai Capital America, 144A, 2.40%, 10/30/18 (a)	250	251,581

Banks—7.4%
BankUnited, Inc., 4.88%, 11/17/25	250	251,489
BB&T Corp., 2.45%, 01/15/20	250	255,488
Capital One NA, 2.40%, 09/05/19	250	251,730
Citizens Bank NA, 2.45%, 12/04/19	250	251,939
First Tennessee Bank NA, 2.95%, 12/01/19	250	250,728
JPMorgan Chase & Co., 2.55%, 03/01/21	250	252,916
KeyBank NA, 1.70%, 06/01/18	250	250,010
Manufacturer & Traders Trust Co., 2.30%, 01/30/19	250	253,972
National Australia Bank Ltd., 144A, 2.25%, 07/01/19 (a)	250	253,102
PNC Bank NA, 2.30%, 06/01/20	250	252,989
Royal Bank Of Canada, 2.10%, 10/14/20	250	252,501
SunTrust Banks, Inc., 2.90%, 03/03/21	250	254,258
The Huntington National Bank, 2.40%, 04/01/20	250	248,308
U.S. Bancorp, 2.35%, 01/29/21	250	255,493

Beverages—0.9%
Anheuser Busch InBev Finance, Inc., 3.65%, 02/01/26	250	263,063
PepsiCo, Inc., 2.15%, 10/14/20	150	154,039

Biotechnology—0.6%
Biogen, Inc., 2.90%, 09/15/20	150	155,458
Celgene Corp., 3.95%, 10/15/20	135	144,475

Capital markets—1.7%
Legg Mason, Inc., 2.70%, 07/15/19	59	59,407
State Street Corp., 2.55%, 08/18/20	250	257,568
The Goldman Sachs Group, Inc.,
2.63%, 04/25/21	250	251,070
2.88%, 02/25/21	250	254,071

Chemicals—0.5%
Ecolab, Inc., 2.00%, 01/14/19	250	253,135

Communications equipment—0.8%
Cisco Systems, Inc., 2.95%, 02/28/26	250	261,150
Juniper Networks, Inc., 3.13%, 02/26/19	100	101,648

Diversified financial services—1.7%
Intercontinental Exchange, Inc., 2.75%, 12/01/20	250	257,571
Moody’s Corp., 2.75%, 07/15/19	250	257,400
S&P Global, Inc., 2.50%, 08/15/18	250	255,163
Diversified telecommunication services—0.6%
AT&T, Inc., 5.88%, 10/01/19	250	282,966

The accompanying notes are an integral part of the financial statements.	7

Investment Portfolios

(UNAUDITED)	04.30.2016

EAGLE INVESTMENT GRADE BOND FUND (cont’d)
CORPORATE BONDS—54.2%	Principal amount (in thousands)	Value
Electric—2.1%
Berkshire Hathaway Energy Co., 2.40%, 02/01/20	$250	$255,557
Exelon Generation Co. LLC, 5.20%, 10/01/19	250	274,291
NextEra Energy Capital Holdings, Inc., 2.70%, 09/15/19	250	255,307
PSEG Power LLC, 5.13%, 04/15/20	210	226,875

Electric utilities—1.1%
PG&E Corp., 2.40%, 03/01/19	250	254,572
The Southern Co., 2.15%, 09/01/19	250	253,025

Electronic equipment, instruments & components—0.5%
Amphenol Corp., 3.13%, 09/15/21	250	255,465

Electronics—0.5%
Tyco Electronics Group S.A., 2.38%, 12/17/18	250	251,336

Food—0.6%
Kraft Heinz Foods Co., 144A, 2.80%, 07/02/20 (a)	250	257,496

Food products—2.2%
Ingredion, Inc., 1.80%, 09/25/17	250	250,808
Kellogg Co., 3.25%, 04/01/26	250	256,258
Mead Johnson Nutrition Co., 3.00%, 11/15/20	250	258,784
The J.M. Smucker Co., 2.50%, 03/15/20	250	255,549

Gas—0.5%
Dominion Gas Holdings LLC, 2.50%, 12/15/19	250	254,656

Health care equipment & supplies—2.1%
Becton Dickinson and Co., 2.68%, 12/15/19	250	256,527
CareFusion Corp., 6.38%, 08/01/19	103	115,100
Edwards Lifesciences Corp., 2.88%, 10/15/18	250	256,080
St. Jude Medical, Inc., 2.80%, 09/15/20	100	102,422
Zimmer Biomet Holdings, Inc., 2.70%, 04/01/20	250	254,991

Health care products—0.6%
Medtronic, Inc., 3.15%, 03/15/22	250	266,196

Health care providers & services—1.6%
Aetna, Inc., 3.95%, 09/01/20	250	266,825
Owens & Minor, Inc., 3.88%, 09/15/21	500	513,491

Health care services—1.1%
Roche Holdings, Inc., 144A, 2.88%, 09/29/21 (a)	500	525,065

Household durables—0.3%
Newell Brands, Inc., 2.15%, 10/15/18	150	151,237

Insurance—6.0%
Assurant, Inc., 2.50%, 03/15/18	500	500,194
Chubb INA Holdings, Inc., 2.30%, 11/03/20	250	255,753
Jackson National Life Global Funding, 144A, 1.88%, 10/15/18 (a)	250	251,656
Metropolitan Life Global Funding I, 144A, 2.30%, 04/10/19 (a)	500	509,101
New York Life Global Funding,
144A, 1.55%, 11/02/18 (a)	250	251,114
144A, 2.00%, 04/13/21 (a)	250	249,614
Principal Life Global Funding II, 144A, 1.50%, 04/18/19 (a)	250	249,414
TIAA Asset Management Finance Co. LLC, 144A, 4.13%, 11/01/24 (a)	335	345,880
Trinity Acquisition PLC, 3.50%, 09/15/21	250	254,230

Internet software & services—0.5%
Tencent Holdings Ltd., 144A, 2.88%, 02/11/20 (a)	250	254,846

IT services—3.6%
Automatic Data Processing, Inc., 3.38%, 09/15/25	250	268,672
Broadridge Financial Solutions, Inc., 3.95%, 09/01/20	250	264,077
Fidelity National Information Services, Inc., 2.85%, 10/15/18	250	255,085

CORPORATE BONDS—54.2%	Principal amount (in thousands)	Value
IT services (cont’d)
Fiserv, Inc., 4.63%, 10/01/20	$100	$107,944
International Business Machines Corp., 3.45%, 02/19/26	250	264,569
Total System Services, Inc., 2.38%, 06/01/18	300	300,162
Visa, Inc., 3.15%, 12/14/25	250	261,922

Life sciences tools & services—0.5%
Thermo Fisher Scientific, Inc., 3.00%, 04/15/23	250	253,669

Media—1.7%
Scripps Networks Interactive, Inc., 2.80%, 06/15/20	250	252,771
Sky PLC, 144A, 9.50%, 11/15/18 (a)	205	241,612
The Interpublic Group of Cos., Inc., 4.20%, 04/15/24	291	304,688

Multi-utilities—0.2%
CenterPoint Energy, Inc., 6.50%, 05/01/18	100	108,347

Oil & gas—0.2%
ConocoPhillips Co., 4.20%, 03/15/21	100	106,865

Oil & gas services—0.6%
Schlumberger Holdings Corp., 144A, 3.00%, 12/21/20 (a)	250	256,915

Oil, gas & consumable fuels—1.9%
HollyFontier Corp., 5.88%, 04/01/26	250	254,652
Kinder Morgan Energy Partners LP, 2.65%, 02/01/19	250	247,556
Magellan Midstream Partners LP, 6.55%, 07/15/19	250	279,497
ONEOK Partners LP, 3.80%, 03/15/20	100	100,375

Pharmaceuticals—1.5%
Allergan, Inc., 3.38%, 09/15/20	200	207,012
Bayer US Finance LLC, 144A, 3.00%, 10/08/21 (a)	500	523,872

Pipelines—0.6%
Enterprise Products Operating LLC, 4.05%, 02/15/22	250	262,727

Professional services—0.8%
The Dun & Bradstreet Corp., 4.00%, 06/15/20	100	100,068
Verisk Analytics, Inc., 5.80%, 05/01/21	250	285,034

Real estate investment trusts (REITs)—0.4%
American Tower Corp., 3.30%, 02/15/21	100	103,103
Simon Property Group LP, 2.50%, 07/15/21	100	102,933

Road & rail—0.3%
Ryder System, Inc., 2.65%, 03/02/20	150	150,371

Semiconductors & semiconductor equipment—1.1%
Intel Corp., 3.70%, 07/29/25	250	275,331
KLA-Tencor Corp., 3.38%, 11/01/19	250	257,073

Software—2.2%
Electronic Arts, Inc., 3.70%, 03/01/21	250	261,681
Intuit, Inc., 5.75%, 03/15/17	250	259,469
Microsoft Corp., 3.63%, 12/15/23	250	274,179
Oracle Corp., 2.50%, 10/15/22	250	255,374

Specialty retail—1.1%
AutoNation, Inc., 6.75%, 04/15/18	250	268,611
The Home Depot, Inc., 2.00%, 04/01/21	250	252,753

Technology hardware, storage & peripherals—1.1%
Hewlett Packard Enterprise Co., 144A, 2.45%, 10/05/17 (a)	250	252,815
NetApp, Inc., 3.38%, 06/15/21	250	260,666

Tobacco—0.5%
Philip Morris International, Inc., 1.88%, 02/25/21	250	250,808

Trading companies & distributors—0.5%
Air Lease Corp., 2.63%, 09/04/18	250	248,125
Total corporate bonds (cost $25,325,126)		25,816,547

8	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)	04.30.2016

EAGLE INVESTMENT GRADE BOND FUND (cont’d)
MORTGAGE AND ASSET-BACKED SECURITIES—24.3%	Principal amount (in thousands)	Value
Asset-backed securities—4.2%
Ford Credit Auto Owner Trust, Series 2012-C, Class D, 2.43%, 01/15/19	$1,000	$1,004,923
Hyundai Auto Receivables Trust, Series 2014-A, Class B, 1.73%, 08/15/19	1,000	997,628

Federal agency mortgage-backed obligations—20.1%
Fannie Mae Pool,
Series 0323, Class AS, 2.50%, 08/01/23	458	470,951
Series 0798, Class AK, 3.50%, 01/01/27	435	460,749
Series 1895, Class MA, 2.50%, 05/01/24	398	409,699
Series 1935, Class MA, 3.00%, 06/01/24	376	393,523
Series 2020, Class MA, 2.50%, 09/01/24	396	407,718
Series 2126, Class MA, 3.50%, 12/01/24	575	608,832
Series 2154, Class MA, 3.00%, 01/01/25	454	475,721
Series 2185, Class MA, 3.00%, 02/01/25	397	416,345
Series 2233, Class MA, 2.50%, 04/01/25	419	431,895
Series 2239, Class MA, 3.00%, 04/01/25	828	867,650
Freddie Mac Gold Pool,
Series 13368, Class G, 6.00%, 11/01/23	431	466,043
Series 18509, Class G, 3.50%, 04/01/29	517	547,938
Series 18513, Class G, 3.50%, 05/01/29	302	320,151
Series 18519, Class G, 3.50%, 07/01/29	933	988,965
Series 18592, Class G, 3.00%, 03/01/31	597	624,902
Series 18597, Class G, 3.50%, 04/01/31	750	795,317
Ginnie Mae I Pool, Series 783112, 5.50%, 09/15/22	329	349,375
Ginnie Mae II Pool, Series 5107, 4.00%, 07/20/26	500	522,947
Total mortgage and asset-backed securities (cost $11,498,933)		11,561,272

FOREIGN GOVERNMENT BONDS—0.3%
Province of Alberta Canada, 144A, 1.75%, 08/26/20 (a)	150	151,031
Total foreign government bonds (cost $149,309)		151,031

U.S. TREASURIES—10.3%
U.S. Treasury Notes,
2.13%, 09/30/21	1,100	1,142,282
2.63%, 04/30/18	1,000	1,036,719
2.75%, 11/15/23	1,000	1,078,906
3.63%, 02/15/21	1,500	1,662,656
Total U.S. Treasuries (cost $4,791,552)		4,920,563

U.S. GOVERNMENT AGENCY SECURITIES—5.3%
Federal Farm Credit Banks,
0.75%, 04/18/18	500	499,090
1.15%, 10/10/17	1,000	1,005,373
Private Export Funding Corp., Series CC, 2.25%, 12/15/17	1,000	1,020,875
Total U.S. Government Agencies (cost $2,503,452)		2,525,338

SUPRANATIONAL BANKS—3.2%
Inter-American Development Bank,
1.75%, 10/15/19	1,000	1,015,006
1.88%, 06/16/20	500	509,782
Total supranational banks (cost $1,495,090)		1,524,788

MONEY MARKET FUNDS—4.0%	Shares	Value
Fidelity Institutional Money Market Funds—Government Portfolio—Institutional Shares, 0.23% #	1,914,740	$1,914,740
Total money market funds (cost $1,914,740)		1,914,740

Total investment portfolio (cost $47,678,202)—101.6% ‡		48,414,279

Liabilities in excess of other assets—(1.6)%		(754,342)

Total net assets—100.0%		$47,659,937

(a) Restricted securities deemed to be liquid for purpose of compliance limitations on holdings of illiquid securities. At April 30, 2016, these securities aggregated $5,025,875 or 10.5% of the net assets of the Fund.

# Annualized seven-day yield as of April 30, 2016.

‡ As of April 30, 2016, aggregate cost for federal income tax purposes was $47,678,202. Net unrealized appreciation (depreciation) on a tax-basis was $736,077, including aggregate gross unrealized appreciation and depreciation of $748,309 and $(12,232), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales. Because tax adjustments are calculated annually, these amounts reflect the tax adjustments outstanding as of the Fund’s previous fiscal year-end.

144A—Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

Credit quality breakdown*
Rating	Percent of net assets
AAA/Aaa	45.3%
AA/Aa	8.1%
A/A	19.8%
BBB/Baa	24.4%
Not rated	0.0%

* The table depicts the long-term credit-quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s® (“S&P”), Moody’s Investors Service (“Moody’s”), and Fitch Ratings Inc. (“Fitch”), each of which is a widely used independent nationally recognized statistical rating organization (“NRSRO”). NRSRO ratings are shown because they provide an independent analysis of the credit quality of the Fund’s investments. These credit quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Securities may be rated by other NRSROs and these ratings may be higher or lower. When ratings from multiple agencies are available, the highest is used, consistent with the Fund’s portfolio investment process. Credit quality ratings are subject to change without notice. For more information on S&P’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage. For more information on Moody’s rating methodology, please visit moodys.com and select “Rating Methodologies” under Research & Ratings on the homepage. For more information on Fitch’s rating methodology, please visit fitchratings.com and select “Ratings Definitions” at the bottom of the homepage. Eagle Asset Management, Inc. (“Manager”) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure-specific characteristics. Any securities that are not rated by S&P, Moody’s, or Fitch appear in the table as “Not rated.” However, these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated, but are treated by the Fund, and reflected in the table above, as being rated AAA and Aaa for credit quality purposes.

The accompanying notes are an integral part of the financial statements.	9

Investment Portfolios

(UNAUDITED)	04.30.2016

EAGLE MID CAP GROWTH FUND
COMMON STOCKS—96.8%	Shares	Value
Aerospace & defense—1.1%
Hexcel Corp.	311,742	$14,112,560

Airlines—2.3%
Delta Air Lines, Inc.	410,503	17,105,660
Southwest Airlines Co.	293,333	13,085,585

Banks—1.1%
Signature Bank*	107,196	14,774,825

Beverages—4.1%
Constellation Brands, Inc., Class A	250,765	39,134,386
Monster Beverage Corp.*	108,135	15,595,230

Biotechnology—0.7%
BioMarin Pharmaceutical, Inc.*	109,691	9,288,634

Building products—3.5%
A.O. Smith Corp.	173,078	13,365,083
Allegion PLC	96,834	6,337,785
Fortune Brands Home & Security, Inc.	253,866	14,066,715
Owens Corning	289,384	13,331,921

Capital markets—2.5%
Ameriprise Financial, Inc.	208,807	20,024,591
TD Ameritrade Holding Corp.	428,738	12,789,255

Chemicals—1.6%
Huntsman Corp.	570,755	8,983,684
The Sherwin-Williams Co.	44,003	12,642,502

Commercial services & supplies—2.6%
Waste Connections, Inc.	508,310	34,199,097

Communications equipment—0.7%
Palo Alto Networks, Inc.*	60,311	9,099,121

Construction materials—1.7%
Martin Marietta Materials, Inc.	135,604	22,948,265

Diversified financial services—1.9%
FactSet Research Systems, Inc.	69,984	10,550,088
Voya Financial, Inc.	470,872	15,289,214

Diversified telecommunication services—1.7%
SBA Communications Corp., Class A*	221,878	22,862,309

Electrical equipment—2.9%
Acuity Brands, Inc.	74,410	18,147,855
Sensata Technologies Holding N.V.*	542,675	20,442,567

Electronic equipment, instruments & components—1.6%
Amphenol Corp., Class A	225,639	12,597,425
IPG Photonics Corp.*	108,071	9,366,514

Food products—1.4%
The WhiteWave Foods Co.*	464,868	18,692,342

Health care equipment & supplies—5.2%
Align Technology, Inc.*	118,553	8,558,341
DENTSPLY SIRONA, Inc.	159,053	9,479,559
DexCom, Inc.*	92,921	5,982,254
Edwards Lifesciences Corp.*	192,424	20,437,353
Intuitive Surgical, Inc.*	19,441	12,177,065
The Cooper Companies, Inc.	81,221	12,433,310

Health care providers & services—6.2%
Acadia Healthcare Co., Inc.*	156,269	9,874,638
AmerisourceBergen Corp.	138,694	11,802,859
Centene Corp.*	305,952	18,956,786
Cigna Corp.	63,518	8,799,784
Envision Healthcare Holdings, Inc.*	406,013	9,188,074

COMMON STOCKS—96.8%	Shares	Value
Health care providers & services (cont’d)
Universal Health Services, Inc., Class B	89,436	$11,955,804
VCA, Inc.*	195,143	12,288,155

Health care technology—0.5%
Cerner Corp.*	123,830	6,951,816

Hotels, restaurants & leisure—5.0%
Chipotle Mexican Grill, Inc.*	25,655	10,799,985
Dominos Pizza, Inc.	97,381	11,771,415
Royal Caribbean Cruises Ltd.	375,140	29,035,836
Starwood Hotels & Resorts Worldwide, Inc.	182,988	14,983,058

Household durables—3.1%
Harman International Industries, Inc.	308,949	23,714,925
Lennar Corp., Class A	391,750	17,750,193

Household products—1.8%
Church & Dwight Co., Inc.	264,610	24,529,347

Internet & catalog retail—2.5%
Liberty Interactive Corp. QVC Group, Class A*	966,079	25,311,270
TripAdvisor, Inc.*	125,148	8,083,309

Internet software & services—2.0%
CoStar Group, Inc.*	38,940	7,683,251
LinkedIn Corp., Class A*	116,324	14,576,560
Twitter, Inc.*	318,817	4,661,105

IT services—2.1%
FleetCor Technologies, Inc.*	52,050	8,051,094
Gartner, Inc.*	74,145	6,463,219
Sabre Corp.	456,187	13,206,614

Leisure products—1.0%
Brunswick Corp.	286,335	13,752,670

Life sciences tools & services—1.0%
Quintiles Transnational Holdings, Inc.*	191,201	13,206,253

Machinery—1.5%
The Middleby Corp.*	93,406	10,241,034
WABCO Holdings, Inc.*	92,093	10,329,151

Media—2.8%
Lions Gate Entertainment Corp.	421,990	9,368,178
Sirius XM Holdings, Inc.*	7,119,229	28,120,955

Multiline retail—1.2%
Dollar Tree, Inc.*	98,086	7,818,435
Macy’s, Inc.	210,273	8,324,708

Oil, gas & consumable fuels—2.7%
Diamondback Energy, Inc.*	237,640	20,574,871
RSP Permian, Inc.*	497,236	15,220,394

Professional services—2.2%
IHS, Inc., Class A*	131,566	16,206,300
Verisk Analytics, Inc.*	169,493	13,149,267

Real estate investment trusts (REITs)—3.4%
Brixmor Property Group, Inc.	670,356	16,926,489
Crown Castle International Corp.	186,171	16,174,536
Equity Residential	175,152	11,922,597

Road & rail—0.6%
Old Dominion Freight Line, Inc.*	129,111	8,527,782

Semiconductors & semiconductor equipment—3.3%
Cavium, Inc.*	111,904	5,524,700
Microchip Technology, Inc.	359,074	17,447,406
NVIDIA Corp.	264,379	9,393,386
Skyworks Solutions, Inc.	167,845	11,215,403

10	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)	04.30.2016

EAGLE MID CAP GROWTH FUND (cont’d)
COMMON STOCKS—96.8%	Shares	Value
Software—7.5%
ANSYS, Inc.*	146,020	$13,254,235
Autodesk, Inc.*	230,722	13,801,790
Cadence Design Systems, Inc.*	527,835	12,240,494
Electronic Arts, Inc.*	149,000	9,215,650
Mobileye N.V.*	211,646	8,074,295
ServiceNow, Inc.*	122,880	8,783,462
Splunk, Inc.*	199,016	10,344,852
Synopsys, Inc.*	213,577	10,149,179
Tableau Software, Inc., Class A*	116,217	6,008,419
The Ultimate Software Group, Inc.*	39,102	7,687,062

Specialty retail—7.2%
American Eagle Outfitters, Inc.	614,628	8,795,327
AutoZone, Inc.*	17,675	13,525,440
Burlington Stores, Inc.*	173,370	9,876,889
O’Reilly Automotive, Inc.*	60,492	15,890,039
Sally Beauty Holdings, Inc.*	576,819	18,112,117
Tractor Supply Co.	247,732	23,450,311
Ulta Salon, Cosmetics & Fragrance, Inc.*	32,191	6,704,741

Textiles, apparel & luxury goods—0.4%
Lululemon Athletica, Inc.*	70,882	4,646,315

Trading companies & distributors—2.2%
AerCap Holdings N.V.*	277,997	11,122,660
HD Supply Holdings, Inc.*	517,334	17,734,209
Total common stocks (cost $1,096,342,854)		1,291,202,193

MONEY MARKET FUNDS—1.7%
Fidelity Institutional Money Market Funds—Government Portfolio—Institutional Shares, 0.23% #	23,093,786	23,093,786
Total money market funds (cost $23,093,786)		23,093,786

Total investment portfolio (cost $1,119,436,640)—98.5% ‡		1,314,295,979

Other Assets in Excess of Liabilities—1.5%		20,560,646

Total net assets—100.0%		$1,334,856,625

* Non-income producing security

# Annualized seven-day yield as of April 30, 2016

‡ As of April 30, 2016, aggregate cost for federal income tax purposes was $1,122,636,023. Net unrealized appreciation (depreciation) on a tax-basis was $191,659,956, including aggregate gross unrealized appreciation and depreciation of $241,993,719 and $(50,333,763), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales. Because tax adjustments are calculated annually, these amounts reflect the tax adjustments outstanding as of the Fund’s previous fiscal year-end.

Sector allocation
Sector	Percent of net assets
Consumer discretionary	23.2%
Industrials	18.9%
Information technology	17.2%
Health care	13.6%
Financials	8.9%
Consumer staples	7.3%
Materials	3.3%
Energy	2.7%
Money market funds	1.7%
Telecommunication services	1.7%

EAGLE MID CAP STOCK FUND
COMMON STOCKS—96.8%	Shares	Value
Aerospace & defense—0.7%
B/E Aerospace, Inc.	37,653	$1,831,065

Auto components—0.8%
Delphi Automotive PLC	30,448	2,241,886

Banks—4.6%
East West Bancorp, Inc.	103,507	3,880,477
First Republic Bank	41,725	2,934,102
Signature Bank*	24,950	3,438,859
SVB Financial Group*	22,660	2,362,985

Beverages—2.4%
Constellation Brands, Inc., Class A	43,388	6,771,131

Capital markets—3.2%
Affiliated Managers Group, Inc.*	19,571	3,333,333
Invesco Ltd.	97,512	3,023,847
Lazard Ltd., Class A	66,859	2,410,267

Chemicals—1.9%
Albemarle Corp.	47,213	3,123,612
The Sherwin-Williams Co.	7,089	2,036,741

Commercial services & supplies—2.7%
Stericycle, Inc.*	41,237	3,940,608
Waste Connections, Inc.	53,872	3,624,508

Communications equipment—0.7%
F5 Networks, Inc.*	17,287	1,810,813

Construction & engineering—1.2%
Quanta Services, Inc.*	145,786	3,458,044

Consumer finance—1.5%
Discover Financial Services	75,474	4,246,922

Containers & packaging—2.4%
Berry Plastics Group, Inc.*	76,871	2,768,894
Crown Holdings, Inc.*	72,245	3,826,095

Distributors—2.0%
LKQ Corp.*	170,245	5,456,352

Electrical equipment—2.4%
Acuity Brands, Inc.	9,957	2,428,413
AMETEK, Inc.	86,277	4,149,061

Electronic equipment, instruments & components—3.4%
Amphenol Corp., Class A	69,569	3,884,037
Cognex Corp.	63,504	2,256,297
FLIR Systems, Inc.	104,443	3,155,223

Energy equipment & services—1.7%
Core Laboratories N.V.	14,198	1,897,705
FMC Technologies, Inc.*	54,946	1,675,303
Weatherford International PLC*	149,614	1,216,362

Food products—2.0%
The Hain Celestial Group, Inc.*	57,882	2,422,940
The WhiteWave Foods Co.*	76,580	3,079,282

Health care equipment & supplies—7.4%
DENTSPLY SIRONA, Inc.	53,943	3,215,003
Edwards Lifesciences Corp.*	21,501	2,283,621
St. Jude Medical, Inc.	38,154	2,907,335
STERIS PLC	49,833	3,521,698
Teleflex, Inc.	21,825	3,399,899
The Cooper Companies, Inc.	16,477	2,522,299
Varian Medical Systems, Inc.*	32,276	2,620,166

The accompanying notes are an integral part of the financial statements.	11

Investment Portfolios

(UNAUDITED)	04.30.2016

EAGLE MID CAP STOCK FUND (cont’d)
COMMON STOCKS—96.8%	Shares	Value
Health care providers & services—3.4%
Acadia Healthcare Co., Inc.*	36,509	$2,307,004
Centene Corp.*	45,050	2,791,298
Laboratory Corp. of America Holdings*	15,148	1,898,347
MEDNAX, Inc.*	34,436	2,454,943

Hotels, restaurants & leisure—2.6%
Chipotle Mexican Grill, Inc.*	3,611	1,520,123
Panera Bread Co., Class A*	9,418	2,020,067
Wyndham Worldwide Corp.	52,680	3,737,646

Household durables—1.0%
Mohawk Industries, Inc.*	14,772	2,845,530

Household products—2.0%
Church & Dwight Co., Inc.	34,080	3,159,216
Spectrum Brands Holdings, Inc.	20,962	2,381,283

Industrial conglomerates—1.3%
Roper Technologies, Inc.	20,235	3,563,181

Insurance—4.2%
Arch Capital Group Ltd.*	39,348	2,773,640
Arthur J Gallagher & Co.	97,189	4,474,582
Reinsurance Group of America, Inc.	45,013	4,286,138

Internet & catalog retail—1.1%
Liberty Interactive Corp., QVC Group, Class A*	119,265	3,124,743

IT services—3.2%
Amdocs Ltd.	75,763	4,283,640
Fiserv, Inc.*	47,079	4,600,560

Life sciences tools & services—1.1%
Agilent Technologies, Inc.	77,102	3,155,014

Machinery—3.1%
IDEX Corp.	24,809	2,031,857
The Middleby Corp.*	32,478	3,560,888
Wabtec Corp.	35,074	2,908,687

Media—1.0%
Omnicom Group, Inc.	34,230	2,840,063

Metals & mining—1.1%
Steel Dynamics, Inc.	122,402	3,085,754

Multiline retail—1.1%
Dollar Tree, Inc.*	37,266	2,970,473

Multi-utilities—0.9%
CMS Energy Corp.	62,535	2,543,924

Oil, gas & consumable fuels—3.3%
Cimarex Energy Co.	27,685	3,014,343
Concho Resources, Inc.*	26,178	3,041,098
Range Resources Corp.	72,758	3,209,355

Pharmaceuticals—2.4%
Perrigo Co. PLC	30,568	2,955,009
Zoetis, Inc.	77,067	3,624,461

Professional services—0.6%
Verisk Analytics, Inc.*	22,609	1,754,006

Real estate investment trusts (REITs)—3.3%
Boston Properties, Inc.	24,785	3,193,795
Essex Property Trust, Inc.	16,763	3,695,403
Extra Space Storage, Inc.	28,107	2,387,690

Road & rail—2.0%
Genesee & Wyoming, Inc., Class A*	40,456	2,634,090
J.B. Hunt Transport Services, Inc.	32,059	2,657,050

COMMON STOCKS—96.8%	Shares	Value
Semiconductors & semiconductor equipment—2.8%
Microchip Technology, Inc.	82,653	$4,016,109
Skyworks Solutions, Inc.	57,427	3,837,272

Software—7.1%
ANSYS, Inc.*	50,864	4,616,925
Manhattan Associates, Inc.*	47,297	2,863,361
NICE- Systems Ltd., Sponsored ADR	66,807	4,265,627
Nuance Communications, Inc.*	95,991	1,649,125
Qlik Technologies, Inc.*	113,327	3,489,338
The Ultimate Software Group, Inc.*	13,490	2,651,999

Specialty retail—3.9%
Foot Locker, Inc.	28,944	1,778,320
Tractor Supply Co.	53,505	5,064,783
Ulta Salon, Cosmetics & Fragrance, Inc.*	19,989	4,163,309

Textiles, apparel & luxury goods—2.4%
Hanesbrands, Inc.	143,346	4,161,334
PVH Corp.	25,726	2,459,406

Trading companies & distributors—0.9%
Fastenal Co.	51,070	2,389,565
Total common stocks (cost $216,943,326)		268,046,559

MONEY MARKET FUNDS—2.9%
Fidelity Institutional Money Market Funds—Government Portfolio—Institutional Shares, 0.23%#	8,159,537	8,159,537
Total money market funds (cost $8,159,537)		8,159,537

Total investment portfolio (cost $225,102,863)—99.7% ‡		276,206,096

Other assets in excess of liabilities—0.3%		849,649

Total net assets—100.0%		$277,055,745

* Non-income producing security

# Annualized seven-day yield as of April 30, 2016.

‡ As of April 30, 2016, aggregate cost for federal income tax purposes was $226,502,969. Net unrealized appreciation (depreciation) on a tax-basis was $49,703,127, including aggregate gross unrealized appreciation and depreciation of $58,072,403 and $(8,369,276), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales. Because tax adjustments are calculated annually, these amounts reflect the tax adjustments outstanding as of the Fund’s previous fiscal year-end.

ADR—American depository receipt

Sector allocation
Sector	Percent of net assets
Information technology	17.1%
Financials	16.8%
Consumer discretionary	16.0%
Industrials	14.8%
Health care	14.3%
Consumer staples	6.4%
Materials	5.4%
Energy	5.1%
Money market funds	2.9%
Utilities	0.9%

12	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)	04.30.2016

EAGLE SMALL CAP GROWTH FUND
COMMON STOCKS—99.2%	Shares	Value
Aerospace & defense—1.3%
Hexcel Corp.	1,056,896	$47,845,682

Air freight & logistics—0.1%
Echo Global Logistics, Inc.*	139,149	3,251,912

Airlines—1.9%
JetBlue Airways Corp.*	3,518,043	69,622,071

Banks—1.5%
Synovus Financial Corp.	1,259,297	39,239,695
UMB Financial Corp.	290,427	16,191,305

Biotechnology—8.2%
ACADIA Pharmaceuticals, Inc.*	612,273	19,776,418
Acceleron Pharma, Inc.*	477,271	14,294,266
Acorda Therapeutics, Inc.*	1,003,504	25,940,578
Aimmune Therapeutics, Inc.*	1,101,977	14,270,602
Akebia Therapeutics, Inc.*	1,918,651	18,016,133
Alder Biopharmaceuticals, Inc.*	665,919	17,680,149
Anacor Pharmaceuticals, Inc.*	504,207	31,633,947
Atara Biotherapeutics, Inc.*	841,151	15,149,130
Enanta Pharmaceuticals, Inc.*	578,973	16,906,012
Lexicon Pharmaceuticals, Inc.*	1,366,401	18,869,998
Neurocrine Biosciences, Inc.*	551,582	25,141,108
Novavax, Inc.*	3,311,871	17,354,204
Ophthotech Corp.*	551,756	25,789,075
Portola Pharmaceuticals, Inc.*	418,209	9,936,646
Sage Therapeutics, Inc.*	519,696	19,587,342
Sarepta Therapeutics, Inc.*	256,878	3,645,099
Ultragenyx Pharmaceutical, Inc.*	209,045	14,135,623

Building products—1.2%
Builders FirstSource, Inc.*	1,809,270	20,064,804
Trex Co., Inc.*	550,000	26,097,500

Capital markets—1.4%
Artisan Partners Asset Management, Inc., Class A	333,265	10,767,792
Stifel Financial Corp.*	1,225,809	40,341,374

Chemicals—3.3%
Chemtura Corp.*	1,016,903	28,320,748
Huntsman Corp.	2,421,523	38,114,772
Quaker Chemical Corp.	650,346	57,919,815

Commercial services & supplies—3.2%
Waste Connections, Inc.	1,816,935	122,243,387

Construction materials—1.5%
Martin Marietta Materials, Inc.	343,637	58,153,690

Distributors—0.8%
Pool Corp.	324,927	28,401,869

Diversified consumer services—1.6%
Bright Horizons Family Solutions, Inc.*	397,945	26,113,151
Houghton Mifflin Harcourt Co.*	1,004,526	20,602,828
Sotheby’s	552,029	15,037,270

Electrical equipment—2.1%
Acuity Brands, Inc.	224,136	54,664,529
Thermon Group Holdings, Inc.*	1,391,128	26,069,739

Electronic equipment, instruments & components—4.3%
Cognex Corp.	991,148	35,215,488
Coherent, Inc.*	922,297	86,142,540
IPG Photonics Corp.*	481,923	41,768,266

Energy equipment & services—0.2%
Geospace Technologies Corp.*	559,634	9,155,612

COMMON STOCKS—99.2%	Shares	Value
Food & staples retailing—0.9%
Casey’s General Stores, Inc.	293,637	$32,887,344

Food products—2.4%
Pinnacle Foods, Inc.	493,988	21,038,949
The Hain Celestial Group, Inc.*	744,708	31,173,477
The WhiteWave Foods Co.*	952,612	38,304,528

Health care equipment & supplies—6.3%
Abiomed, Inc.*	476,004	46,239,029
Natus Medical, Inc.*	1,439,443	45,875,048
NuVasive, Inc.*	590,328	31,251,964
STERIS PLC	548,771	38,781,647
West Pharmaceutical Services, Inc.	632,499	45,033,929
ZELTIQ Aesthetics, Inc.*	984,983	29,450,992

Health care providers & services—5.1%
Acadia Healthcare Co., Inc.*	465,862	29,437,820
Adeptus Health, Inc., Class A*	401,508	27,350,725
Air Methods Corp.*	919,316	33,996,306
Centene Corp.*	964,442	59,756,826
HealthSouth Corp.	518,642	21,502,897
Team Health Holdings, Inc.*	448,495	18,760,546

Health care technology—0.9%
HMS Holdings Corp.*	2,047,943	34,589,757

Hotels restaurants & leisure—4.2%
Buffalo Wild Wings, Inc.*	146,359	19,562,344
Chuy’s Holdings, Inc.*	840,467	25,667,862
Cracker Barrel Old Country Store, Inc.	192,336	28,159,914
Dominos Pizza, Inc.	368,044	44,489,159
Intrawest Resorts Holdings, Inc.*	1,685,772	14,565,070
Jack in the Box, Inc.	405,943	27,421,450

Household durables—2.5%
Universal Electronics, Inc.*	1,401,052	93,043,863

Insurance—1.5%
Enstar Group Ltd.*	192,849	30,554,995
ProAssurance Corp.	526,745	25,141,539

Internet & catalog retail—1.8%
Expedia, Inc.	66,375	7,684,234
HSN, Inc.	408,795	21,678,399
Nutrisystem, Inc.	1,762,897	38,818,992

Internet software & services—2.2%
Cornerstone OnDemand, Inc.*	716,443	24,609,817
Demandware, Inc.*	357,700	16,482,816
WebMD Health Corp.*	420,191	26,362,783
Zillow Group, Inc., Class A*	188,196	4,708,664
Zillow Group, Inc., Class C*	376,392	9,048,464

IT services—0.1%
Everi Holdings, Inc.*	2,814,421	4,728,227

Leisure products—1.0%
Brunswick Corp.	795,010	38,184,330

Life sciences tools & services—1.4%
PAREXEL International Corp.*	446,813	27,300,274
PRA Health Sciences, Inc.*	549,784	26,087,251

Machinery—2.5%
Colfax Corp.*	410,926	13,326,330
Proto Labs, Inc.*	213,615	12,780,586
WABCO Holdings, Inc.*	402,720	45,169,075
Woodward, Inc.	392,322	21,267,776

The accompanying notes are an integral part of the financial statements.	13

Investment Portfolios

(UNAUDITED)	04.30.2016

EAGLE SMALL CAP GROWTH FUND (cont’d)
COMMON STOCKS—99.2%	Shares	Value
Oil, gas & consumable fuels—2.1%
Diamondback Energy, Inc.*	330,900	$28,649,322
RSP Permian, Inc.*	1,612,345	49,353,880

Pharmaceuticals—2.3%
Dermira, Inc.*	854,147	21,601,378
Prestige Brands Holdings, Inc.*	863,476	49,028,167
The Medicines Co.*	489,615	17,425,398

Professional services—0.4%
The Advisory Board Co.*	456,040	14,429,106

Real estate investment trusts (REITs)—3.2%
CubeSmart	1,089,817	32,269,481
Equity One, Inc.	817,505	23,135,392
Seritage Growth Properties, Class A	460,370	24,569,947
The GEO Group, Inc.	1,283,247	41,102,401

Road & rail—1.0%
Landstar System, Inc.	570,617	37,403,944

Semiconductors & semiconductor equipment—2.6%
Cavium, Inc.*	1,014,448	50,083,298
Teradyne, Inc.	886,438	16,762,543
Veeco Instruments, Inc.*	1,594,162	29,348,522

Software—12.1%
ANSYS, Inc.*	359,070	32,592,784
Aspen Technology, Inc.*	565,366	21,500,869
Ellie Mae, Inc.*	17,763	1,484,987
Fortinet, Inc.*	928,499	30,185,502
Guidewire Software, Inc.*	535,436	30,503,789
Imperva, Inc.*	666,029	30,957,028
Manhattan Associates, Inc.*	611,746	37,035,103
Proofpoint, Inc.*	1,132,558	65,982,829
PTC, Inc.*	1,511,888	55,123,436
Qualys, Inc.*	903,440	22,748,619
RealPage, Inc.*	1,102,340	24,240,457
The Ultimate Software Group, Inc.*	391,923	77,048,143
Tyler Technologies, Inc.*	176,531	25,845,904

Specialty retail—5.7%
Burlington Stores, Inc.*	940,195	53,562,909
Genesco, Inc.*	1,632,729	112,952,192
MarineMax, Inc.*	118,170	2,246,412
Sportsman’s Warehouse Holdings, Inc.*	425,000	4,836,500
Vitamin Shoppe, Inc.*	1,474,434	40,355,259

Technology hardware, storage & peripherals—0.5%
Electronics For Imaging, Inc.*	456,080	18,170,227

Textiles, apparel & luxury goods—2.5%
Steven Madden Ltd.*	1,404,258	49,163,073
Tumi Holdings, Inc.*	1,660,150	44,292,802

Thrifts & mortgage finance—0.5%
MGIC Investment Corp.*	2,656,111	19,203,683

Trading companies & distributors—0.9%
Air Lease Corp.	658,930	20,084,186
H&E Equipment Services, Inc.	605,641	12,252,118
Total common stocks (cost $2,956,044,473)		3,729,279,757

CONTINGENT VALUE RIGHTS—0.0%
Biotechnology—0.0%
Dyax Corp.* (a)	303,243	242,594
Total contingent value rights (cost $142,782)		242,594

MONEY MARKET FUNDS—0.4%	Shares	Value
Fidelity Institutional Money Market Funds—Government Portfolio—Institutional Shares, 0.23%#	16,370,890	$16,370,890
Total money market funds (cost $16,370,890)		16,370,890

Total investment portfolio (cost $2,972,558,145)—99.6% ‡		3,745,893,241

Other Assets in Excess of Liabilities—0.4%		15,825,822

Total net assets—100.0%		$3,761,719,063

(a) Security is fair valued as determined in good faith in accordance with the Pricing and Valuation Procedures approved by the Board of Trustees. The security is also illiquid and may not be sold by the Fund. As of April 30, 2016, the total market value of fair valued and illiquid securities held by the Fund is $242,594, representing less than 0.01% of the Fund’s net assets.

* Non-income producing security

# Annualized seven-day yield as of April 30, 2016.

‡ As of April 30, 2016, aggregate cost for federal income tax purposes was $2,991,732,228. Net unrealized appreciation (depreciation) on a tax-basis was $754,161,013, including aggregate gross unrealized appreciation and depreciation of $976,486,154 and $(222,325,141), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales. Because tax adjustments are calculated annually, these amounts reflect the tax adjustments outstanding as of the Fund’s previous fiscal year-end.

Sector allocation
Sector	Percent of net assets
Health care	24.2%
Information technology	21.8%
Consumer discretionary	20.1%
Industrials	14.5%
Financials	8.1%
Materials	4.9%
Consumer staples	3.3%
Energy	2.3%
Money market funds	0.4%

EAGLE SMALLER COMPANY FUND
COMMON STOCKS—96.3%	Shares	Value
Aerospace & defense—2.1%
B/E Aerospace, Inc.	6,882	$334,672
HEICO Corp.	10,866	666,194

Auto components—0.8%
Gentherm, Inc.*	9,810	360,419

Banks—8.6%
Central Pacific Financial Corp.	23,194	541,348
Eagle Bancorp, Inc.*	10,663	540,614
East West Bancorp, Inc.	10,693	400,881
PacWest Bancorp	12,131	484,997
Signature Bank*	2,349	323,763
South State Corp.	7,340	513,653

14	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)	04.30.2016

EAGLE SMALLER COMPANY FUND (cont’d)
COMMON STOCKS—96.3%	Shares	Value
Banks (cont’d)
Talmer Bancorp, Inc., Class A	25,094	$486,824
Texas Capital Bancshares, Inc.*	5,587	255,996
Western Alliance Bancorporation*	13,357	488,599

Building products—1.0%
A.O. Smith Corp.	5,901	455,675

Capital markets—3.0%
Evercore Partners, Inc., Class A	9,199	475,037
Financial Engines, Inc.	11,801	380,110
HFF, Inc., Class A	17,445	555,274

Chemicals—3.0%
Albemarle Corp.	7,392	489,055
Balchem Corp.	9,922	608,814
Innospec, Inc.	6,468	312,792

Commercial services & supplies—2.2%
Healthcare Services Group, Inc.	16,041	607,152
Ritchie Bros Auctioneers, Inc.	14,670	420,882

Communications equipment—0.7%
Plantronics, Inc.	8,582	329,978

Construction & engineering—0.9%
Primoris Services Corp.	18,121	423,850

Consumer finance—1.1%
PRA Group, Inc.*	16,172	536,587

Containers & packaging—2.0%
AptarGroup, Inc.	5,914	449,464
Berry Plastics Group, Inc.*	13,056	470,277

Diversified consumer services—1.0%
Bright Horizons Family Solutions, Inc.*	7,153	469,380

Diversified financial services—0.9%
NASDAQ, Inc.	7,120	439,375

Electric utilities—1.2%
ALLETE, Inc.	10,005	562,181

Electronic equipment, instruments & components—2.3%
Cognex Corp.	15,426	548,086
FLIR Systems, Inc.	18,302	552,903

Energy equipment & services—0.7%
Core Laboratories N.V.	2,636	352,328

Food & staples retailing—1.3%
Casey’s General Stores, Inc.	5,610	628,320

Food products—2.5%
J&J Snack Foods Corp.	4,340	438,904
TreeHouse Foods, Inc.*	8,365	739,466

Health care equipment & supplies—7.2%
Globus Medical, Inc., Class A*	16,973	425,004
ICU Medical, Inc.*	4,534	450,408
Integra LifeSciences Holdings Corp.*	8,564	606,502
NuVasive, Inc.*	8,238	436,120
STERIS PLC	7,611	537,869
Teleflex, Inc.	3,460	538,999
West Pharmaceutical Services, Inc.	5,610	399,432

Health care providers & services—3.2%
Acadia Healthcare Co., Inc.*	4,998	315,824
Centene Corp.*	8,343	516,932
MEDNAX, Inc.*	5,713	407,280
VCA, Inc.*	4,128	259,940

COMMON STOCKS—96.3%	Shares	Value
Health care technology—0.9%
Omnicell, Inc.*	13,105	$417,525

Hotels restaurants & leisure—3.5%
Bloomin’ Brands, Inc.	27,966	522,964
Popeyes Louisiana Kitchen, Inc.*	10,431	560,771
Texas Roadhouse, Inc.	13,935	567,433

Household durables—0.8%
Helen Of Troy Ltd.*	3,864	384,584

Household products—0.9%
Spectrum Brands Holdings, Inc.	3,821	434,066

Insurance—2.9%
AMERISAFE, Inc.	8,814	474,898
James River Group Holdings Ltd.	13,298	411,706
Reinsurance Group of America, Inc.	5,203	495,430

Internet software & services—1.5%
j2 Global, Inc.	4,407	279,933
SPS Commerce, Inc.*	8,744	445,332

IT services—1.4%
Gartner, Inc.*	4,092	356,700
NeuStar, Inc., Class A*	13,115	308,071

Life sciences tools & services—2.1%
Bio-Rad Laboratories, Inc., Class A*	4,039	572,932
Bio-Techne Corp.	4,232	394,338

Machinery—5.5%
CLARCOR, Inc.	7,167	421,204
Graco, Inc.	5,918	463,912
IDEX Corp.	4,690	384,111
Proto Labs, Inc.*	7,937	474,871
The Middleby Corp.*	4,195	459,940
The Toro Co.	4,666	403,376

Media—2.0%
Gray Television, Inc.*	33,809	434,446
MDC Partners, Inc., Class A	24,940	504,785

Metals & mining—2.0%
Reliance Steel & Aluminum Co.	4,647	343,739
Steel Dynamics, Inc.	24,165	609,200

Multiline retail—0.1%
Ollie’s Bargain Outlet Holdings, Inc.*	1,639	43,352

Oil, gas & consumable fuels—1.3%
Carrizo Oil & Gas, Inc.*	8,581	303,510
Diamondback Energy, Inc.*	3,340	289,177

Pharmaceuticals—1.4%
Catalent, Inc.*	13,404	395,820
Prestige Brands Holdings, Inc.*	4,606	261,529

Professional services—1.1%
WageWorks, Inc.*	9,781	526,805

Real estate investment trusts (REITs)—4.8%
American Assets Trust, Inc.	13,610	539,909
Corporate Office Properties Trust	23,939	614,753
Hudson Pacific Properties, Inc.	17,937	524,657
Pebblebrook Hotel Trust	10,665	294,781
Terreno Realty Corp.	12,158	276,838

Road & rail—2.0%
Genesee & Wyoming, Inc., Class A*	8,981	584,753
Landstar System, Inc.	5,613	367,932

The accompanying notes are an integral part of the financial statements.	15

Investment Portfolios

(UNAUDITED)	04.30.2016

EAGLE SMALLER COMPANY FUND (cont’d)
COMMON STOCKS—96.3%	Shares	Value
Semiconductors & semiconductor equipment—2.4%
Cavium, Inc.*	5,541	$273,559
Monolithic Power Systems, Inc.	6,584	410,973
Power Integrations, Inc.	9,737	469,810

Software—8.7%
Ellie Mae, Inc.*	9,487	793,113
Manhattan Associates, Inc.*	7,561	457,743
Monotype Imaging Holdings, Inc.	14,866	327,498
NICE- Systems Ltd., Sponsored ADR	13,006	830,433
Qlik Technologies, Inc.*	27,176	836,749
Qualys, Inc.*	16,943	426,625
RealPage, Inc.*	1,252	27,531
The Ultimate Software Group, Inc.*	1,993	391,804

Specialty retail—3.1%
Burlington Stores, Inc.*	10,592	603,426
Mattress Firm Holding Corp.*	5,735	223,780
Monro Muffler Brake, Inc.	9,045	626,095

Textiles, apparel & luxury goods—0.9%
Steven Madden Ltd.*	11,615	406,641

Thrifts & mortgage finance—0.5%
LendingTree, Inc.*	2,555	228,596

Trading companies & distributors—0.8%
MSC Industrial Direct Co., Inc., Class A	4,585	355,337
Total common stocks (cost $37,034,972)		45,377,956

MONEY MARKET FUNDS—4.6%
Fidelity Institutional Money Market Funds—Government Portfolio—Institutional Shares, 0.23%#	2,188,198	2,188,198
Total money market funds (cost $2,188,198)		2,188,198

Total investment portfolio (cost $39,223,170)—100.9% ‡		47,566,154

Liabilities in excess of other assets—(0.9)%		(425,260)

Total net assets—100.0%		$47,140,894

* Non-income producing security

# Annualized seven-day yield as of April 30, 2016

‡ As of April 30, 2016, aggregate cost for federal income tax purposes was $39,689,757. Net unrealized appreciation (depreciation) on a tax-basis was $7,876,397, including aggregate gross unrealized appreciation and depreciation of $9,204,644 and $(1,328,247), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales. Because tax adjustments are calculated annually, these amounts reflect the tax adjustments outstanding as of the Fund’s previous fiscal year-end.

ADR—American depository receipt

Sector allocation
Sector	Percent of net assets
Financials	21.8%
Information technology	17.1%
Industrials	15.6%
Health care	14.7%
Consumer discretionary	12.1%
Materials	7.0%
Consumer staples	4.8%
Money market funds	4.6%
Energy	2.0%
Utilities	1.2%

EAGLE TACTICAL ALLOCATION FUND
EXCHANGE TRADED FUNDS—94.2%	Shares	Value
Commodity—5.0%
iShares Gold Trust*	9,951	$124,188

Equity—31.4%
SPDR S&P500 ETF Trust	2,278	469,951
SPDR S&P MidCap 400 ETF Trust	1,160	308,386

Fixed income—57.8%
iShares Core U.S. Aggregate Bond ETF	7,768	861,394
iShares Core U.S. Treasury Bond ETF	8,347	214,601
iShares MBS ETF	3,272	357,957
Total exchange traded funds (cost $2,283,370)		2,336,477

MONEY MARKET FUNDS—1.9%
Fidelity Institutional Money Market Funds—Government Portfolio—Institutional Shares, 0.23%#	47,421	47,421
Total money market funds (cost $47,421)		47,421

Total investment portfolio (cost $2,330,791)—96.1% ‡		2,383,898

Other assets in excess of liabilities—3.9%		96,676

Total net assets—100.0%		$2,480,574

* Non-income producing security

# Annualized seven-day yield as of April 30, 2016.

‡ As of April 30, 2016, aggregate cost for federal income tax purposes was $2,330,791. Net unrealized appreciation (depreciation) on a tax-basis was $53,107, including aggregate gross unrealized appreciation and depreciation of $53,107 and $0, respectively. Because tax adjustments are calculated annually as of the Fund’s fiscal year end, the first tax adjustments for the Fund will be calculated as of October 31, 2016.

ETF—Exchange Traded Fund

Asset allocation
Asset class	Percent of net assets
Fixed Income	57.8%
Equity	31.4%
Commodity	5.0%
Money market funds	1.9%

16	The accompanying notes are an integral part of the financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Statements of Assets and Liabilities

(UNAUDITED)	04.30.2016

	Eagle Capital Appreciation Fund	Eagle Growth & Income Fund	Eagle International Stock Fund	Eagle Investment Grade Bond Fund

Assets
Investments, at value (a)	$333,819,306	$545,061,428	$21,664,124	$48,414,279
Cash	—	1	4,339	—
Receivable for investments sold	1,106,596	—	—	—
Receivable for fund shares sold	791,122	1,054,158	32,763	206,402
Receivable for dividends and interest, net	301,611	894,762	125,031	250,895
Receivable due from advisor, net	—	—	15,252	17,370
Prepaid expenses	20,148	199	11,089	24,578
Deferred offering costs	—	—	—	—
Total assets	336,038,783	547,010,548	21,852,598	48,913,524

Liabilities
Payable for investments purchased	—	—	—	1,047,294
Payable for fund shares redeemed	673,061	1,080,035	5,323	151,778
Accrued custody fees	765	9,330	5,831	508
Accrued investment advisory fees, net	168,371	211,580	—	—
Accrued administrative fees	37,352	59,768	2,381	5,427
Accrued distribution fees	87,560	191,740	6,432	20,609
Accrued transfer agent and shareholder servicing fees	16,210	62,100	458	2,046
Accrued internal audit fees	1,838	1,838	1,840	1,838
Accrued trustees and officers compensation	6,136	6,142	6,139	6,142
Other accrued expenses	25,807	47,089	20,869	17,945
Total liabilities	1,017,100	1,669,622	49,273	1,253,587
Net assets	335,021,683	545,340,926	21,803,325	47,659,937

Net assets consists of
Paid-in capital	236,428,438	412,056,142	22,547,589	46,950,155
Undistributed net investment income (loss)	354,385	475,005	91,457	(87,890)
Accumulated net realized gain (loss)	5,169,442	7,070,282	(474,818)	61,595
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	93,069,418	125,739,497	(360,903)	736,077
Net assets	335,021,683	545,340,926	21,803,325	47,659,937

Net assets, at market value
Class A	155,317,057	176,436,008	9,991,661	16,848,560
Class C	64,666,275	188,258,425	5,451,539	20,970,353
Class I	106,831,919	145,166,521	6,327,508	9,694,666
Class R-3	961,276	2,686,472	3,165	121,049
Class R-5	7,242,737	359,022	26,516	22,741
Class R-6	2,419	32,434,478	2,936	2,568

Net asset value (“NAV”), offering and redemption price per share (b)
Class A	$33.80	$17.87	$15.15	$15.01
Maximum offering price (c)	35.49	18.76	15.91	15.59
Class C	26.02	17.20	14.98	14.97
Class I	35.19	17.84	15.20	15.03
Class R-3	32.79	17.80	15.17	15.00
Class R-5	35.08	17.86	15.21	15.02
Class R-6	34.98	17.81	15.23	15.07

Shares of beneficial interest outstanding
Class A	4,595,740	9,870,754	659,336	1,122,834
Class C	2,485,365	10,948,340	363,836	1,400,737
Class I	3,036,077	8,136,085	416,237	644,866
Class R-3	29,320	150,886	209	8,070
Class R-5	206,482	20,105	1,743	1,514
Class R-6	69	1,821,484	193	170

(a) identified cost	$240,749,888	$419,318,268	$22,029,464	$47,678,202

(b) NAV amounts may not recalculate due to rounding of net assets and / or shares outstanding.
(c) For all funds except Eagle Investment Grade Bond Fund, the maximum offering price is computed as 100/95.25 of NAV. The maximum offering price for the Eagle Investment Grade Bond Fund is computed as 100/96.25 of NAV.

18	The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

(UNAUDITED)	04.30.2016

Eagle Mid Cap Growth Fund	Eagle Mid Cap Stock Fund	Eagle Small Cap Growth Fund	Eagle Smaller Company Fund	Eagle Tactical Allocation Fund

$1,314,295,979	$276,206,096	$3,745,893,241	$47,566,154	$2,383,898
—	—	—	—	—
4,560,771	2,717,622	22,703,563	144,621	—
28,260,245	134,715	6,244,043	34,626	31,000
249,711	66,298	1,486,780	9,141	9
—	—	—	—	31,356
242	130	21,646	63	—
—	—	—	—	97,943
1,347,366,948	279,124,861	3,776,349,273	47,754,605	2,544,206

9,296,985	1,148,069	1,728,855	437,991	20,186
2,198,694	566,818	10,125,900	106,026	—
10,187	4,298	7,981	1,573	11
592,806	134,017	1,611,565	5,020	—
125,547	32,351	348,002	5,528	240
171,526	108,907	318,150	18,030	427
42,716	50,817	284,761	10,497	1,913
1,838	1,838	1,838	1,838	1,467
6,142	6,142	6,139	6,270	15,237
63,882	15,859	197,019	20,938	24,151
12,510,323	2,069,116	14,630,210	613,711	63,632
1,334,856,625	277,055,745	3,761,719,063	47,140,894	2,480,574

1,161,371,009	219,965,460	2,936,586,532	37,288,752	2,445,009
(5,115,126)	(2,784,105)	(20,372,994)	(535,187)	696
(16,258,597)	8,771,157	72,170,429	2,044,345	(18,238)
194,859,339	51,103,233	773,335,096	8,342,984	53,107
1,334,856,625	277,055,745	3,761,719,063	47,140,894	2,480,574

328,263,114	131,335,210	643,830,110	15,869,326	1,482,360
114,349,979	98,691,726	173,037,407	17,780,551	288,454
412,711,524	44,270,988	1,568,637,648	10,588,532	679,465
21,822,810	1,588,998	101,487,521	374,464	10,086
142,563,633	238,237	420,856,976	38,043	10,103
315,145,565	930,586	853,869,401	2,489,978	10,106

$40.80	$25.27	$48.15	$12.47	$14.42
42.83	26.53	50.55	13.09	15.14
33.39	19.39	37.43	11.15	14.39
42.67	26.48	50.04	13.27	14.43
39.85	24.42	46.97	12.09	14.41
42.57	26.63	50.23	13.12	14.44
42.85	26.70	50.50	13.17	14.44

8,044,869	5,197,540	13,371,010	1,272,236	102,788
3,424,305	5,089,295	4,623,238	1,594,707	20,051
9,671,849	1,671,938	31,347,185	797,926	47,081
547,575	65,068	2,160,739	30,962	700
3,349,277	8,948	8,377,883	2,900	700
7,354,114	34,860	16,909,052	189,112	700

$1,119,436,640	$225,102,863	$2,972,558,145	$39,223,170	$2,330,791

The accompanying notes are an integral part of the financial statements.	19

Statements of Operations

(UNAUDITED)	11.01.2015 to 04.30.2016

	Eagle Capital Appreciation Fund	Eagle Growth & Income Fund	Eagle International Stock Fund	Eagle Investment Grade Bond Fund

Investment income
Dividends (a)	$2,457,179	$8,227,591	$259,546	$—
Interest	2,426	10,753	579	457,706
Total income	2,459,605	8,238,344	260,125	457,706

Expenses
Investment advisory fees	998,816	1,280,974	82,426	70,847
Administrative fees:
Class A	118,105	128,609	7,298	13,417
Class C	49,134	139,335	3,853	15,574
Class I	50,765	79,280	2,248	4,242
Class R-3	701	2,172	2	61
Class R-5	3,744	162	13	5
Class R-6	1	11,001	1	1
Distribution and service fees:
Class A	196,841	214,349	12,163	22,362
Class C	327,557	928,901	25,686	103,824
Class R-3	2,335	7,239	7	202
Transfer agent and shareholder servicing fees:
Class A	75,773	79,283	9,430	8,197
Class C	36,591	104,107	6,147	10,841
Class I	45,510	118,186	1,679	4,480
Class R-3	1,005	4,337	11	34
Class R-5	2,689	175	22	6
Class R-6	3	15	7	3
Custodian fees	5,603	15,452	25,803	1,338
Professional fees	52,494	53,629	56,925	58,092
State registration fees	57,923	57,319	56,804	52,464
Trustees and officers compensation	26,542	26,548	26,545	26,548
Internal audit fees	7,092	7,092	7,094	7,092
Other expenses	46,339	68,689	14,153	18,014
Offering costs	—	—	—	—
Total expenses before adjustments	2,105,563	3,326,854	338,317	417,644
Fees and expenses waived	(3)	—	(169,649)	(144,351)
Total expenses after adjustments	2,105,560	3,326,854	168,668	273,293

Net investment income (loss)	354,045	4,911,490	91,457	184,413

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	5,592,054	8,243,328	(313,905)	61,651
Net realized loss on foreign currency translations	—	—	(9,491)	—
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(17,587,189)	239,391	(703,116)	521,275
Net gain (loss) on investments	(11,995,135)	8,482,719	(1,026,512)	582,926

Net increase (decrease) in assets resulting from operations	(11,641,090)	13,394,209	(935,055)	767,339

(a) Net of foreign withholding taxes	$—	$47,644	$30,750	$—

(†) For the period December 31, 2015 (commencement of operations) to April 30, 2016.

20	The accompanying notes are an integral part of the financial statements.

Statements of Operations

(UNAUDITED)	11.01.2015 to 04.30.2016

Eagle Mid Cap Growth Fund	Eagle Mid Cap Stock Fund	Eagle Small Cap Growth Fund	Eagle Smaller Company Fund	Eagle Tactical Allocation Fund (†)

$5,418,165	$1,295,681	$11,319,623	$356,670	$5,848
19,378	6,051	28,890	949	25
5,437,543	1,301,732	11,348,513	357,619	5,873

3,406,976	834,885	9,598,370	169,224	2,554

248,957	98,956	487,235	12,238	538
83,682	73,853	129,485	13,833	26
187,195	22,594	786,011	5,906	63
16,533	1,183	78,578	272	5
67,518	116	204,384	7	3
119,312	443	391,157	4,728	3

414,928	164,927	812,058	20,396	896
557,877	492,353	863,234	92,223	173
55,109	3,944	261,927	908	16

244,535	92,393	623,951	14,550	3,599
59,801	70,504	119,346	15,064	74
181,034	36,272	1,210,400	10,949	74
23,487	1,130	86,218	496	74
86,508	202	233,459	11	74
12,688	48	37,884	1,708	74
18,895	8,230	60,457	3,424	115
53,806	53,807	53,807	50,154	35,572
70,928	54,726	88,359	39,086	17,056
26,548	26,548	26,545	26,676	18,546
7,092	7,092	7,092	7,093	4,502
135,883	44,571	484,757	14,594	7,197
—	—	—	—	58,013
6,079,292	2,088,777	16,644,714	503,540	149,247
—	(11,460)	—	(88,045)	(144,070)
6,079,292	2,077,317	16,644,714	415,495	5,177

(641,749)	(775,585)	(5,296,201)	(57,876)	696

(12,961,435)	10,171,374	93,635,122	2,851,286	(18,238)
—	—	—	—	—

(37,690,686)	(6,645,067)	(189,817,827)	(2,670,677)	53,107
(50,652,121)	3,526,307	(96,182,705)	180,609	34,869

(51,293,870)	2,750,722	(101,478,906)	122,733	35,565

$8,693	$7,275	$—	$3,653	$—

The accompanying notes are an integral part of the financial statements.	21

Statements of Changes in Net Assets

	Eagle Capital Appreciation Fund		Eagle Growth & Income Fund		Eagle International Stock Fund
	11/1/15 to 04/30/16 (†)	11/1/14 to 10/31/15	11/1/15 to 04/30/16 (†)	11/1/14 to 10/31/15	11/1/15 to 04/30/16 (†)	11/1/14 to 10/31/15

Net assets, beginning of year	$348,684,017	$318,992,086	$580,909,868	$649,868,578	$17,008,658	$9,609,342
Increase (decrease) in net assets from operations
Net investment income (loss)	354,045	518,644	4,911,490	11,580,549	91,457	85,401
Net realized gain (loss) on investments	5,592,054	51,957,713	8,243,328	(1,242,408)	(313,905)	(144,269)
Net realized loss on foreign currency transactions	—	—	—	(4,139)	(9,491)	(11,144)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(17,587,189)	(20,354,740)	239,391	(23,211,803)	(703,116)	306,709
Net increase (decrease) in net assets resulting from operations	(11,641,090)	32,121,617	13,394,209	(12,877,801)	(935,055)	236,697
Distributions to shareholders from
Net investment income	(402,552)	(115,740)	(4,436,485)	(10,641,982)	(74,253)	(196,447)
Net realized gains	(46,902,728)	(43,827,035)	—	(4,636,851)	—	(367,993)
Return of capital	—	—	—	(660,554)	—	—
Total distributions to shareholders	(47,305,280)	(43,942,775)	(4,436,485)	(15,939,387)	(74,253)	(564,440)
Fund share transactions
Proceeds from shares sold-Class A	6,955,843	33,136,485	15,342,598	23,264,358	2,457,887	6,395,621
Proceeds issued in connection with merger-Class A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions-Class A	21,122,750	20,299,251	1,371,524	4,820,342	45,124	234,175
Cost of shares redeemed-Class A	(13,173,851)	(37,453,147)	(24,254,170)	(60,811,651)	(1,731,115)	(884,504)
Proceeds from shares sold-Class C	3,885,657	4,446,482	6,261,070	24,729,602	864,453	1,412,539
Proceeds issued in connection with merger-Class C	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions-Class C	10,927,535	10,611,069	847,048	3,354,086	—	235,418
Cost of shares redeemed-Class C	(5,561,190)	(9,606,335)	(19,475,583)	(33,234,997)	(214,911)	(596,199)
Proceeds from shares sold-Class I	19,897,640	21,883,378	13,078,278	52,192,777	4,703,162	1,569,614
Proceeds issued in connection with merger-Class I	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions-Class I	13,171,755	11,392,648	1,138,374	4,753,546	28,889	86,523
Cost of shares redeemed-Class I	(12,777,392)	(16,357,631)	(69,777,467)	(54,463,116)	(350,046)	(750,130)
Proceeds from shares sold-Class R-3	152,372	558,225	245,892	740,034	292	—
Proceeds issued in connection with merger-Class R-3	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions-Class R-3	129,413	81,840	14,718	55,416	3	184
Cost of shares redeemed-Class R-3	(40,431)	(311,328)	(745,263)	(1,665,403)	—	—
Proceeds from shares sold-Class R-5	491,901	2,886,352	34,868	324,557	—	23,411
Proceeds issued in connection with merger-Class R-5	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions-Class R-5	1,022,592	708,641	3,495	76,170	212	202
Cost of shares redeemed-Class R-5	(920,884)	(765,341)	(17,969)	(4,179,809)	—	—
Proceeds from shares sold-Class R-6	—	2,500	31,968,272	55,189	—	—
Proceeds issued in connection with merger-Class R-6	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions-Class R-6	326	—	330,800	2,713	25	205
Cost of shares redeemed-Class R-6	—	—	(893,151)	(155,336)	—	—
Net increase (decrease) from fund share transactions	45,284,036	41,513,089	(44,526,666)	(40,141,522)	5,803,975	7,727,059
Increase (decrease) in net assets	(13,662,334)	29,691,931	(35,568,942)	(68,958,710)	4,794,667	7,399,316
Net assets, end of year (a)	335,021,683	348,684,017	545,340,926	580,909,868	21,803,325	17,008,658
(a) includes undistributed (accumulated) net investment income (loss) of	$354,385	$402,892	$475,005	$—	$91,457	$74,253

Shares issued and redeemed
Shares sold-Class A	196,494	836,060	915,552	1,291,847	162,282	399,470
Shares issued in connection with merger-Class A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions-Class A	618,167	542,616	79,174	270,191	2,851	15,467
Shares redeemed-Class A	(379,786)	(953,260)	(1,420,572)	(3,480,079)	(113,894)	(54,995)
Shares sold-Class C	142,478	141,111	365,109	1,419,072	57,184	86,814
Shares issued in connection with merger-Class C	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions-Class C	414,236	350,895	50,590	194,455	—	15,622
Shares redeemed-Class C	(205,853)	(303,924)	(1,167,623)	(1,937,121)	(14,653)	(37,342)
Shares sold-Class I	557,240	543,861	760,641	2,890,819	304,516	95,575
Shares issued in connection with merger-Class I	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions-Class I	370,722	294,308	65,978	267,917	1,823	5,711
Shares redeemed-Class I	(355,169)	(406,488)	(4,120,547)	(3,071,098)	(23,808)	(45,654)
Shares sold-Class R-3	4,177	14,534	14,585	41,163	20	—
Shares issued in connection with merger-Class R-3	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions-Class R-3	3,899	2,237	852	3,122	—	12
Shares redeemed-Class R-3	(1,229)	(8,614)	(43,197)	(91,172)	—	—
Shares sold-Class R-5	13,277	71,310	1,988	18,072	—	1,539
Shares issued in connection with merger-Class R-5	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions-Class R-5	28,871	18,354	202	4,175	13	13
Shares redeemed-Class R-5	(25,471)	(19,094)	(1,024)	(228,125)	—	—
Shares sold-Class R-6	—	60	1,855,710	3,021	—	—
Shares issued in connection with merger-Class R-6	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions-Class R-6	9	—	19,197	151	2	13
Shares redeemed-Class R-6	—	—	(53,662)	(8,665)	—	—
Shares issued and redeemed	1,382,062	1,123,966	(2,677,047)	(2,412,255)	376,336	482,245

(b) Commencement of operations.

(†) The data for fiscal periods ending after October 31, 2015 is unaudited.

22	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Eagle Investment Grade Bond Fund		Eagle Mid Cap Growth Fund		Eagle Mid Cap Stock Fund		Eagle Small Cap Growth Fund		Eagle Smaller Company Fund		Eagle Tactical Allocation Fund
11/1/15 to 04/30/16 (†)	11/1/14 to 10/31/15	11/1/15 to 04/30/16 (†)	11/1/14 to 10/31/15	11/1/15 to 04/30/16 (†)	11/1/14 to 10/31/15	11/1/15 to 04/30/16 (†)	11/1/14 to 10/31/15	11/1/15 to 04/30/16 (†)	11/1/14 to 10/31/15	12/31/15 (b) to 04/30/16 (†)

$49,945,886	$57,903,233	$1,175,711,953	$698,785,887	$308,982,156	$388,881,638	$3,927,386,017	$3,769,291,164	$65,465,101	$88,240,501	$—

184,413	447,678	(641,749)	(4,810,056)	(775,585)	(2,127,042)	(5,296,201)	(15,703,001)	(57,876)	(477,439)	696
61,651	161,988	(12,961,435)	17,451,158	10,171,374	37,997,276	93,635,122	248,468,849	2,851,286	15,766,964	(18,238)
—	—	—	—	—	—	—	—	—	—	—

521,275	9,154	(37,690,686)	13,728,345	(6,645,067)	(25,980,055)	(189,817,827)	(137,448,677)	(2,670,677)	(18,566,546)	53,107
767,339	618,820	(51,293,870)	26,369,447	2,750,722	9,890,179	(101,478,906)	95,317,171	122,733	(3,277,021)	35,565

(226,627)	(458,386)	—	—	—	—	—	—	—	—	—
(141,621)	(231,903)	(20,306,456)	(68,282,709)	(38,425,850)	(31,201,435)	(253,307,437)	(415,686,715)	—	(37,344,156)	—
—	—	—	—	—	—	—	—	—	—	—
(368,248)	(690,289)	(20,306,456)	(68,282,709)	(38,425,850)	(31,201,435)	(253,307,437)	(415,686,715)	—	(37,344,156)	—

1,527,481	1,804,098	50,552,890	154,981,624	1,182,858	4,198,810	78,518,734	297,090,315	727,651	1,630,067	1,641,652
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13,607,380	N/A
155,790	315,286	5,550,338	24,891,239	16,352,942	12,520,760	42,318,007	78,356,875	—	7,518,494	—
(4,667,126)	(5,251,757)	(59,220,051)	(96,110,753)	(17,406,282)	(32,750,607)	(121,521,773)	(357,398,487)	(4,486,982)	(12,684,604)	(188,088)
2,717,541	1,550,375	10,622,521	23,171,267	1,607,531	2,704,544	10,655,130	23,022,664	1,015,065	4,375,469	300,564
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13,691,573	N/A
108,120	183,902	2,188,795	11,057,171	15,409,780	11,274,729	13,522,945	22,545,321	—	4,792,335	—
(3,168,393)	(6,975,957)	(7,211,741)	(14,843,390)	(12,080,812)	(20,454,958)	(16,194,376)	(29,084,741)	(4,076,704)	(6,613,385)	(12,605)
3,490,944	3,777,682	135,991,670	210,208,261	2,370,405	10,853,022	200,463,636	572,029,963	1,610,357	4,862,500	673,486
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	5,851,450	N/A
83,677	148,462	5,709,718	18,968,090	5,272,356	6,015,615	87,038,982	159,129,969	—	8,475,402	—
(3,043,877)	(3,439,617)	(64,494,266)	(67,776,416)	(9,510,131)	(49,875,149)	(323,565,571)	(611,221,897)	(5,979,375)	(26,327,463)	—
90,687	240	2,901,833	10,436,504	183,963	736,793	7,912,183	28,626,053	227,357	153,620	10,000
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	71,144	N/A
467	374	378,859	1,518,526	198,370	374,968	7,278,883	13,661,003	—	150,787	—
(40)	(1,523)	(3,588,971)	(3,471,463)	(391,788)	(3,858,954)	(21,194,421)	(39,789,004)	(197,249)	(305,072)	—
19,578	—	32,767,837	102,996,374	13,409	62,933	69,061,118	145,476,829	31,396	315	10,000
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	3,563	N/A
83	51	2,154,918	4,875,830	27,645	29,218	27,210,413	38,385,435	—	2,565	—
—	—	(18,297,877)	(26,865,439)	(52,920)	(215,982)	(55,550,197)	(83,926,911)	(2,859)	—	—
—	2,500	155,682,374	187,190,750	805,981	37,633	231,207,649	406,839,390	2,694,155	6,791,015	10,000
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	3,570	N/A
28	6	3,455,584	3,132,740	123,684	51,774	50,703,433	62,838,102	—	12,875,708	—
—	—	(24,399,433)	(25,521,587)	(358,274)	(293,375)	(98,745,386)	(248,116,482)	(10,009,752)	(21,080,656)	—
(2,685,040)	(7,885,878)	230,744,998	518,839,328	3,748,717	(58,588,226)	189,119,389	478,464,397	(18,446,940)	17,845,777	2,445,009
(2,285,949)	(7,957,347)	159,144,672	476,926,066	(31,926,411)	(79,899,482)	(165,666,954)	158,094,853	(18,324,207)	(22,775,400)	2,480,574
47,659,937	49,945,886	1,334,856,625	1,175,711,953	277,055,745	308,982,156	3,761,719,063	3,927,386,017	47,140,894	65,465,101	2,480,574
$(87,890)	$(45,676)	$(5,115,126)	$(4,473,377)	$(2,784,105)	$(2,008,520)	$(20,372,994)	$(15,076,793)	$(535,187)	$(477,311)	$696

102,708	121,201	1,253,904	3,537,463	48,183	143,442	1,637,495	5,298,430	60,698	112,247	116,213
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	1,038,708	N/A
10,538	21,246	135,242	593,496	684,797	440,872	871,458	1,471,219	—	511,127	—
(314,856)	(352,849)	(1,493,029)	(2,186,789)	(703,554)	(1,115,292)	(2,548,694)	(6,541,425)	(375,780)	(854,809)	(13,425)
183,266	104,200	316,351	632,821	84,586	114,946	284,139	522,553	94,511	352,716	20,924
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	1,158,849	N/A
7,336	12,435	65,007	317,826	838,400	493,856	357,372	529,357	—	357,495	—
(213,794)	(469,439)	(220,537)	(404,639)	(632,272)	(864,095)	(434,365)	(655,014)	(380,604)	(471,908)	(873)
234,499	253,282	3,162,997	4,536,863	92,580	355,200	4,081,488	9,950,031	125,801	319,240	47,081
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	422,219	N/A
5,645	9,986	133,218	434,749	210,978	204,058	1,726,964	2,894,273	—	539,091	—
(205,019)	(230,793)	(1,544,978)	(1,479,921)	(369,898)	(1,627,944)	(6,509,036)	(10,701,063)	(473,252)	(1,508,034)	—
6,121	16	73,716	242,518	7,787	25,838	170,693	523,192	20,243	10,471	700
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	5,582	N/A
32	25	9,441	36,920	8,588	13,541	153,530	261,605	—	10,415	—
(3)	(101)	(92,951)	(79,611)	(16,034)	(138,763)	(450,207)	(736,395)	(16,906)	(19,124)	—
1,313	—	785,214	2,258,291	515	2,095	1,351,065	2,511,078	2,478	22	700
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	260	N/A
5	4	50,396	111,908	1,100	986	537,861	696,018	—	168	—
—	—	(432,617)	(586,680)	(1,944)	(7,092)	(1,110,121)	(1,465,804)	(225)	—	—
—	168	3,667,203	4,046,600	28,434	1,205	4,552,927	6,991,787	211,800	459,810	700
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	260	N/A
1	1	80,306	71,622	4,910	1,746	997,314	1,135,286	—	839,493	—
—	—	(581,890)	(555,759)	(13,650)	(9,849)	(1,975,328)	(4,460,601)	(779,985)	(1,580,210)	—
(182,208)	(530,618)	5,366,993	11,527,678	273,506	(1,965,250)	3,694,555	8,224,527	(1,511,221)	1,704,088	172,020

The accompanying notes are an integral part of the financial statements.	23

Financial Highlights

Fiscal periods			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered		Without expenses waived/ recovered		Net income (loss)		Portfolio turnover rate (%) (a)		Total return (%) (a)(b)	Ending net assets (millions)
Beginning	Ending
Eagle Capital Appreciation Fund
Class A*
11/01/15	04/30/16	$40.32	$0.05	$(1.31)	$(1.26)	$(0.01)	$(5.25)	$—	$(5.26)	$33.80	1.21	(e)	1.21	(e)	0.27	(e)	16		(3.28)	$155
11/01/14	10/31/15	42.02	0.09	3.80	3.89	—	(5.59)	—	(5.59)	40.32	1.19		1.19		0.22		42		10.29	168
11/01/13	10/31/14	39.59	0.01	6.64	6.65	—	(4.22)	—	(4.22)	42.02	1.23		1.23		0.02		33		18.34	157
11/01/12	10/31/13	30.95	0.10	8.66	8.76	(0.12)	—	—	(0.12)	39.59	1.30		1.30		0.30		69	(c)	28.41	205
11/01/11	10/31/12	26.97	0.02	3.96	3.98	—	—	—	—	30.95	1.24		1.24		0.06		22		14.76	203
11/01/10	10/31/11	26.24	(0.01)	0.74	0.73	—	—	—	—	26.97	1.22		1.22		(0.03)		37		2.78	293
Class C*
11/01/15	04/30/16	32.37	(0.07)	(1.03)	(1.10)	—	(5.25)	—	(5.25)	26.02	1.98	(e)	1.98	(e)	(0.50	)(e)	16		(3.63)	65
11/01/14	10/31/15	35.05	(0.17)	3.08	2.91	—	(5.59)	—	(5.59)	32.37	1.96		1.96		(0.54)		42		9.42	69
11/01/13	10/31/14	33.93	(0.24)	5.58	5.34	—	(4.22)	—	(4.22)	35.05	1.97		1.97		(0.73)		33		17.45	68
11/01/12	10/31/13	26.62	(0.13)	7.44	7.31	—	—	—	—	33.93	2.03		2.03		(0.43)		69	(c)	27.46	68
11/01/11	10/31/12	23.36	(0.16)	3.42	3.26	—	—	—	—	26.62	1.94		1.94		(0.64)		22		13.96	66
11/01/10	10/31/11	22.88	(0.18)	0.66	0.48	—	—	—	—	23.36	1.92		1.92		(0.74)		37		2.10	67
Class I*
11/01/15	04/30/16	41.83	0.10	(1.36)	(1.26)	(0.13)	(5.25)	—	(5.38)	35.19	0.91	(e)	0.91	(e)	0.56	(e)	16		(3.14)	107
11/01/14	10/31/15	43.34	0.21	3.93	4.14	(0.06)	(5.59)	—	(5.65)	41.83	0.90		0.90		0.51		42		10.59	103
11/01/13	10/31/14	40.60	0.13	6.83	6.96	—	(4.22)	—	(4.22)	43.34	0.94		0.93		0.32		33		18.68	88
11/01/12	10/31/13	31.72	0.19	8.92	9.11	(0.23)	—	—	(0.23)	40.60	0.95		0.99		0.51		69	(c)	28.87	30
11/01/11	10/31/12	27.55	0.11	4.06	4.17	—	—	—	—	31.72	0.92		0.92		0.38		22		15.14	14
11/01/10	10/31/11	26.72	0.08	0.75	0.83	—	—	—	—	27.55	0.90		0.90		0.28		37		3.11	18
Class R-3*
11/01/15	04/30/16	39.33	(0.02)	(1.27)	(1.29)	—	(5.25)	—	(5.25)	32.79	1.58	(e)	1.58	(e)	(0.11	)(e)	16		(3.45)	1
11/01/14	10/31/15	41.24	(0.04)	3.72	3.68	—	(5.59)	—	(5.59)	39.33	1.51		1.51		(0.10)		42		9.94	1
11/01/13	10/31/14	39.05	(0.11)	6.52	6.41	—	(4.22)	—	(4.22)	41.24	1.56		1.56		(0.30)		33		17.94	1
11/01/12	10/31/13	30.53	0.01	8.52	8.53	(0.01)	—	—	(0.01)	39.05	1.60		1.60		0.02		69	(c)	27.94	1
11/01/11	10/31/12	26.68	(0.06)	3.91	3.85	—	—	—	—	30.53	1.53		1.53		(0.22)		22		14.43	1
11/01/10	10/31/11	26.03	(0.09)	0.74	0.65	—	—	—	—	26.68	1.51		1.51		(0.33)		37		2.50	1
Class R-5*
11/01/15	04/30/16	41.70	0.11	(1.35)	(1.24)	(0.13)	(5.25)	—	(5.38)	35.08	0.89	(e)	0.89	(e)	0.59	(e)	16		(3.12)	7
11/01/14	10/31/15	43.20	0.18	3.93	4.11	(0.02)	(5.59)	—	(5.61)	41.70	0.95		0.86		0.46		42		10.54	8
11/01/13	10/31/14	40.50	0.10	6.82	6.92	—	(4.22)	—	(4.22)	43.20	0.95		0.94		0.25		33		18.62	5
11/01/12	10/31/13	31.66	0.25	8.83	9.08	(0.24)	—	—	(0.24)	40.50	0.95		0.99		0.73		69	(c)	28.84	20
11/01/11	10/31/12	27.50	0.11	4.05	4.16	—	—	—	—	31.66	0.92		0.92		0.37		22		15.13	30
11/01/10	10/31/11	26.67	0.07	0.76	0.83	—	—	—	—	27.50	0.93		0.93		0.25		37		3.11	24
Class R-6*
11/01/15	04/30/16	41.66	0.11	(1.35)	(1.24)	(0.19)	(5.25)	—	(5.44)	34.98	0.85	(e)	1.09	(e)	0.63	(e)	16		(3.11)	0
07/31/15	10/31/15	41.71	0.06	(0.11)	(0.05)	—	—	—	—	41.66	0.82	(e)	0.82	(e)	0.57	(e)	42		(0.12)	0

Eagle Growth & Income Fund
Class A*
11/01/15	04/30/16	17.52	0.17	0.33	0.50	(0.15)	—	—	(0.15)	17.87	1.05	(e)	1.05	(e)	1.99	(e)	6		2.91	176
11/01/14	10/31/15	18.27	0.36	(0.64)	(0.28)	(0.32)	(0.13)	(0.02)	(0.47)	17.52	1.02		1.02		1.99		25		(1.55)	180
11/01/13	10/31/14	16.68	0.30	1.91	2.21	(0.28)	(0.34)	—	(0.62)	18.27	1.02		1.02		1.71		10		13.52	223
11/01/12	10/31/13	13.87	0.33	3.06	3.39	(0.33)	(0.25)	—	(0.58)	16.68	1.09		1.09		2.17		28		25.14	214
11/01/11	10/31/12	13.14	0.30	1.36	1.66	(0.27)	(0.66)	—	(0.93)	13.87	1.12		1.12		2.25		20		13.48	175
11/01/10	10/31/11	12.83	0.27	0.30	0.57	(0.26)	—	—	(0.26)	13.14	1.21		1.21		2.02		123	(d)	4.46	134
Class C*
11/01/15	04/30/16	16.86	0.10	0.33	0.43	(0.09)	—	—	(0.09)	17.20	1.82	(e)	1.82	(e)	1.22	(e)	6		2.58	188
11/01/14	10/31/15	17.60	0.21	(0.60)	(0.39)	(0.20)	(0.13)	(0.02)	(0.35)	16.86	1.79		1.79		1.21		25		(2.30)	197
11/01/13	10/31/14	16.10	0.16	1.83	1.99	(0.15)	(0.34)	—	(0.49)	17.60	1.79		1.79		0.92		10		12.63	212
11/01/12	10/31/13	13.41	0.21	2.95	3.16	(0.22)	(0.25)	—	(0.47)	16.10	1.84		1.84		1.39		28		24.23	170
11/01/11	10/31/12	12.74	0.20	1.32	1.52	(0.19)	(0.66)	—	(0.85)	13.41	1.86		1.86		1.50		20		12.67	121
11/01/10	10/31/11	12.46	0.17	0.29	0.46	(0.18)	—	—	(0.18)	12.74	1.93		1.93		1.30		123	(d)	3.68	80

24	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Fiscal periods			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered		Without expenses waived/ recovered		Net income (loss)		Portfolio turnover rate (%) (a)		Total return (%) (a)(b)	Ending net assets (millions)
Beginning	Ending
Eagle Growth & Income Fund (cont’d)
Class I*
11/01/15	04/30/16	$17.48	$0.19	$0.34	$0.53	$(0.17)	$—	$—	$(0.17)	$17.84	0.81	(e)	0.81	(e)	2.28	(e)	6		3.09	$145
11/01/14	10/31/15	18.24	0.40	(0.64)	(0.24)	(0.37)	(0.13)	(0.02)	(0.52)	17.48	0.76		0.76		2.23		25		(1.33)	200
11/01/13	10/31/14	16.65	0.33	1.93	2.26	(0.33)	(0.34)	—	(0.67)	18.24	0.77		0.77		1.89		10		13.86	207
11/01/12	10/31/13	13.85	0.37	3.06	3.43	(0.38)	(0.25)	—	(0.63)	16.65	0.80		0.80		2.37		28		25.49	94
11/01/11	10/31/12	13.13	0.34	1.36	1.70	(0.32)	(0.66)	—	(0.98)	13.85	0.83		0.83		2.49		20		13.79	44
11/01/10	10/31/11	12.82	0.32	0.29	0.61	(0.30)	—	—	(0.30)	13.13	0.88		0.87		2.39		123	(d)	4.77	14
Class R-3*
11/01/15	04/30/16	17.44	0.13	0.34	0.47	(0.11)	—	—	(0.11)	17.80	1.51	(e)	1.51	(e)	1.56	(e)	6		2.72	3
11/01/14	10/31/15	18.19	0.28	(0.63)	(0.35)	(0.25)	(0.13)	(0.02)	(0.40)	17.44	1.44		1.44		1.57		25		(1.99)	3
11/01/13	10/31/14	16.61	0.23	1.90	2.13	(0.21)	(0.34)	—	(0.55)	18.19	1.40		1.40		1.33		10		13.08	4
11/01/12	10/31/13	13.82	0.28	3.04	3.32	(0.28)	(0.25)	—	(0.53)	16.61	1.43		1.43		1.81		28		24.71	4
11/01/11	10/31/12	13.10	0.26	1.36	1.62	(0.24)	(0.66)	—	(0.90)	13.82	1.41		1.41		1.95		20		13.13	3
11/01/10	10/31/11	12.81	0.23	0.30	0.53	(0.24)	—	—	(0.24)	13.10	1.51		1.51		1.71		123	(d)	4.14	1
Class R-5*
11/01/15	04/30/16	17.50	0.19	0.35	0.54	(0.18)	—	—	(0.18)	17.86	0.77	(e)	0.77	(e)	2.27	(e)	6		3.14	0
11/01/14	10/31/15	18.21	0.44	(0.76)	(0.32)	(0.24)	(0.13)	(0.02)	(0.39)	17.50	0.78		0.79		2.39		25		(1.82)	0
11/01/13	10/31/14	16.63	0.34	1.90	2.24	(0.32)	(0.34)	—	(0.66)	18.21	0.76		0.76		1.95		10		13.80	4
11/01/12	10/31/13	13.84	0.33	3.10	3.43	(0.39)	(0.25)	—	(0.64)	16.63	0.72		0.72		2.07		28		25.54	3
11/01/11	10/31/12	13.13	0.32	1.37	1.69	(0.32)	(0.66)	—	(0.98)	13.84	0.86		0.84		2.37		20		13.69	0
11/01/10	10/31/11	12.83	0.29	0.32	0.61	(0.31)	—	—	(0.31)	13.13	0.95		0.85		2.17		123	(d)	4.77	0
Class R-6*
11/01/15	04/30/16	17.46	0.18	0.36	0.54	(0.19)	—	—	(0.19)	17.81	0.66	(e)	0.66	(e)	2.13	(e)	6		3.15	32
11/01/14	10/31/15	18.26	0.45	(0.71)	(0.26)	(0.39)	(0.13)	(0.02)	(0.54)	17.46	0.65		0.65		2.47		25		(1.46)	0
11/01/13	10/31/14	16.67	0.35	1.92	2.27	(0.34)	(0.34)	—	(0.68)	18.26	0.66		0.66		2.01		10		13.94	0
11/01/12	10/31/13	13.86	0.34	3.10	3.44	(0.38)	(0.25)	—	(0.63)	16.67	0.71		0.71		2.09		28		25.59	0
11/01/11	10/31/12	13.13	0.34	1.35	1.69	(0.30)	(0.66)	—	(0.96)	13.86	0.85		0.86		2.54		20		13.73	0
08/15/11	10/31/11	12.70	0.06	0.44	0.50	(0.07)	—	—	(0.07)	13.13	0.85	(e)	0.96	(e)	2.17	(e)	123	(d)	4.00	0

Eagle International Stock Fund
Class A*
11/01/15	04/30/16	16.02	0.07	(0.87)	(0.80)	(0.07)	—	—	(0.07)	15.15	1.64	(e)	3.38	(e)	0.95	(e)	22		(5.02)	10
11/01/14	10/31/15	16.54	0.14	0.40	0.54	(0.39)	(0.67)	—	(1.06)	16.02	1.58		4.04		0.88		86		3.63	10
11/01/13	10/31/14	16.48	0.42	(0.13)	0.29	(0.14)	(0.09)	—	(0.23)	16.54	1.57		5.96		2.49		96		1.73	4
02/28/13	10/31/13	14.29	0.15	2.04	2.19	—	—	—	—	16.48	1.55	(e)	11.48	(e)	1.50	(e)	42		15.33	4
Class C*
11/01/15	04/30/16	15.83	0.01	(0.86)	(0.85)	—	—	—	—	14.98	2.44	(e)	4.17	(e)	0.17	(e)	22		(5.37)	5
11/01/14	10/31/15	16.38	0.03	0.38	0.41	(0.29)	(0.67)	—	(0.96)	15.83	2.35		4.95		0.18		86		2.80	5
11/01/13	10/31/14	16.38	0.30	(0.14)	0.16	(0.07)	(0.09)	—	(0.16)	16.38	2.35		6.68		1.78		96		0.94	4
02/28/13	10/31/13	14.29	0.11	1.98	2.09	—	—	—	—	16.38	2.39	(e)	12.03	(e)	1.07	(e)	42		14.63	3
Class I*
11/01/15	04/30/16	16.08	0.14	(0.90)	(0.76)	(0.12)	—	—	(0.12)	15.20	1.15	(e)	2.94	(e)	1.82	(e)	22		(4.75)	6
11/01/14	10/31/15	16.62	0.21	0.39	0.60	(0.47)	(0.67)	—	(1.14)	16.08	1.15		3.82		1.31		86		4.04	2
11/01/13	10/31/14	16.52	0.53	(0.17)	0.36	(0.17)	(0.09)	—	(0.26)	16.62	1.15		5.43		3.16		96		2.18	1
02/28/13	10/31/13	14.29	0.13	2.10	2.23	—	—		—	16.52	1.15	(e)	4.25	(e)	1.21	(e)	42		15.61	0
Class R-3*
11/01/15	04/30/16	15.99	0.06	(0.86)	(0.80)	(0.02)	—	—	(0.02)	15.17	1.75	(e)	4.22	(e)	0.82	(e)	22		(5.03)	0
11/01/14	10/31/15	16.53	0.13	0.37	0.50	(0.37)	(0.67)	—	(1.04)	15.99	1.74		4.38		0.79		86		3.37	0
11/01/13	10/31/14	16.45	0.40	(0.13)	0.27	(0.10)	(0.09)	—	(0.19)	16.53	1.73		6.22		2.37		96		1.64	0
02/28/13	10/31/13	14.29	0.19	1.97	2.16	—	—	—	—	16.45	1.75	(e)	13.83	(e)	1.84	(e)	42		15.12	0
Class R-5*
11/01/15	04/30/16	16.09	0.11	(0.87)	(0.76)	(0.12)	—	—	(0.12)	15.21	1.15	(e)	3.06	(e)	1.41	(e)	22		(4.74)	0
11/01/14	10/31/15	16.63	0.25	0.35	0.60	(0.47)	(0.67)	—	(1.14)	16.09	1.15		3.59		1.58		86		4.01	0
11/01/13	10/31/14	16.52	0.50	(0.14)	0.36	(0.16)	(0.09)	—	(0.25)	16.63	1.15		5.67		2.96		96		2.18	0
02/28/13	10/31/13	14.29	0.25	1.98	2.23	—	—	—	—	16.52	1.15	(e)	13.27	(e)	2.44	(e)	42		15.61	0

The accompanying notes are an integral part of the financial statements.	25

Financial Highlights

Fiscal periods			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered		Without expenses waived/ recovered		Net income (loss)		Portfolio turnover rate (%) (a)	Total return (%) (a)(b)	Ending net assets (millions)
Beginning	Ending
Eagle International Stock Fund (cont’d)
Class R-6*
11/01/15	04/30/16	$16.11	$0.11	$(0.86)	$(0.75)	$(0.13)	$—	$—	$(0.13)	$15.23	1.05	(e)	3.39	(e)	1.50	(e)	22	(4.70)	$0
11/01/14	10/31/15	16.65	0.24	0.37	0.61	(0.48)	(0.67)	—	(1.15)	16.11	1.05		3.80		1.48		86	4.11	0
11/01/13	10/31/14	16.53	0.51	(0.13)	0.38	(0.17)	(0.09)	—	(0.26)	16.65	1.05		5.67		3.05		96	2.31	0
02/28/13	10/31/13	14.29	0.26	1.98	2.24	—	—	—	—	16.53	1.05	(e)	13.27	(e)	2.54	(e)	42	15.68	0

Eagle Investment Grade Bond Fund
Class A*
11/01/15	04/30/16	14.87	0.08	0.19	0.27	(0.09)	(0.04)	—	(0.13)	15.01	0.85	(e)	1.48	(e)	1.09	(e)	31	1.88	17
11/01/14	10/31/15	14.89	0.17	0.04	0.21	(0.17)	(0.06)	—	(0.23)	14.87	0.85		1.36		1.14		82	1.46	20
11/01/13	10/31/14	14.89	0.17	0.04	0.21	(0.17)	(0.04)	—	(0.21)	14.89	0.85		1.21		1.15		139	1.42	23
11/01/12	10/31/13	15.51	0.12	(0.27)	(0.15)	(0.11)	(0.36)	—	(0.47)	14.89	0.85		1.01		0.80		136	(1.00)	37
11/01/11	10/31/12	15.25	0.18	0.39	0.57	(0.18)	(0.13)	—	(0.31)	15.51	0.85		0.96		1.15		94	3.77	65
11/01/10	10/31/11	15.15	0.20	0.21	0.41	(0.23)	(0.08)	—	(0.31)	15.25	0.85		1.04		1.34		78	2.75	58
Class C*
11/01/15	04/30/16	14.84	0.02	0.18	0.20	(0.03)	(0.04)	—	(0.07)	14.97	1.65	(e)	2.25	(e)	0.29	(e)	31	1.41	21
11/01/14	10/31/15	14.86	0.05	0.04	0.09	(0.05)	(0.06)	—	(0.11)	14.84	1.65		2.12		0.34		82	0.64	21
11/01/13	10/31/14	14.86	0.05	0.04	0.09	(0.05)	(0.04)	—	(0.09)	14.86	1.65		1.96		0.35		139	0.60	26
11/01/12	10/31/13	15.49	— (f)	(0.26)	(0.26)	(0.01)	(0.36)	—	(0.37)	14.86	1.65		1.77		0.01		136	(1.75)	41
11/01/11	10/31/12	15.23	0.05	0.40	0.45	(0.06)	(0.13)	—	(0.19)	15.49	1.65		1.72		0.34		94	2.96	63
11/01/10	10/31/11	15.13	0.08	0.21	0.29	(0.11)	(0.08)	—	(0.19)	15.23	1.65		1.79		0.55		78	1.95	53
Class I*
11/01/15	04/30/16	14.90	0.10	0.18	0.28	(0.11)	(0.04)	—	(0.15)	15.03	0.60	(e)	1.20	(e)	1.34	(e)	31	1.94	10
11/01/14	10/31/15	14.92	0.21	0.04	0.25	(0.21)	(0.06)	—	(0.27)	14.90	0.60		1.09		1.39		82	1.71	9
11/01/13	10/31/14	14.92	0.21	0.04	0.25	(0.21)	(0.04)	—	(0.25)	14.92	0.60		0.91		1.40		139	1.67	9
11/01/12	10/31/13	15.54	0.16	(0.27)	(0.11)	(0.15)	(0.36)	—	(0.51)	14.92	0.60		0.72		1.04		136	(0.74)	7
11/01/11	10/31/12	15.27	0.21	0.41	0.62	(0.22)	(0.13)	—	(0.35)	15.54	0.60		0.67		1.38		94	4.09	6
11/01/10	10/31/11	15.17	0.24	0.20	0.44	(0.26)	(0.08)	—	(0.34)	15.27	0.60		0.74		1.58		78	2.97	3
Class R-3*
11/01/15	04/30/16	14.87	0.06	0.18	0.24	(0.07)	(0.04)	—	(0.11)	15.00	1.15	(e)	1.77	(e)	0.84	(e)	31	1.68	0
11/01/14	10/31/15	14.89	0.13	0.04	0.17	(0.13)	(0.06)	—	(0.19)	14.87	1.15		1.69		0.84		82	1.15	0
11/01/13	10/31/14	14.89	0.13	0.04	0.17	(0.13)	(0.04)	—	(0.17)	14.89	1.15		1.55		0.85		139	1.12	0
11/01/12	10/31/13	15.51	0.08	(0.27)	(0.19)	(0.07)	(0.36)	—	(0.43)	14.89	1.15		1.34		0.50		136	(1.28)	0
11/01/11	10/31/12	15.24	0.13	0.40	0.53	(0.13)	(0.13)	—	(0.26)	15.51	1.15		1.35		0.88		94	3.49	0
11/01/10	10/31/11	15.15	0.16	0.19	0.35	(0.18)	(0.08)	—	(0.26)	15.24	1.15		1.39		1.04		78	2.38	0
Class R-5*
11/01/15	04/30/16	14.88	0.10	0.19	0.29	(0.11)	(0.04)	—	(0.15)	15.02	0.60	(e)	1.28	(e)	1.40	(e)	31	2.01	0
11/01/14	10/31/15	14.90	0.18	0.06	0.24	(0.20)	(0.06)	—	(0.26)	14.88	0.60		1.01		1.23		82	1.66	0
11/01/13	10/31/14	14.89	0.20	0.05	0.25	(0.20)	(0.04)	—	(0.24)	14.90	0.60		0.81		1.34		139	1.70	0
11/01/12	10/31/13	15.51	0.16	(0.27)	(0.11)	(0.15)	(0.36)	—	(0.51)	14.89	0.60		0.64		1.04		136	(0.77)	0
11/01/11	10/31/12	15.22	0.22	0.41	0.63	(0.21)	(0.13)	—	(0.34)	15.51	0.60		0.60		1.41		94	4.20	0
11/01/10	10/31/11	15.13	0.24	0.19	0.43	(0.26)	(0.08)	—	(0.34)	15.22	0.60		6.01		1.59		78	2.91	0
Class R-6*
11/01/15	04/30/16	14.94	0.11	0.18	0.29	(0.12)	(0.04)	—	(0.16)	15.07	0.50	(e)	1.35	(e)	1.42	(e)	31	1.98	0
07/31/15	10/31/15	14.87	0.05	0.06	0.11	(0.04)	—	—	(0.04)	14.94	0.50	(e)	0.99	(e)	1.33	(e)	82	0.71	0

Eagle Mid Cap Growth Fund
Class A*
11/01/15	04/30/16	43.39	(0.05)	(1.84)	(1.89)	—	(0.70)	—	(0.70)	40.80	1.16	(e)	1.16	(e)	(0.27	)(e)	16	(4.37)	328
11/01/14	10/31/15	45.68	(0.26)	2.26	2.00	—	(4.29)	—	(4.29)	43.39	1.14		1.14		(0.59)		52	4.70	354
11/01/13	10/31/14	41.03	(0.17)	6.74	6.57	—	(1.92)	—	(1.92)	45.68	1.19		1.19		(0.40)		60	16.58	283
11/01/12	10/31/13	31.52	(0.03)	10.68	10.65	—	(1.14)	—	(1.14)	41.03	1.20		1.20		(0.08)		52	34.81	304
11/01/11	10/31/12	29.96	(0.18)	1.74	1.56	—	—	—	—	31.52	1.22		1.22		(0.57)		87	5.21	233
11/01/10	10/31/11	28.03	(0.19)	2.12	1.93	—	—	—	—	29.96	1.23		1.23		(0.60)		91	6.89	231

26	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Fiscal periods			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered		Without expenses waived/ recovered		Net income (loss)		Portfolio turnover rate (%) (a)	Total return (%) (a)(b)	Ending net assets (millions)
Beginning	Ending
Eagle Mid Cap Growth Fund (cont’d)
Class C*
11/01/15	04/30/16	$35.76	$(0.16)	$(1.51)	$(1.67)	$—	$(0.70)	$—	$(0.70)	$33.39	1.87	(e)	1.87	(e)	(0.98	)(e)	16	(4.69)	$114
11/01/14	10/31/15	38.65	(0.48)	1.88	1.40	—	(4.29)	—	(4.29)	35.76	1.87		1.88		(1.32)		52	3.92	117
11/01/13	10/31/14	35.24	(0.41)	5.74	5.33	—	(1.92)	—	(1.92)	38.65	1.89		1.89		(1.12)		60	15.75	105
11/01/12	10/31/13	27.41	(0.25)	9.22	8.97	—	(1.14)	—	(1.14)	35.24	1.92		1.92		(0.80)		52	33.87	106
11/01/11	10/31/12	26.24	(0.34)	1.51	1.17	—	—	—	—	27.41	1.92		1.92		(1.27)		87	4.46	82
11/01/10	10/31/11	24.71	(0.35)	1.88	1.53	—	—	—	—	26.24	1.94		1.94		(1.30)		91	6.19	72
Class I*
11/01/15	04/30/16	45.26	0.02	(1.91)	(1.89)	—	(0.70)	—	(0.70)	42.67	0.81	(e)	0.81	(e)	0.09	(e)	16	(4.18)	413
11/01/14	10/31/15	47.33	(0.13)	2.35	2.22	—	(4.29)	—	(4.29)	45.26	0.82		0.83		(0.28)		52	5.02	358
11/01/13	10/31/14	42.31	(0.05)	6.99	6.94	—	(1.92)	—	(1.92)	47.33	0.85		0.85		(0.12)		60	16.97	210
11/01/12	10/31/13	32.36	0.08	11.01	11.09	—	(1.14)	—	(1.14)	42.31	0.87		0.87		0.22		52	35.28	126
11/01/11	10/31/12	30.66	(0.07)	1.77	1.70	—	—	—	—	32.36	0.88		0.88		(0.23)		87	5.54	81
11/01/10	10/31/11	28.58	(0.09)	2.17	2.08	—	—	—	—	30.66	0.89		0.88		(0.29)		91	7.28	60
Class R-3*
11/01/15	04/30/16	42.46	(0.11)	(1.80)	(1.91)	—	(0.70)	—	(0.70)	39.85	1.48	(e)	1.48	(e)	(0.59	)(e)	16	(4.51)	22
11/01/14	10/31/15	44.90	(0.37)	2.22	1.85	—	(4.29)	—	(4.29)	42.46	1.41		1.42		(0.86)		52	4.42	24
11/01/13	10/31/14	40.48	(0.31)	6.65	6.34	—	(1.92)	—	(1.92)	44.90	1.48		1.48		(0.73)		60	16.23	16
11/01/12	10/31/13	31.19	(0.14)	10.57	10.43	—	(1.14)	—	(1.14)	40.48	1.49		1.49		(0.39)		52	34.46	12
11/01/11	10/31/12	29.73	(0.26)	1.72	1.46	—	—	—	—	31.19	1.49		1.49		(0.84)		87	4.91	8
11/01/10	10/31/11	27.88	(0.27)	2.12	1.85	—	—	—	—	29.73	1.52		1.52		(0.89)		91	6.64	4
Class R-5*
11/01/15	04/30/16	45.15	0.01	(1.89)	(1.88)	—	(0.70)	—	(0.70)	42.57	0.84	(e)	0.84	(e)	0.06	(e)	16	(4.17)	143
11/01/14	10/31/15	47.28	(0.13)	2.29	2.16	—	(4.29)	—	(4.29)	45.15	0.82		0.83		(0.28)		52	4.89	133
11/01/13	10/31/14	42.27	(0.06)	6.99	6.93	—	(1.92)	—	(1.92)	47.28	0.87		0.87		(0.14)		60	16.96	55
11/01/12	10/31/13	32.34	0.09	10.98	11.07	—	(1.14)	—	(1.14)	42.27	0.89		0.89		0.24		52	35.24	39
11/01/11	10/31/12	30.64	(0.08)	1.78	1.70	—	—	—	—	32.34	0.90		0.90		(0.25)		87	5.55	30
11/01/10	10/31/11	28.56	(0.11)	2.19	2.08	—	—	—	—	30.64	0.91		0.91		(0.35)		91	7.28	19
Class R-6*
11/01/15	04/30/16	45.43	0.04	(1.92)	(1.88)	—	(0.70)	—	(0.70)	42.85	0.72	(e)	0.72	(e)	0.18	(e)	16	(4.15)	315
11/01/14	10/31/15	47.44	(0.10)	2.38	2.28	—	(4.29)	—	(4.29)	45.43	0.73		0.74		(0.21)		52	5.15	190
11/01/13	10/31/14	42.36	(0.05)	7.05	7.00	—	(1.92)	—	(1.92)	47.44	0.77		0.77		(0.10)		60	17.10	30
11/01/12	10/31/13	32.37	0.02	11.11	11.13	—	(1.14)	—	(1.14)	42.36	0.78		0.78		0.05		52	35.40	7
11/01/11	10/31/12	30.76	(0.05)	1.66	1.61	—	—	—	—	32.37	0.80		0.80		(0.16)		87	5.23	1
08/15/11	10/31/11	29.65	(0.02)	1.13	1.11	—	—	—	—	30.76	0.85	(e)	0.85	(e)	(0.32	)(e)	91	3.74	0

Eagle Mid Cap Stock Fund
Class A*
11/01/15	04/30/16	28.35	(0.04)	0.30	0.26	—	(3.34)	—	(3.34)	25.27	1.28	(e)	1.28	(e)	(0.34	)(e)	24	1.62	131
11/01/14	10/31/15	30.05	(0.12)	0.75	0.63	—	(2.33)	—	(2.33)	28.35	1.24		1.24		(0.40)		56	2.07	147
11/01/13	10/31/14	30.48	(0.13)	1.72	1.59	—	(2.02)	—	(2.02)	30.05	1.22		1.22		(0.43)		32	5.51	171
11/01/12	10/31/13	27.14	(0.04)	7.40	7.36	—	(4.02)	—	(4.02)	30.48	1.22		1.22		(0.14)		27	30.90	208
11/01/11	10/31/12	25.07	(0.02)	2.09	2.07	—	—	—	—	27.14	1.20		1.20		(0.09)		184	8.26	260
11/01/10	10/31/11	25.37	(0.03)	(0.27)	(0.30)	—	—	—	—	25.07	1.14		1.14		(0.11)		242	(1.18)	544
Class C*
11/01/15	04/30/16	22.64	(0.11)	0.20	0.09	—	(3.34)	—	(3.34)	19.39	2.03	(e)	2.03	(e)	(1.10	)(e)	24	1.23	99
11/01/14	10/31/15	24.62	(0.27)	0.62	0.35	—	(2.33)	—	(2.33)	22.64	1.99		1.99		(1.16)		56	1.32	109
11/01/13	10/31/14	25.52	(0.28)	1.40	1.12	—	(2.02)	—	(2.02)	24.62	1.96		1.96		(1.17)		32	4.69	124
11/01/12	10/31/13	23.49	(0.21)	6.26	6.05	—	(4.02)	—	(4.02)	25.52	1.95		1.95		(0.90)		27	30.00	138
11/01/11	10/31/12	21.86	(0.20)	1.83	1.63	—	—	—	—	23.49	1.92		1.92		(0.85)		184	7.46	147
11/01/10	10/31/11	22.28	(0.19)	(0.23)	(0.42)	—	—	—	—	21.86	1.85		1.85		(0.83)		242	(1.89)	204

The accompanying notes are an integral part of the financial statements.	27

Financial Highlights

Fiscal periods			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered		Without expenses waived/ recovered		Net income (loss)		Portfolio turnover rate (%) (a)	Total return (%) (a)(b)	Ending net assets (millions)
Beginning	Ending
Eagle Mid Cap Stock Fund (cont’d)
Class I*
11/01/15	04/30/16	$29.50	$(—)	$0.32	$0.32	$—	$(3.34)	$—	$(3.34)	$26.48	0.95(e	)	1.00(e	)	(0.01	)(e)	24	1.77	$44
11/01/14	10/31/15	31.09	(0.03)	0.77	0.74	—	(2.33)	—	(2.33)	29.50	0.95		1.06		(0.10)		56	2.37	51
11/01/13	10/31/14	31.39	(0.05)	1.77	1.72	—	(2.02)	—	(2.02)	31.09	0.95		1.10		(0.16)		32	5.78	87
11/01/12	10/31/13	27.76	0.03	7.62	7.65	—	(4.02)	—	(4.02)	31.39	0.95		1.12		0.11		27	31.31	98
11/01/11	10/31/12	25.58	0.04	2.14	2.18	—	—	—	—	27.76	0.91		0.91		0.16		184	8.52	118
11/01/10	10/31/11	25.79	0.07	(0.28)	(0.21)	—	—	—	—	25.58	0.79		0.79		0.24		242	(0.81)	163
Class R-3*
11/01/15	04/30/16	27.55	(0.07)	0.28	0.21	—	(3.34)	—	(3.34)	24.42	1.53(e	)	1.53(e	)	(0.60	)(e)	24	1.47	2
11/01/14	10/31/15	29.36	(0.21)	0.73	0.52	—	(2.33)	—	(2.33)	27.55	1.59		1.59		(0.73)		56	1.71	2
11/01/13	10/31/14	29.92	(0.21)	1.67	1.46	—	(2.02)	—	(2.02)	29.36	1.53		1.53		(0.73)		32	5.16	5
11/01/12	10/31/13	26.78	(0.13)	7.29	7.16	—	(4.02)	—	(4.02)	29.92	1.52		1.52		(0.48)		27	30.53	6
11/01/11	10/31/12	24.80	(0.12)	2.10	1.98	—	—	—	—	26.78	1.49		1.49		(0.47)		184	7.98	6
11/01/10	10/31/11	25.17	(0.11)	(0.26)	(0.37)	—	—	—	—	24.80	1.43		1.43		(0.43)		242	(1.47)	5
Class R-5*
11/01/15	04/30/16	29.65	(—)	0.32	0.32	—	(3.34)	—	(3.34)	26.63	0.95(e	)	1.01(e	)	(0.01	)(e)	24	1.77	0
11/01/14	10/31/15	31.24	(0.03)	0.77	0.74	—	(2.33)	—	(2.33)	29.65	0.95		0.99		(0.10)		56	2.36	0
11/01/13	10/31/14	31.53	(0.05)	1.78	1.73	—	(2.02)	—	(2.02)	31.24	0.94		0.94		(0.16)		32	5.79	0
11/01/12	10/31/13	27.77	0.19	7.59	7.78	—	(4.02)	—	(4.02)	31.53	0.84		0.84		0.69		27	31.84	1
11/01/11	10/31/12	25.60	0.05	2.12	2.17	—	—	—	—	27.77	0.94		0.94		0.19		184	8.48	13
11/01/10	10/31/11	25.83	0.05	(0.28)	(0.23)	—	—	—	—	25.60	0.85		0.85		0.18		242	(0.89)	65
Class R-6*
11/01/15	04/30/16	29.70	0.01	0.33	0.34	—	(3.34)	—	(3.34)	26.70	0.85(e	)	0.85(e	)	0.07	(e)	24	1.83	1
11/01/14	10/31/15	31.25	— (f)	0.78	0.78	—	(2.33)	—	(2.33)	29.70	0.83		0.84		0.01		56	2.49	0
11/01/13	10/31/14	31.50	(0.01)	1.78	1.77	—	(2.02)	—	(2.02)	31.25	0.82		0.82		(0.04)		32	5.93	1
11/01/12	10/31/13	27.81	(0.02)	7.73	7.71	—	(4.02)	—	(4.02)	31.50	0.79		0.79		(0.08)		27	31.49	0
11/01/11	10/31/12	25.70	0.05	2.06	2.11	—	—	—	—	27.81	0.85		0.91		0.18		184	8.21	0
08/15/11	10/31/11	25.41	0.01	0.28	0.29	—	—	—	—	25.70	0.85(e	)	0.85(e	)	0.24	(e)	242	1.14	0

Eagle Small Cap Growth Fund
Class A*
11/01/15	04/30/16	52.98	(0.13)	(1.24)	(1.37)	—	(3.46)	—	(3.46)	48.15	1.15(e	)	1.15(e	)	(0.54	)(e)	15	(2.64)	644
11/01/14	10/31/15	57.57	(0.33)	2.22	1.89	—	(6.48)	—	(6.48)	52.98	1.10		1.10		(0.60)		45	3.23	711
11/01/13	10/31/14	54.33	(0.34)	4.27	3.93	—	(0.69)	—	(0.69)	57.57	1.11		1.11		(0.61)		37	7.30	759
11/01/12	10/31/13	41.13	(0.16)	13.36	13.20	—	—	—	—	54.33	1.10		1.10		(0.33)		38	32.09	999
11/01/11	10/31/12	38.93	(0.24)	2.44	2.20	—	—	—	—	41.13	1.11		1.11		(0.61)		44	5.65	690
11/01/10	10/31/11	33.79	(0.27)	5.41	5.14	—	—	—	—	38.93	1.16		1.16		(0.69)		36	15.21	497
Class C*
11/01/15	04/30/16	42.10	(0.23)	(0.98)	(1.21)	—	(3.46)	—	(3.46)	37.43	1.85(e	)	1.85(e	)	(1.23	)(e)	15	(2.96)	173
11/01/14	10/31/15	47.33	(0.59)	1.84	1.25	—	(6.48)	—	(6.48)	42.10	1.82		1.82		(1.32)		45	2.49	186
11/01/13	10/31/14	45.11	(0.61)	3.52	2.91	—	(0.69)	—	(0.69)	47.33	1.82		1.82		(1.32)		37	6.52	190
11/01/12	10/31/13	34.40	(0.42)	11.13	10.71	—	—	—	—	45.11	1.82		1.82		(1.05)		38	31.13	189
11/01/11	10/31/12	32.78	(0.44)	2.06	1.62	—	—	—	—	34.40	1.83		1.83		(1.32)		44	4.94	129
11/01/10	10/31/11	28.65	(0.46)	4.59	4.13	—	—	—	—	32.78	1.86		1.86		(1.40)		36	14.42	108
Class I*
11/01/15	04/30/16	54.84	(0.05)	(1.29)	(1.34)	—	(3.46)	—	(3.46)	50.04	0.81(e	)	0.81(e	)	(0.20	)(e)	15	(2.49)	1,569
11/01/14	10/31/15	59.19	(0.16)	2.29	2.13	—	(6.48)	—	(6.48)	54.84	0.78		0.78		(0.28)		45	3.58	1,757
11/01/13	10/31/14	55.68	(0.16)	4.36	4.20	—	(0.69)	—	(0.69)	59.19	0.78		0.78		(0.29)		37	7.61	1,770
11/01/12	10/31/13	42.04	(0.01)	13.67	13.66	(0.02)	—	—	(0.02)	55.68	0.79		0.79		(0.01)		38	32.49	1,815
11/01/11	10/31/12	39.65	(0.11)	2.50	2.39	—	—	—	—	42.04	0.78		0.78		(0.28)		44	6.03	1,313
11/01/10	10/31/11	34.41	(0.14)	5.38	5.24	—	—	—	—	39.65	0.82		0.83		(0.37)		36	15.23	679

28	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Fiscal periods			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered		Without expenses waived/ recovered		Net income (loss)		Portfolio turnover rate (%) (a)		Total return (%) (a)(b)	Ending net assets (millions)
Beginning	Ending
Eagle Small Cap Growth Fund (cont’d)
Class R-3*
11/01/15	04/30/16	$51.82	$(0.18)	$(1.21)	$(1.39)	$—	$(3.46)	$—	$(3.46)	$46.97	1.37	(e)	1.37	(e)	(0.76	)(e)	15		(2.74)	$101
11/01/14	10/31/15	56.59	(0.48)	2.19	1.71	—	(6.48)	—	(6.48)	51.82	1.38		1.38		(0.88)		45		2.94	119
11/01/13	10/31/14	53.58	(0.50)	4.20	3.70	—	(0.69)	—	(0.69)	56.59	1.42		1.42		(0.92)		37		6.97	127
11/01/12	10/31/13	40.68	(0.29)	13.19	12.90	—	—	—	—	53.58	1.37		1.37		(0.62)		38		31.71	134
11/01/11	10/31/12	38.58	(0.35)	2.45	2.10	—	—	—	—	40.68	1.38		1.38		(0.88)		44		5.44	84
11/01/10	10/31/11	33.52	(0.34)	5.40	5.06	—	—	—	—	38.58	1.37		1.37		(0.90)		36		15.10	48
Class R-5*
11/01/15	04/30/16	55.02	(0.04)	(1.29)	(1.33)	—	(3.46)	—	(3.46)	$50.23	0.77	(e)	0.77	(e)	(0.16	)(e)	15		(2.44)	421
11/01/14	10/31/15	59.37	(0.15)	2.28	2.13	—	(6.48)	—	(6.48)	55.02	0.75		0.75		(0.25)		45		3.57	418
11/01/13	10/31/14	55.83	(0.16)	4.39	4.23	—	(0.69)	—	(0.69)	59.37	0.77		0.77		(0.28)		37		7.64	348
11/01/12	10/31/13	42.14	0.01	13.69	13.70	(0.01)	—	—	(0.01)	55.83	0.77		0.77		0.02		38		32.51	341
11/01/11	10/31/12	39.74	(0.12)	2.52	2.40	—	—	—	—	42.14	0.80		0.80		(0.29)		44		6.04	242
11/01/10	10/31/11	34.39	(0.16)	5.51	5.35	—	—	—	—	39.74	0.85		0.85		(0.39)		36		15.56	138
Class R-6*
11/01/15	04/30/16	55.27	(0.01)	(1.30)	(1.31)	—	(3.46)	—	(3.46)	50.50	0.67	(e)	0.67	(e)	(0.05	)(e)	15		(2.41)	854
11/01/14	10/31/15	59.55	(0.10)	2.30	2.20	—	(6.48)	—	(6.48)	55.27	0.66		0.66		(0.17)		45		3.68	737
11/01/13	10/31/14	55.92	(0.10)	4.42	4.32	—	(0.69)	—	(0.69)	59.55	0.66		0.66		(0.17)		37		7.79	576
11/01/12	10/31/13	42.20	0.03	13.74	13.77	(0.05)	—	—	(0.05)	55.92	0.68		0.68		0.07		38		32.68	502
11/01/11	10/31/12	39.76	(0.09)	2.53	2.44	—	—	—	—	42.20	0.69		0.69		(0.22)		44		6.14	260
08/15/11	10/31/11	37.85	(0.06)	1.97	1.91	—	—	—	—	39.76	0.85	(e)	0.85	(e)	(0.75	)(e)	36		5.05	65

Eagle Smaller Company Fund
Class A*
11/01/15	04/30/16	12.32	(0.01)	0.16	0.15	—	—	—	—	12.47	1.43	(e)	1.68	(e)	(0.17	)(e)	26		1.22	16
11/01/14	10/31/15	23.65	(0.10)	0.08	(0.02)	—	(11.31)	—	(11.31)	12.32	1.41		1.60		(0.70)		79		(1.88)	20
11/01/13	10/31/14	23.38	(0.09)	0.87	0.78	—	(0.51)	—	(0.51)	23.65	1.38		1.36		(0.38)		68	(g)	3.34	18
11/01/12	10/31/13	18.93	(0.03)	5.96	5.93	(0.09)	(1.39)	—	(1.48)	23.38	1.37		1.40		(0.13)		14		33.60	19
11/01/11	10/31/12	20.05	0.04	1.47	1.51	—	(2.63)	—	(2.63)	18.93	1.35		1.42		0.23		13		9.31	13
11/01/10	10/31/11	19.63	(0.05)	2.23	2.18	—	(1.76)	—	(1.76)	20.05	1.40		1.44		(0.25)		36		11.35	12
Class C*
11/01/15	04/30/16	11.05	(0.05)	0.15	0.10	—	—	—	—	11.15	2.16	(e)	2.42	(e)	(0.90	)(e)	26		0.90	18
11/01/14	10/31/15	22.46	(0.18)	0.08	(0.10)	—	(11.31)	—	(11.31)	11.05	2.17		2.35		(1.49)		79		(2.64)	21
11/01/13	10/31/14	22.38	(0.25)	0.84	0.59	—	(0.51)	—	(0.51)	22.46	2.11		2.09		(1.11)		68	(g)	2.63	11
11/01/12	10/31/13	18.22	(0.18)	5.73	5.55	—	(1.39)	—	(1.39)	22.38	2.12		2.14		(0.88)		14		32.62	11
11/01/11	10/31/12	19.52	(0.10)	1.43	1.33	—	(2.63)	—	(2.63)	18.22	2.11		2.19		(0.54)		13		8.54	7
11/01/10	10/31/11	19.32	(0.22)	2.18	1.96	—	(1.76)	—	(1.76)	19.52	2.28		2.21		(1.13)		36		10.31	6
Class I*
11/01/15	04/30/16	13.07	0.02	0.18	0.20	—	—	—	—	13.27	0.95	(e)	1.38	(e)	0.33	(e)	26		1.53	11
11/01/14	10/31/15	24.27	(0.03)	0.14	0.11	—	(11.31)	—	(11.31)	13.07	0.95		1.27		(0.17)		79		(0.99)	15
11/01/13	10/31/14	23.86	0.02	0.91	0.93	(0.01)	(0.51)	—	(0.52)	24.27	0.95		1.10		0.10		68	(g)	3.93	33
11/01/12	10/31/13	19.28	0.06	6.07	6.13	(0.16)	(1.39)	—	(1.55)	23.86	0.95		1.16		0.27		14		34.20	106
11/01/11	10/31/12	20.31	0.12	1.49	1.61	(0.01)	(2.63)	—	(2.64)	19.28	0.95		1.17		0.61		13		9.74	58
11/01/10	10/31/11	19.80	0.04	2.24	2.28	(0.01)	(1.76)	—	(1.77)	20.31	0.95		1.19		0.20		36		11.81	61
Class R-3*
11/01/15	04/30/16	11.96	(0.02)	0.15	0.13	—	—	—	—	12.09	1.70	(e)	2.03	(e)	(0.43	)(e)	26		1.09	0
11/01/14	10/31/15	23.33	(0.13)	0.07	(0.06)	—	(11.31)	—	(11.31)	11.96	1.70		2.07		(0.94)		79		(2.19)	0
11/01/13	10/31/14	23.12	(0.17)	0.89	0.72	—	(0.51)	—	(0.51)	23.33	1.70		1.77		(0.72)		68	(g)	3.11	0
11/01/12	10/31/13	18.77	(0.08)	5.89	5.81	(0.07)	(1.39)	—	(1.46)	23.12	1.70		1.85		(0.40)		14		33.17	0
11/01/11	10/31/12	19.96	— (f)	1.44	1.44	—	(2.63)	—	(2.63)	18.77	1.70		1.80		0.02		13		8.95	0
11/01/10	10/31/11	19.60	(0.11)	2.23	2.12	—	(1.76)	—	(1.76)	19.96	1.70		1.67		(0.55)		36		11.03	0

The accompanying notes are an integral part of the financial statements.	29

Financial Highlights

Fiscal periods			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered		Without expenses waived/ recovered		Net income (loss)		Portfolio turnover rate (%) (a)		Total return (%) (a)(b)	Ending net assets (millions)
Beginning	Ending
Eagle Smaller Company Fund (cont’d)
Class R-5*
11/01/15	04/30/16	$12.93	$(—)	$0.19	$0.19	$—	$—	$—	$—	$13.12	0.95(e	)	1.44(e	)	(0.03	)(e)	26		1.47	$0
11/01/14	10/31/15	24.20	(0.03)	0.07	0.04	—	(11.31)	—	(11.31)	12.93	0.95		1.14		(0.24)		79		(1.41)	0
11/01/13	10/31/14	23.82	0.04	0.87	0.91	(0.02)	(0.51)	—	(0.53)	24.20	0.95		1.04		0.18		68(g	)	3.85	0
11/01/12	10/31/13	19.25	(0.02)	6.15	6.13	(0.17)	(1.39)	—	(1.56)	23.82	0.95		1.00		(0.11)		14		34.25	0
11/01/11	10/31/12	20.30	0.12	1.48	1.60	(0.02)	(2.63)	—	(2.65)	19.25	0.95		1.28		0.62		13		9.72	0
11/01/10	10/31/11	19.79	0.04	2.25	2.29	(0.02)	(1.76)	—	(1.78)	20.30	0.95		1.13		0.21		36		11.83	0
Class R-6*
11/01/15	04/30/16	12.96	0.03	0.18	0.21	—	—	—	—	13.17	0.85(e	)	1.23(e	)	0.45	(e)	26		1.62	2
11/01/14	10/31/15	24.22	(0.01)	0.06	0.05	—	(11.31)	—	(11.31)	12.96	0.85		1.20		(0.07)		79		(1.33)	10
11/01/13	10/31/14	23.86	0.03	0.87	0.90	(0.03)	(0.51)	—	(0.54)	24.22	0.85		0.94		0.13		68(g	)	3.78	25
11/01/12	10/31/13	19.28	0.01	6.14	6.15	(0.18)	(1.39)	—	(1.57)	23.86	0.85		0.96		0.04		14		34.33	18
11/01/11	10/31/12	20.30	0.14	1.49	1.63	(0.02)	(2.63)	—	(2.65)	19.28	0.85		1.15		0.72		13		9.85	0
08/15/11	10/31/11	19.44	0.01	0.85	0.86	—	—	—	—	20.30	0.85(e	)	1.24(e	)	0.17	(e)	36		4.42	0

Eagle Tactical Allocation Fund
Class A*
12/31/15	04/30/16	14.29	0.01	0.12	0.13	—	—	—	—	14.42	1.17(e	)	35.69(e	)	0.20	(e)	79		0.91	1
Class C*
12/31/15	04/30/16	14.29	(0.07)	0.17	0.10	—	—	—	—	14.39	1.97(e	)	23.73(e	)	(1.35	)(e)	79		0.70	0
Class I*
12/31/15	04/30/16	14.29	0.02	0.12	0.14	—	—	—	—	14.43	0.87(e	)	21.02(e	)	0.32	(e)	79		0.98	1
Class R-3*
12/31/15	04/30/16	14.29	(—)	0.12	0.12	—	—	—	—	14.41	1.37(e	)	41.93(e	)	(0.07	)(e)	79		0.84	0
Class R-5*
12/31/15	04/30/16	14.29	0.02	0.13	0.15	—	—	—	—	14.44	0.87(e	)	41.36(e	)	0.43	(e)	79		1.05	0
Class R-6*
12/31/15	04/30/16	14.29	0.02	0.13	0.15	—	—	—	—	14.44	0.77(e	)	41.36(e	)	0.53	(e)	79		1.05	0

* Per share amounts have been calculated using the daily average share method. The data for fiscal periods ending after October 31, 2015 is unaudited.

(a) Not annualized for periods less than one year.

(b) Total returns are calculated without the imposition of either front-end or contingent deferred sales charges.

(c) The Eagle Capital Appreciation Fund changed its subadvisor effective June 28, 2013.

(d) The Eagle Growth & Income Fund changed its subadvisor effective June 1, 2011.

(e) Annualized.

(f) Per share amount is less than $0.005.

(g) The Eagle Smaller Company Fund changed its subadvisor effective October 20, 2014.

30	The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

(UNAUDITED)	04.30.2016

NOTE 1  |  Organization and investment objective  |  The Eagle Capital Appreciation Fund, the Eagle Growth & Income Fund and the Eagle Series Trust (each a “Trust” and collectively the “Trusts” or the “Eagle Family of Funds”) are organized as separate Massachusetts business trusts, and are registered under the Investment Company Act of 1940, as amended, as open-end diversified management investment companies. Members of the Board of Trustees (“Board”) for the Trusts may serve as Trustees for one or more of the Trusts. Trusts offer shares in the following series (each a “Fund” and collectively the “Funds”) and are advised by Eagle Asset Management, Inc. (“Eagle” or “Manager”).

•	The Eagle Capital Appreciation Fund (“Capital Appreciation Fund”) seeks long-term capital appreciation.

•	The Eagle Growth & Income Fund (“Growth & Income Fund”) primarily seeks long-term capital appreciation and, secondarily, seeks current income.

The Eagle Series Trust currently offers shares in seven series:

•	The Eagle International Stock Fund (“International Stock Fund”) seeks capital appreciation,

•	The Eagle Investment Grade Bond Fund (“Investment Grade Bond Fund”) seeks current income and preservation of capital,

•	The Eagle Mid Cap Growth Fund (“Mid Cap Growth Fund”) seeks long-term capital appreciation,

•	The Eagle Mid Cap Stock Fund (“Mid Cap Stock Fund”) seeks long-term capital appreciation,

•	The Eagle Small Cap Growth Fund (“Small Cap Growth Fund”) seeks long-term capital appreciation,

•	The Eagle Smaller Company Fund (“Smaller Company Fund”) seeks capital growth, and

•	The Eagle Tactical Allocation Fund (“Tactical Allocation Fund”) seeks long-term capital appreciation.

The Eagle Series Trust also includes the Eagle Tax-Exempt Bond Fund which is not currently offered for sale.

Class offerings  |  Each Fund is authorized and currently offers Class A, Class C, Class I, Class R-3, Class R-5, and Class R-6 shares to qualified buyers.

•

For all Funds except the Investment Grade Bond Fund, Class A shares are sold at a maximum front-end sales charge of 4.75%. For the Investment Grade Bond Fund, Class A shares are sold at a maximum front-end sales charge of 3.75%. Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge (“CDSC”) of up to 1% of the lower of net asset value (“NAV”) or purchase price if redeemed within 18 months of purchase.

•

Class C shares are sold subject to a CDSC of 1% of the lower of NAV or purchase price if redeemed within one year of purchase, other than Class C shares of the International Stock Fund purchased between July 31, 2015 and August 31, 2016, which were sold without a CDSC.

•	Class I, Class R-3, Class R-5 and Class R-6 shares are each sold without a front-end sales charge or a CDSC to qualified buyers.

NOTE 2  |  Significant accounting policies   |  The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. GAAP.

Use of estimates  |  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities  |  The price of each Fund’s shares is based on the NAV per share of each class of a Fund. The NAV of each Fund’s shares is normally calculated each business day as of the scheduled close of regular trading on the New York Stock Exchange (NYSE) and the Nasdaq, generally 4 p.m., Eastern time. A Fund will not treat an intraday unscheduled disruption in trading on either the NYSE or Nasdaq as a closure of that particular market, and will price its shares as of the normally scheduled close of the NYSE and Nasdaq if the disruption directly affects only one of those markets. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Funds are not required to recalculate their NAVs.

Generally, the Funds value portfolio securities for which market quotations are readily available at market value; however, a Fund may adjust the market quotation price of securities traded in foreign markets to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV.

A market quotation may be considered unreliable or unavailable for various reasons, such as:

•	The quotation may be stale;

•	The security is not actively traded;

•	Trading on the security halted before the close of the trading market;

•	The security is newly issued;

•	Issuer-specific or vendor specific events occurred after the security halted trading; or

•	Due to the passage of time between the close of the market on which the security trades and the close of the NYSE and the Nasdaq.

Issuer-specific events may cause the last market quotation to be unreliable. Such events may include:

•	A merger or insolvency;

•	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or

•	Market events, such as a significant movement in the U.S. markets.

For most securities, both the latest transaction prices and adjustments for securities traded in foreign markets are furnished by Board approved independent pricing services. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using Pricing and Valuation Procedures (“Procedures”) approved by the Board. A Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is the amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of appropriate factors, including indications of fair value available from independent pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV.

Pursuant to the Procedures, the Board has delegated the responsibility for applying and administering the Procedures to a valuation committee (“Valuation Committee”). The composition of this Valuation Committee may change from time to time. The Valuation Committee follows fair valuation guidelines as set forth in the Procedures to make fair value determinations on all securities and assets for which market quotations are unavailable or unreliable. For portfolio securities fair valued by the Valuation Committee, Eagle checks fair value

31

Notes to Financial Statements

(UNAUDITED)	04.30.2016

prices by comparing the fair value of the security with values that are available from other sources (if any). Eagle compares the fair value of the security to the next-day opening price or next actual sale price, when applicable. Eagle documents and reports to the Valuation Committee such comparisons when they are made. The Valuation Committee reports such comparisons to the Board at their regularly scheduled meetings. The Board retains the responsibility for periodic review and consideration of the appropriateness of any fair value pricing methodology established or implemented for a Fund. Fair value pricing methods, the Procedures and independent pricing services can change from time to time as approved by the Board, and may occur as a result of lookback testing results or changes in industry best practices.

There can be no assurance, however, that a fair value price used by a Fund on any given day will more accurately reflect the market value of a security than the market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading a Fund’s shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

•

Domestic exchange-traded equity securities  |  Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•

Foreign exchange-traded equity securities  |  If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE and the Nasdaq, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Valuation Committee, using the Procedures, may fair value a security if certain events occur between the time trading ends in a foreign market on a particular security and the Fund’s NAV calculation. The Valuation Committee, using the Procedures, may also fair value a particular security if the events are significant and make the closing price unavailable or unreliable. If an issuer-specific event has occurred that a Fund or Eagle determines, in its judgment, is likely to have affected the closing price of a foreign security, the security will be priced at fair value. Eagle also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the NYSE Close. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by an independent pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Securities primarily traded on foreign markets may trade on days that are not business days of the Funds. Because the NAV of a Fund’s shares is determined only on business days of the Fund, the value of the securities of a Fund that invests in foreign securities may change on days when shareholders would not be able to purchase or redeem shares of the Fund.

•

Fixed income securities  |  Government bonds, corporate bonds, asset-backed bonds, municipal bonds, short-term securities (investments that have a maturity date of 60 days or less) and convertible securities, including high yield or junk bonds, normally are valued on the basis of evaluated prices provided by independent pricing services. Evaluated prices provided by the independent pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the evaluated prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•

Futures and Options  |  Futures and options are valued on the basis of market quotations, if available and reliable. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During the period ended April 30, 2016, none of the Funds held futures or options.

•

Investment companies and exchange-traded funds (ETFs)  |  Investments in other investment companies are valued at their reported NAV. Investments in ETFs are valued on the basis of market quotations, if available and reliable. If the prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

Fair value measurements  |  Each Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;

Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and

Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. A Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2016.

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Capital Appreciation Fund
Common Stocks (a)	$330,372,189	$—	$—
Money market funds	3,447,117	—	—
Total investment portfolio	$333,819,306	$—	$—

32

Notes to Financial Statements

(UNAUDITED)	04.30.2016

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Growth & Income Fund
Common Stocks (a)	$533,226,998	$—	$—
Money market funds	11,834,430	—	—
Total investment portfolio	$545,061,428	$—	$—
International Stock Fund
Common Stocks (a):
Australia	$—	$828,647	$—
Austria	—	36,875	—
Belgium	—	107,430	—
Denmark	—	280,216	—
Finland	—	153,585	—
France	—	1,928,522	—
Germany	—	2,720,466	—
Hong Kong	—	336,796	—
Ireland	—	109,311	—
Israel	—	553,714	—
Italy	—	792,175	—
Japan	—	5,675,717	—
Netherlands	256,064	688,744	—
New Zealand	—	54,441	—
Norway	—	230,478	—
Singapore	—	452,514	—
Spain	—	379,066	—
Sweden	—	654,576	—
Switzerland	—	859,386	—
United Kingdom	—	3,374,904	—
Exchange traded funds	537,556	—	—
Money market funds	652,941	—	—
Total investment portfolio	$1,446,561	$20,217,563	$—
Investment Grade Bond Fund
Corporate bonds (a)	$—	$25,816,547	$—
Mortgage and asset-backed securities	—	11,561,272	—
Foreign government bonds	—	151,031	—
U.S. Treasuries	—	4,920,563	—
U.S. Government agency securities	—	2,525,338	—
Supranational banks	—	1,524,788	—
Money market funds	1,914,740	—	—
Total investment portfolio	$1,914,740	$46,499,539	$—

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Mid Cap Growth Fund
Common stocks (a)	$1,291,202,193	$—	$—
Money market funds	23,093,786	—	—
Total investment portfolio	$1,314,295,979	$—	$—
Mid Cap Stock Fund
Common stocks (a)	$268,046,559	$—	$—
Money market funds	8,159,537	—	—
Total investment portfolio	$276,206,096	$—	$—
Small Cap Growth Fund
Common stocks (a)	$3,729,279,757	$—	$—
Contingent value rights	—	—	242,594
Money market funds	16,370,890	—	—
Total investment portfolio	$3,745,650,647	$—	$242,594
Smaller Company Fund
Common stocks (a)	$45,377,956	$—	$—
Money market funds	2,188,198	—	—
Total investment portfolio	$47,566,154	$—	$—
Tactical Allocation Fund
Exchange traded funds	$2,336,477	$—	$—
Money market funds	47,421	—	—
Total investment portfolio	$2,383,898	$—	$—
(a) Please see the investment portfolio for detail by industry.

The Fund recognizes transfers between levels at the end of the reporting period. During the period ended April 30, 2016, there were no transfers in or out of Levels 1, 2, or 3.

The following is a reconciliation of Level 3 securities held by the Small Cap Growth Fund as of April 30, 2016 for which significant unobservable inputs were used to determine fair value:

Small Cap Growth Fund
Balance as of October 31, 2015	$—
Purchases (acquired as a result of corporate action)	242,594
Change in unrealized appreciation (depreciation)	—
Balance as of April 30, 2016	$242,594

The Funds’ policy for disclosing the valuation techniques and significant unobservable inputs for Level 3 assets and liabilities is to provide such disclosures when aggregate exposure to Level 3 investments exceeds 1% of net asset value. At April 30, 2016 the Level 3 investments within the Fund did not exceed such threshold and therefore have not been disclosed.

The contingent value rights (“CVR”) were acquired as a result of Dyax Corp. (which was a portfolio holding of the Fund) being acquired by Shire PLC. In exchange for the Fund’s shares in Dyax Corp., the Fund received cash considerations from Shire PLC as well as the CVR.

Foreign currency transactions  |  The books and records of each Fund are maintained in U.S. dollars. Foreign currency transactions are translated into

33

Notes to Financial Statements

(UNAUDITED)	04.30.2016

U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) on foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency exchange contracts and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes.

Forward currency exchange contracts  |  Each of the Funds, except the Small Cap Growth Fund, is authorized to enter into forward currency contracts, which are used primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. Forward currency exchange contracts are valued in U.S. dollars based upon forward exchange rates provided by an independent pricing service as of the close of the NYSE each valuation day and the unrealized gain or loss is included in the related Statement of Assets and Liabilities. When the contracts are closed, the gain or loss is realized. Realized and unrealized gains and losses are included in the related Statement of Operations. Risks may arise from unanticipated movements in the currency’s value relative to the U.S. dollar and from the possible inability of counter-parties to meet the terms of their contracts. During the period ended April 30, 2016, none of the Funds held forward currency exchange contracts.

Real estate investment trusts (“REIT(s)”)  |  There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager’s estimate of the income included in distributions from the REITs. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of the investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the Funds’ fiscal year-end and may differ from the estimated amounts.

Repurchase agreements  |  Each Fund may enter into repurchase agreements whereby a Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred. During the period ended April 30, 2016, none of the Funds held any repurchase agreements.

Revenue recognition  |  Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Foreign taxes  |  The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may or may not be recoverable. The Funds accrue such taxes and recoveries as applicable, when the related income or capital gains are earned and based upon the current interpretation of tax rules and regulations that exist in the markets in which a Fund invests. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors.

Expenses  |  Each Fund is charged for certain expenses which are directly attributable to it and certain other expenses which are allocated proportionately among the Eagle Family of Funds based upon methods approved by the Board. Expenses that are directly attributable to a specific class of shares, such as distribution fees, shareholder servicing fees and administrative fees, are charged directly to that class of shares. Other expenses of each Fund are allocated to each class of shares based upon its relative percentage of net assets.

Class allocations  |  Each class of shares has equal rights to earnings and assets except that each class may bear different expenses for administration, distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative percentage of net assets.

Distributions  |  Each Fund, except the Investment Grade Bond Fund and the Growth & Income Fund, distributes net investment income annually. Distributions of net investment income in the Investment Grade Bond Fund and the Growth & Income Fund are made monthly and quarterly, respectively. Net realized gains from investment transactions during any particular fiscal year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each applicable Fund, will be distributed to shareholders annually in the following fiscal year. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Dividends paid to shareholders from net investment income were as follows:

Distributions from net investment income	11/1/15 to 04/30/16	11/1/14 to 10/31/15
Capital Appreciation Fund
Class A	$46,043	$—
Class C	—	—
Class I	332,588	113,793
Class R-3	—	—
Class R-5	23,910	1,947
Class R-6	11	—
Growth & Income Fund
Class A	1,545,860	3,895,855	*
Class C	1,026,191	2,482,573	*
Class I	1,512,473	4,536,288	*
Class R-3	17,666	45,076	*
Class R-5	3,495	45,331	*
Class R-6	330,800	1,935	*
*Includes return of capital in the amount of $365,076
International Stock Fund
Class A	45,124	86,181
Class C	—	72,288
Class I	28,889	37,744
Class R-3	3	65
Class R-5	212	83
Class R-6	25	86
Investment Grade Bond Fund
Class A	113,221	249,813
Class C	49,041	84,024
Class I	63,886	124,253
Class R-3	384	251
Class R-5	74	39
Class R-6	21	6

34

Notes to Financial Statements

(UNAUDITED)	04.30.2016

Distributions paid to shareholders from net realized gains were as follows:

Distributions from net realized gains	11/1/15 to 04/30/16	11/1/14 to 10/31/15
Capital Appreciation Fund
Class A	$21,628,944	$20,832,937
Class C	11,141,899	10,785,656
Class I	13,002,521	11,419,909
Class R-3	130,368	81,839
Class R-5	998,682	706,694
Class R-6	314	—
Growth & Income Fund
Class A	—	1,655,129^
Class C	—	1,643,442^
Class I	—	1,577,964^
Class R-3	—	24,176^
Class R-5	—	30,840^
Class R-6	—	778^
^ Includes return of capital in the amount of $295,478
International Stock Fund
Class A	—	147,994
Class C	—	166,177
Class I	—	53,466
Class R-3	—	118
Class R-5	—	119
Class R-6	—	119
Investment Grade Bond Fund
Class A	56,240	91,386
Class C	61,745	106,233
Class I	23,537	34,149
Class R-3	83	123
Class R-5	9	12
Class R-6	7	—
Mid Cap Growth Fund
Class A	5,805,631	26,793,835
Class C	2,320,335	11,654,418
Class I	6,175,640	20,217,916
Class R-3	394,348	1,607,970
Class R-5	2,154,918	4,875,830
Class R-6	3,455,584	3,132,740
Mid Cap Stock Fund
Class A	16,786,955	12,929,183
Class C	15,689,307	11,465,291
Class I	5,595,464	6,350,615
Class R-3	202,795	375,354
Class R-5	27,645	29,218
Class R-6	123,684	51,774

Distributions from net realized gains (cont’d)	11/1/15 to 04/30/16	11/1/14 to 10/31/15
Small Cap Growth Fund
Class A	$45,836,966	$84,387,164
Class C	15,163,196	25,713,397
Class I	106,369,790	190,073,412
Class R-3	7,617,115	14,232,137
Class R-5	27,455,434	38,429,995
Class R-6	50,864,936	62,850,610
Smaller Company Fund
Class A	—	8,138,310
Class C	—	5,160,921
Class I	—	10,961,615
Class R-3	—	205,037
Class R-5	—	2,565
Class R-6	—	12,875,708

Offering costs  |  Offering costs of $155,956 associated with the formation of the Tactical Allocation Fund are being accounted for as a deferred charge and are being amortized on a straight line basis over 12 months from the date of commencement of operations, December 31, 2015. For the period ended April 30, 2016, the Tactical Allocation Fund amortized expenses of $58,013, and as of April 30, 2016, $97,943 of offering costs remain deferred.

Other  |  In the normal course of business the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the risk of loss to each Fund is expected to be remote.

NOTE 3  |  Purchases and sales of securities  |  For the period ended April 30, 2016, purchases and sales of investment securities (excluding short-term obligations) were as follows:

	Purchases	Sales
Capital Appreciation Fund	$53,567,950	$56,034,119
Growth & Income Fund	30,522,501	83,612,769
International Stock Fund	9,590,089	4,132,897
Investment Grade Bond Fund
Debt securities	11,588,289	8,674,437
U.S. Treasury securities	2,688,822	8,177,258
Mid Cap Growth Fund	405,228,209	190,921,496
Mid Cap Stock Fund	66,895,207	103,560,987
Small Cap Growth Fund	560,826,476	568,052,904
Smaller Company Fund	14,565,047	34,164,980
Tactical Allocation Fund	3,216,007	914,398

NOTE 4  |  Investment advisory fees and other transactions with affiliates  |  Each Fund has agreed to pay to the Manager an investment advisory and an administrative fee equal to an annualized rate based on a percentage of each

35

Notes to Financial Statements

(UNAUDITED)	04.30.2016

Fund’s average daily net assets, computed daily and payable monthly. For advisory services provided by the Manager, the investment advisory rate for each Fund is as follows:

Investment advisory fee rate schedule	Breakpoint	Investment advisory fee
Capital Appreciation Fund	First $1 billion Over $1 billion	0.60 0.55	% %
Growth & Income Fund	First $100 million $100 million to $500 million Over $500 million	0.60 0.45 0.40	% % %
International Stock Fund	All assets	0.85%
Investment Grade Bond Fund	All assets	0.30%
Mid Cap Growth Fund, Mid Cap Stock Fund, Small Cap Growth Fund, Smaller Company Fund	First $500 million $500 million to $1 billion Over $1 billion	0.60 0.55 0.50	% % %
Tactical Allocation Fund	All assets	0.57%

For administrative services provided by the Manager, each Fund has agreed to pay an administrative rate of 0.15% of the average daily net assets of Class A, Class C and Class R-3 shares and 0.10% of the average daily net assets of Class I, Class R-5 and Class R-6 shares.

Subadvisory fees  |  The Manager has entered into subadvisory agreements with certain parties to provide investment advice, portfolio management services (including the placement of brokerage orders), certain compliance and other services to the Funds.

The Manager entered into a subadvisory agreement with ClariVest Asset Management LLC (“ClariVest”), an affiliate of Eagle, to serve as subadvisor for the Capital Appreciation Fund and the International Stock Fund. Under this agreement, Eagle pays ClariVest an annualized rate of 0.55% and 0.85%, respectively, on all assets as a percentage of the Fund’s average daily net assets, computed daily and payable monthly for the Capital Appreciation Fund and the International Stock Fund, respectively.

The Manager entered into a subadvisory agreement with Cougar Global Investments Limited (“Cougar Global”), an affiliate of Eagle, to serve as subadvisor for the Tactical Allocation Fund. Under this agreement, Eagle pays Cougar Global an annualized rate of 0.57% on all assets as a percentage of the Fund’s average daily net assets, computed daily and payable monthly for the Tactical Allocation Fund.

Distribution and service fees  |  Pursuant to the Class A, Class C and Class R-3 Distribution plans and in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended (“Rule 12b-1 Plans”), the Funds are authorized to pay Eagle Fund Distributors, Inc. (“Distributor”), an affiliate of the Manager, a fee based on the average daily net assets for each class of shares, accrued daily and payable monthly. Each Fund of the Series Trust is authorized to pay the Distributor distribution and service fees of up to 0.35% of that fund’s average daily net assets attributable to Class A shares of that fund. The Capital Appreciation Fund and the Growth & Income Fund are authorized to pay the Distributor distribution and service fees of up to 0.50% of those Funds’ average daily net assets attributable to Class A shares of those Funds. Currently, the distribution and service fee is 0.25% for Class A shares of each Fund. Each Fund also is authorized, and currently pays, the Distributor distribution and services fees of 1% for Class C shares, and 0.50% for Class R-3 shares. The Funds do not incur any direct distribution expenses related to Class I, Class R-5 or Class R-6 shares. However, Eagle or any third party may make payments for the sale and distribution of all share classes, including Class I, Class R-5 or Class R-6 shares, from its own resources.

Sales charges  |  For the period ended April 30, 2016, total front-end sales charges and CDSCs paid to the Distributor were as follows:

	Front-end sales charge	Contingent deferred sales charges
	Class A	Class A	Class C
Capital Appreciation Fund	$27,166	$—	$363
Growth & Income Fund	83,757	—	674
International Stock Fund	11,686	—	1
Investment Grade Bond Fund	7,177	—	—
Mid Cap Growth Fund	118,959	—	1,885
Mid Cap Stock Fund	10,517	—	61
Small Cap Growth Fund	72,813	—	525
Smaller Company Fund	3,842	—	1
Tactical Allocation Fund	8,750	—	—

The Distributor paid commissions to salespersons from these fees and incurred other distribution costs.

Agency commissions  |  For the period ended April 30, 2016, total agency brokerage commissions paid by the Funds and agency brokerage commissions paid directly to Raymond James & Associates, Inc. (“RJA”), an affiliate of the Manager, were as follows:

	Total agency brokerage commissions	Paid to Raymond James & Associates, Inc.
Capital Appreciation Fund	$33,870	$—
Growth & Income Fund	58,030	—
International Stock Fund	6,857	—
Investment Grade Bond Fund	—	—
Mid Cap Growth Fund	266,033	26,612
Mid Cap Stock Fund	73,758	5,959
Small Cap Growth Fund	847,429	39,836
Smaller Company Fund	22,340	2,588
Tactical Allocation Fund	635	—

Internal audit fees  |  RJA provides internal audit services to the Funds. Each Fund pays RJA a fixed and/or hourly fee for these services.

Shareholder servicing fees  |  Eagle Fund Services, Inc. (“EFS”), an affiliate of the Manager, is the shareholder servicing agent for each of the Funds. EFS’ actual cost of providing such services is reimbursed by the Funds on a pro-rata basis of each Fund’s relative total net assets. The amount of shareholder servicing fees charged to the Funds were as follows:

Shareholder servicing fees	11/1/15 to 04/30/16
Capital Appreciation Fund Class A	$5,185
Capital Appreciation Fund Class C	2,164
Capital Appreciation Fund Class I	3,374
Capital Appreciation Fund Class R-3	31
Capital Appreciation Fund Class R-5	246
Capital Appreciation Fund Class R-6	—

36

Notes to Financial Statements

(UNAUDITED)	04.30.2016

Shareholder servicing fees (cont’d)	11/1/15 to 04/30/16
Growth & Income Fund Class A	$5,663
Growth & Income Fund Class C	6,128
Growth & Income Fund Class I	5,043
Growth & Income Fund Class R-3	95
Growth & Income Fund Class R-5	11
Growth & Income Fund Class R-6	—
International Stock Fund Class A	325
International Stock Fund Class C	172
International Stock Fund Class I	167
International Stock Fund Class R-3	—
International Stock Fund Class R-5	1
International Stock Fund Class R-6	—
Investment Grade Bond Fund Class A	575
Investment Grade Bond Fund Class C	687
Investment Grade Bond Fund Class I	280
Investment Grade Bond Fund Class R-3	3
Investment Grade Bond Fund Class R-5	—
Investment Grade Bond Fund Class R-6	—
Mid Cap Growth Fund Class A	10,960
Mid Cap Growth Fund Class C	3,705
Mid Cap Growth Fund Class I	12,545
Mid Cap Growth Fund Class R-3	730
Mid Cap Growth Fund Class R-5	4,524
Mid Cap Growth Fund Class R-6	—
Mid Cap Stock Fund Class A	4,344
Mid Cap Stock Fund Class C	3,242
Mid Cap Stock Fund Class I	1,480
Mid Cap Stock Fund Class R-3	52
Mid Cap Stock Fund Class R-5	8
Mid Cap Stock Fund Class R-6	—
Small Cap Growth Fund Class A	21,401
Small Cap Growth Fund Class C	5,701
Small Cap Growth Fund Class I	51,718
Small Cap Growth Fund Class R-3	3,440
Small Cap Growth Fund Class R-5	13,559
Small Cap Growth Fund Class R-6	—
Smaller Company Fund Class A	534
Smaller Company Fund Class C	605
Smaller Company Fund Class I	376
Smaller Company Fund Class R-3	13
Smaller Company Fund Class R-5	1
Smaller Company Fund Class R-6	—
Tactical Allocation Fund Class A	22

Shareholder servicing fees (cont’d)	11/1/15 to 04/30/16
Tactical Allocation Fund Class C	$2
Tactical Allocation Fund Class I	6
Tactical Allocation Fund Class R-3	—
Tactical Allocation Fund Class R-5	—
Tactical Allocation Fund Class R-6	—

Expense limitations  |  Eagle has contractually agreed to reduce its fees and/or reimburse expenses to each class of the Funds through February 28, 2017, to the extent that the annual operating expense rate for each class of shares exceeds the following annualized rates as a percentage of average daily net assets of each class of shares.

Expense limitations rate schedule	Class A	Class C	Class I
Capital Appreciation Fund	1.40%	2.20%	0.95%
Growth & Income Fund	1.40%	2.20%	0.95%
International Stock Fund	1.75%	2.55%	1.15%
Investment Grade Bond Fund	0.85%	1.65%	0.60%
Mid Cap Growth Fund	1.50%	2.30%	0.95%
Mid Cap Stock Fund	1.50%	2.30%	0.95%
Small Cap Growth Fund	1.50%	2.30%	0.95%
Smaller Company Fund	1.50%	2.30%	0.95%
Tactical Allocation Fund	1.17%	1.97%	0.87%

Expense limitations rate schedule	Class R-3	Class R-5	Class R-6
Capital Appreciation Fund	1.65%	0.95%	0.85%
Growth & Income Fund	1.65%	0.95%	0.85%
International Stock Fund	1.75%	1.15%	1.05%
Investment Grade Bond Fund	1.15%	0.60%	0.50%
Mid Cap Growth Fund	1.70%	0.95%	0.85%
Mid Cap Stock Fund	1.70%	0.95%	0.85%
Small Cap Growth Fund	1.70%	0.95%	0.85%
Smaller Company Fund	1.70%	0.95%	0.85%
Tactical Allocation Fund	1.37%	0.87%	0.77%

Fees and expenses waived and/or reimbursed based on the expense rate limitation schedule were as follows:

Expenses waived and/or reimbursed	11/1/15 to 04/30/16
Capital Appreciation Fund Class R-6	$3
International Stock Fund	167,929
International Stock Fund Class I	1,679
International Stock Fund Class R-3	10
International Stock Fund Class R-5	22
International Stock Fund Class R-6	9
Investment Grade Bond Fund	116,316
Investment Grade Bond Fund Class A	12,669
Investment Grade Bond Fund Class C	10,841

37

Notes to Financial Statements

(UNAUDITED)	04.30.2016

Expenses waived and/or reimbursed (cont’d)	11/1/15 to 04/30/16
Investment Grade Bond Fund Class I	$4,480
Investment Grade Bond Fund Class R-3	34
Investment Grade Bond Fund Class R-5	6
Investment Grade Bond Fund Class R-6	5
Mid Cap Stock Fund Class I	11,385
Mid Cap Stock Fund Class R-5	75
Smaller Company Fund	70,516
Smaller Company Fund Class I	10,949
Smaller Company Fund Class R-3	133
Smaller Company Fund Class R-5	11
Smaller Company Fund Class R-6	6,436
Tactical Allocation Fund	140,106
Tactical Allocation Fund Class A	3,599
Tactical Allocation Fund Class C	65
Tactical Allocation Fund Class I	74
Tactical Allocation Fund Class R-3	75
Tactical Allocation Fund Class R-5	74
Tactical Allocation Fund Class R-6	77

A portion or all of a Fund’s fees and expenses reduced and/or reimbursed by the Manager in prior fiscal years may be recoverable by Eagle prior to their expiration date. Eagle must recover from the same class of shares any previously reduced and/or reimbursed fees and expenses within two years from the Fund’s fiscal year-end during which the fees and expenses were originally reduced and/or reimbursed. Previously reduced and/or reimbursed fees and expenses are recovered by Eagle when expenses in the current fiscal year fall below the expense rate limitation then in effect. The following table shows the amounts that Eagle may be allowed to recover by class of shares and the date in which these amounts will expire:

Recoverable expenses	10/31/2018	10/31/2017	10/31/2016
Capital Appreciation Fund Class R-6	$3	$—	N/A
International Stock Fund	167,929	317,873	$376,583
International Stock Fund Class I	1,679	1,726	651
International Stock Fund Class R-3	10	—	—
International Stock Fund Class R-5	22	1	1
International Stock Fund Class R-6	9	4	4
Investment Grade Bond Fund	116,316	201,626	86,061
Investment Grade Bond Fund Class A	12,669	27,428	70,495
Investment Grade Bond Fund Class C	10,841	23,111	60,494
Investment Grade Bond Fund Class I	4,480	8,879	10,603
Investment Grade Bond Fund Class R-3	34	47	78
Investment Grade Bond Fund Class R-5	6	1	3
Investment Grade Bond Fund Class R-6	5	1	N/A
Mid Cap Stock Fund Class I	11,385	75,095	131,328
Mid Cap Stock Fund Class R-5	75	90	—
Smaller Company Fund	70,516	156,879	—

Recoverable expenses (cont’d)	10/31/2018	10/31/2017	10/31/2016
Smaller Company Fund Class I	$10,949	$25,016	$170,844
Smaller Company Fund Class R-3	133	600	317
Smaller Company Fund Class R-5	11	1	38
Smaller Company Fund Class R-6	6,436	34,149	23,868
Tactical Allocation Fund	140,106	N/A	N/A
Tactical Allocation Fund Class A	3,599	N/A	N/A
Tactical Allocation Fund Class C	65	N/A	N/A
Tactical Allocation Fund Class I	74	N/A	N/A
Tactical Allocation Fund Class R-3	75	N/A	N/A
Tactical Allocation Fund Class R-5	74	N/A	N/A
Tactical Allocation Fund Class R-6	77	N/A	N/A

Trustees and officers compensation  |  Each Trustee of the Eagle Family of Funds who is not an employee of the Manager receives an annual retainer along with meeting fees for those Eagle Family of Funds’ regular or special meetings attended in person and 25% of such fees are received for telephonic meetings. All reasonable out-of-pocket expenses are also reimbursed. Except when directly attributable to a Fund, Trustees’ fees and expenses are paid equally by each Fund in the Eagle Family of Funds. Certain officers of the Eagle Family of Funds may also be officers and/or directors of Eagle. Such officers receive no compensation from the Funds except for the Funds’ Chief Compliance Officer. A portion of the Chief Compliance Officer’s total compensation is paid equally by each Fund in the Eagle Family of Funds.

NOTE 5  |  Federal income taxes and distributions  |  Each Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. Accordingly, no provision for federal income taxes is required since each of the Funds intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. The Manager has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (tax years ended October 31, 2012 to October 31, 2015) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Federal income tax regulations differ from GAAP; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and net realized gains for financial reporting purposes. These differences primarily relate to deferral of losses from wash sales and non-REIT return of capital.

NOTE 6  |  Line of Credit  |  As of April 30, 2016, the Trusts have a line of credit of up to $250,000,000 with U.S. Bank N.A, secured by a first priority lien on the Trusts’ assets. Each Fund may borrow up to 33.33% of the net market value of such Fund’s assets, with the maximum aggregate limit of $250,000,000 for all Funds. Borrowings under this arrangement bear interest at U.S. Bank N.A.’s prime rate minus one percent, which during the period ended April 30, 2016 was 2.50%. The only Fund to utilize the line of credit, during the period ended April 30, 2016, was the Smaller Company Fund, which had a maximum outstanding balance of $2,313,000 and an average daily balance outstanding of $12,709. The total interest expense incurred by the Smaller Company Fund under the terms of the line of credit was $161. As of April 30, 2016, none of the Funds had any amounts outstanding under the line of credit.

NOTE 7  |  Subsequent events  |  On May 20, 2016, the Board, including the Independent Trustees, approved the nomination of the six existing Trustees and three new Trustee candidates (collectively the “Nominees”) for election to the Board. The Board is submitting to shareholders the election of the following Nominees: J. Cooper Abbott, John Carter, Courtland James, Keith B. Jarrett,

38

Notes to Financial Statements

(UNAUDITED)	04.30.2016

William J. Meurer, Liana O’Drobinak, James L. Pappas, Stephen Roussin and Deborah L. Talbot. All Nominees, other than Messrs Carter, James and Roussin, currently serve as Trustees on the Board of each Trust. If elected, all Nominees, other than Messrs. Abbott and James, would serve as Independent Trustees. Messrs. Abbott and James would be deemed “interested” persons of the Trusts, as that term is defined in the 1940 Act, due to their affiliation with Eagle.

The Manager has evaluated subsequent events through June 16, 2016, the date these financial statements were issued, and determined that no other material events or transactions would require recognition or disclosure in the Funds’ financial statements.

39

Understanding Your Ongoing Costs

(UNAUDITED)	04.30.2016

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases, contingent deferred sales charges, or redemption fees; and (2) ongoing costs, including investment advisory fees, distribution (12b-1) fees, and other fund expenses. The following sections are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect one-time transaction expenses, such as sales charges or redemption fees. Therefore, if these transactional costs were included, your costs would have been higher. For more information, see your Fund’s prospectus or contact your financial advisor.

Actual expenses  |  The table below shows the actual expenses you would have paid on a $1,000 investment made in each Fund on November 1, 2015 and held through April 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the fiscal year, assuming actual returns after ongoing expenses. This table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Simply divide your account value by $1,000 (for example, and $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes  |  The table below shows each Fund’s expenses based on a $1,000 investment held from November 1, 2015 through April 30, 2016 and assuming for this period a hypothetical 5% annualized rate of return before ongoing expenses, which is not the Fund’s actual return. Please note that you should not use this information to estimate your actual ending account balance and expenses paid during the period. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the Funds with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison.

		Actual expenses		Hypothetical expenses
Actual	Beginning Account Value	Ending Account Value	Expenses paid during period (a)	Ending Account Value	Expenses paid during period	Annualized expense ratio
Capital Appreciation Fund
Class A	$1,000.00	$967.20	$5.92	$1,018.85	$6.07	1.21%
Class C	1,000.00	963.70	9.67	1,015.02	9.92	1.98
Class I	1,000.00	968.60	4.45	1,020.34	4.57	0.91
Class R-3	1,000.00	965.50	7.72	1,017.01	7.92	1.58
Class R-5	1,000.00	968.80	4.36	1,020.44	4.47	0.89
Class R-6	1,000.00	968.90	4.16	1,020.64	4.27	0.85
Growth & Income Fund
Class A	1,000.00	1,029.10	5.30	1,019.64	5.27	1.05
Class C	1,000.00	1,025.80	9.17	1,015.81	9.12	1.82
Class I	1,000.00	1,030.90	4.09	1,020.84	4.07	0.81
Class R-3	1,000.00	1,027.20	7.61	1,017.35	7.57	1.51
Class R-5	1,000.00	1,031.40	3.89	1,021.03	3.87	0.77
Class R-6	1,000.00	1,031.50	3.33	1,021.58	3.32	0.66
International Stock Fund
Class A	1,000.00	949.80	7.95	1,016.71	8.22	1.64
Class C	1,000.00	946.30	11.81	1,012.73	12.21	2.44
Class I	1,000.00	952.50	5.58	1,019.14	5.77	1.15
Class R-3	1,000.00	949.70	8.48	1,016.16	8.77	1.75
Class R-5	1,000.00	952.60	5.58	1,019.14	5.77	1.15
Class R-6	1,000.00	953.00	5.10	1,019.64	5.27	1.05
Investment Grade Bond Fund
Class A	1,000.00	1,018.80	4.27	1,020.64	4.27	0.85
Class C	1,000.00	1,014.10	8.26	1,016.66	8.27	1.65
Class I	1,000.00	1,019.40	3.01	1,021.88	3.02	0.60
Class R-3	1,000.00	1,016.80	5.77	1,019.14	5.77	1.15
Class R-5	1,000.00	1,020.10	3.01	1,021.88	3.02	0.60
Class R-6	1,000.00	1,019.80	2.51	1,022.38	2.51	0.50
Mid Cap Growth Fund
Class A	1,000.00	956.30	5.64	1,019.10	5.82	1.16
Class C	1,000.00	953.10	9.08	1,015.56	9.37	1.87
Class I	1,000.00	958.20	3.94	1,020.84	4.07	0.81
Class R-3	1,000.00	954.90	7.19	1,017.50	7.42	1.48
Class R-5	1,000.00	958.30	4.09	1,020.69	4.22	0.84
Class R-6	1,000.00	958.50	3.51	1,021.28	3.62	0.72

40

Understanding Your Ongoing Costs

(UNAUDITED)	04.30.2016

		Actual expenses		Hypothetical expenses
Actual (cont’d)	Beginning Account Value	Ending Account Value	Expenses paid during period (a)	Ending Account Value	Expenses paid during period	Annualized expense ratio
Mid Cap Stock Fund
Class A	$1,000.00	$1,016.20	$6.42	$1,018.50	$6.42	1.28%
Class C	1,000.00	1,012.30	10.16	1,014.77	10.17	2.03
Class I	1,000.00	1,017.70	4.77	1,020.14	4.77	0.95
Class R-3	1,000.00	1,014.70	7.66	1,017.26	7.67	1.53
Class R-5	1,000.00	1,017.70	4.77	1,020.14	4.77	0.95
Class R-6	1,000.00	1,018.30	4.27	1,020.64	4.27	0.85
Small Cap Growth Fund
Class A	1,000.00	973.60	5.64	1,019.14	5.77	1.15
Class C	1,000.00	970.40	9.06	1,015.66	9.27	1.85
Class I	1,000.00	975.10	3.98	1,020.84	4.07	0.81
Class R-3	1,000.00	972.60	6.72	1,018.05	6.87	1.37
Class R-5	1,000.00	975.60	3.78	1,021.03	3.87	0.77
Class R-6	1,000.00	975.90	3.29	1,021.53	3.37	0.67
Smaller Company Fund
Class A	1,000.00	1,012.20	7.15	1,017.75	7.17	1.43
Class C	1,000.00	1,009.00	10.79	1,014.12	10.82	2.16
Class I	1,000.00	1,015.30	4.76	1,020.14	4.77	0.95
Class R-3	1,000.00	1,010.90	8.50	1,016.41	8.52	1.70
Class R-5	1,000.00	1,014.70	4.76	1,020.14	4.77	0.95
Class R-6	1,000.00	1,016.20	4.26	1,020.64	4.27	0.85
Tactical Allocation Fund*
Class A	1,000.00	1,009.10	3.89	1,019.05	5.87	1.17
Class C	1,000.00	1,007.00	6.54	1,015.07	9.87	1.97
Class I	1,000.00	1,009.80	2.89	1,020.54	4.37	0.87
Class R-3	1,000.00	1,008.40	4.55	1,018.05	6.87	1.37
Class R-5	1,000.00	1,010.50	2.89	1,020.54	4.37	0.87
Class R-6	1,000.00	1,010.50	2.56	1,021.03	3.87	0.77

(a) Expenses are calculated using each Fund’s annualized expense ratios for each class of shares, multiplied by the average account value for the period, then multiplying the result by the actual number of days in the period (182), and then dividing that result by the actual number of days in the fiscal year (366).

*Commenced operations on December 31, 2015. Actual expenses information is for the period from December 31, 2015 to April 30, 2016 (121 days).

41

Approval of Investment Advisory and Subadvisory Agreements

(UNAUDITED)

Overview  |  At a meeting held on August 15, 2015, the Board of Trustees for the Eagle Series Trust (“Trust”), including their independent members (together, the “Board”), approved an investment advisory agreement (“Advisory Agreement”) between Eagle Asset Management, Inc. (“Eagle”) and the Trust, on behalf of the Eagle Global Tactical Strategy with Conservative Growth Fund, which subsequently was renamed the Eagle Tactical Allocation Fund (the “Fund”).

The Board also approved an investment subadvisory agreement with Cougar Global Investments Limited (“Cougar Global”) to serve as the subadviser to the Fund (“Subadvisory Agreement”). The Advisory Agreement and Subadvisory Agreement are collectively referred to herein, as the “Agreements.”

As part of the approval process, the Board, with the assistance of independent legal counsel, requested and received reports containing substantial and detailed information regarding the Fund, Eagle and Cougar Global. Among other matters, these reports included information regarding Eagle’s and Cougar Globals’s investment philosophy, investment strategies, personnel and operations and compliance processes. The Board also considered information that had been provided to the Board by Eagle in connection with the Board’s consideration at the meeting of the renewal of the Investment Advisory Agreement between Eagle and the Trust as it related to other existing series of the Trust (“Existing Funds”).

In approving the Agreements, the Board also reviewed information provided by Eagle and Cougar Global regarding: (1) the advisory services proposed to be provided by Eagle and sub-advisory services proposed to be provided by Cougar Global; (2) the professional personnel who are proposed to be assigned primary responsibility for managing the Fund; (3) the financial condition of Eagle and Cougar Global; (4) the proposed advisory and subadvisory fee rates and the Fund’s projected expense structure, both in absolute terms and relative to funds within a refined Morningstar, Inc. (“Morningstar”) category population (“Morningstar Population”) and peer funds (“Peer Group”), and proposed contractual expense limitations; (5) the performance of a mutual fund (the “Subadvised Fund”) and other accounts managed by Cougar Global in the strategy of the Fund (the “Composite”), net of fees, as compared to funds within the applicable Morningstar category (“Morningstar Category”), Lipper, Inc. category (“Lipper Category”) and two benchmark indices; (6) the anticipated effect of growth and size on the Fund’s expenses; (7) Cougar’s compliance program and any material compliance matters, as well as its trading activities; (8) benefits to be realized by Eagle and Cougar Global and their affiliates; (10) the estimated profitability of Eagle under the Agreements; any other information the Eagle and Cougar Global believed would be material to the Board’s consideration of the Agreements.

The Board did not identify any particular information that was most relevant to its consideration of the Agreements, and each Trustee may have afforded different weight to the various factors. The Trustees posed questions to various management personnel of Eagle regarding certain key aspects of the materials submitted in support of the approval. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the Agreements. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board unanimously concluded that the terms of the Agreements were reasonable and fair and that the approval of the Agreements was in the best interests of each Fund.

Provided below is an overview of the primary factors the Board considered at its August 15 meeting at which the Board considered the approval of the Agreements. In determining whether to approve the Agreements, the Board considered, among other things, the following factors: (1) the nature, extent and quality of services to be provided to the Fund; (2) the investment performance of the Composite and the Subadvised Fund; (3) the estimated costs to be incurred by Eagle and its affiliates and the resulting profits or losses; (4) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (5) whether the level of fees reflects economies of scale, if any, for the benefit of the Fund’s investors; (6) comparisons of fees with contracts entered into by Eagle and Cougar Global with the Existing Funds, the Subadvised Fund and other clients (such as pension funds and other institutional investors); and (7) any other benefits derived by Eagle or Cougar Global from their relationships with the Fund.

Nature, Extent and Quality of Services  |   The Board considered information regarding the services to be provided by Eagle and the background and experience of the Eagle personnel who would be responsible for overseeing the Fund. The Board also considered Eagle’s representation that the advisory and related services proposed to be provided to the Fund will be consistent with the services provided to the Existing Funds, except to the extent that Cougar Global will manage the Fund and place trades for the purchase and sale of securities with brokers or dealers. The Board considered that Eagle would monitor the subadvisory services provided by Cougar Global and sub-administration, transfer agency, fund accounting and custody services provided by US Bancorp Fund Services, LLC and its affiliates, and reviewed Eagle’s description of its oversight programs. The Board also considered that Eagle would be responsible for overseeing compliance with the Fund’s investment objectives and policies, reviewing brokerage matters, overseeing the Fund’s compliance with applicable law and implementing Board directives as they relate to the Fund. Additionally, the Board noted that Eagle and its affiliates, Eagle Distributors, Inc. (“EFD”) and Eagle Fund Services, Inc. (“EFS”), would provide certain administration, distribution and shareholder services to the Fund.

The Board considered that Cougar Global is an affiliate of Eagle, and reviewed information regarding Cougar Global’s principal business activities, its financial condition and overall capabilities to perform the services under the Subadvisory Agreement. The Board noted that Cougar Global would manage the Fund and would be placing all orders for the purchase and sale of the Fund’s securities with brokers or dealers. In addition, the Board considered the background and experience of the personnel who will be assigned responsibility for managing the Fund. The Board also considered Cougar Global’s infrastructure and the adequacy of its compliance program. In addition, the Board took into consideration Eagle’s recommendation of Cougar Global. The Board considered Cougar Global’s representation that its financial condition is adequate to provide high quality advisory services to the Fund and that its current staffing levels were adequate to service the Fund. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by Cougar Global were appropriate for the Fund in light of its investment objective, and, thus, supported a decision to approve the Subadvisory Agreement.

Investment Performance  |   The Board noted that the Fund is new and, therefore, had no historical performance for the Board to review. In connection with their consideration of the Subadvisory Agreement, The Board considered comparisons of the performance of the Subadvised Fund and the Composite, for the year-to-date, one-year, three-year and five-year periods ended June 30, 2015, relative to the average performance of the MSCI AC World Index (“MSCI Index”) and the Barclays Capital U.S. Aggregate Bond Index (“Barclays Index”) and the relevant Morningstar Category and Lipper Category. The Board noted that, because Cougar Global’s investment philosophy is to minimize downside risk, Cougar Global is expected to underperform in an up market, while outperforming in a down market.

The Board noted that the Composite outperformed the Barclays Index for the year-to-date, 3-year and 5-year periods, underperformed the Barclays Index for the 1-year period, and underperformed the MSCI Index for each period, other than the 1-year period. The Board noted that the Composite outperformed the average performance of its Lipper Category for the year-to-date and 1-year periods, but underperformed for the 3- and 5-year periods, and underperformed the Morningstar Category for each of the relevant periods. In addition, the Board noted that the Subadvised Fund outperformed the Barclays

42

Approval of Investment Advisory and Subadvisory Agreements

(UNAUDITED)

Index and underperformed the MSCI Index for the year-to-date period, and underperformed the Barclays Index and outperformed the MSCI Index for the 1-year period. The Board also noted that the Subadvised Fund outperformed the Lipper Category for the year-to-date and 1-year periods and underperformed the Morningstar Category for the same periods.

Fees and Expenses  |  The Board considered the proposed advisory fee rate payable by the Fund to Eagle under the Agreement, the proposed subadvisory fee rate payable by Eagle to Cougar Global under the Subadvisory Agreement, the Fund’s projected total expense ratio and its proposed Rule 12b-1 fees. The Board also considered comparisons of the Fund’s proposed advisory fee rate and projected expense ratio (including Rule 12b-1 fees) to the average expense ratio of its Morningstar Category and Peer Group within that Morningstar Category based on data ended June 30, 2015. The Board noted that Eagle does not manage any similar accounts in the strategies of the Fund. The Board considered the proposed advisory fee rate relative to the advisory fee rates charged to the Existing Funds. The Board also considered that Eagle has agreed to contractually limit the expenses of the Fund for at least one year from the date of the Fund’s prospectus at competitive market levels. In considering the proposed subadvisory fee rate to be paid by Eagle, the Board considered comparisons of the subadvisory fee rate to Cougar Global’s standard fee rate for separate accounts in the same strategy and the subadvisory fee rates paid by the Subadvised Fund.

The Board considered that the Fund’s proposed advisory fee rate was lower than the average advisory fee rate of the Morningstar Peer Group and Population. The Board also considered that the Fund’s projected net expense ratio was lower than the average expense ratio of its Morningstar Peer Group, but higher than the average expense ratio of its Morningstar Population. The Board noted that the proposed subadvisory fee rate was lower than Cougar Global’s standard fee rate for separate accounts in the same strategy and the Subadvised Fund.

Costs, Profitability and Economies of Scale  |  In analyzing the cost of services and profitability of Eagle, the Board considered the estimated revenues to be earned and the expenses to be incurred by Eagle. The Board also considered that Eagle will pay to Cougar Global a subadvisory fee equal to the entirety of the advisory fee to be paid by the Fund, but that Eagle will receive fees for providing administrative services to the Fund. Additionally, the Board noted that Eagle does not expect to earn a profit on the Fund for the first two years.

The Board did not consider the costs of the services to be provided and profits to be realized by Cougar Global from its relationship with the Fund, noting instead the arm’s-length nature of the relationship between the Eagle and Cougar Global with respect to the negotiation of the subadvisory fee rate on behalf of the Fund.

The Board considered that, because Eagle would pay to Cougar Global a subadvisory fee equal to the entirety of the advisory fee to be paid by the Fund, Eagle would not benefit economically from the proposed fee arrangement, other than as a result of Cougar Global’s affiliation with Eagle. However, the Board noted Eagle’s representation that it would consider instituting breakpoints in the advisory fee as Fund assets grow, and Cougar Global’s representation that increases in Fund assets may lead to economies of scale as various fixed costs can be allocated across a larger asset base.

Benefits  |  In evaluating compensation, the Board considered other benefits that may be realized by Eagle, Cougar Global and their affiliates from their relationship with the Fund. In this connection, the Board also considered Cougar Global’s representation that it may benefit from research provided by brokers used to execute transactions for the Fund. The Board considered that the Fund would compensate Eagle for providing administrative services and EFS for providing shareholder services. The Board recognized that, as the Fund’s principal underwriter and distributor, EFD would receive Rule 12b-1 payments from the Fund to compensate it for providing services and distribution activities. These activities could lead to growth in the Fund’s assets and the corresponding benefits of that growth, including economies of scale and greater diversification. In addition, other affiliates of Eagle have entered into agreements with EFD to sell Fund shares and receive compensation from EFD. In this regard, the Board also considered that Cougar Global also is an affiliate of Eagle.

Conclusions  |  Based on these considerations, the Board concluded with respect to the Fund that: (1) the Fund was reasonably likely to benefit from the nature, quality and extent of Eagle’s and Cougar’s services, as applicable to the Fund; (2) the performance of the Composite and the Subadvised Fund were satisfactory in light of all the factors considered by the Board; (3) the fees payable under the Agreements and profits projected by Eagle were reasonable in the context of all the factors considered by the Board; and (4) the proposed advisory fee rate structure provides the Fund’s shareholders with reasonable benefits associated with economies of scale. Based on these conclusions and other factors, the Board determined in its business judgment to approve the Advisory Agreement between the Fund and Eagle, and the Subadvisory Agreement between Eagle and Cougar Global.

43

Principal Risks

(UNAUDITED)	04.30.2016

Additional Information About Principal Risk Factors

The greatest risk of investing in a mutual fund is that its returns will fluctuate and you could lose money. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Funds. Additionally, while the portfolio managers seek to take advantage of investment opportunities that will maximize a fund’s investment returns, there is no guarantee that such opportunities will ultimately benefit the fund. There is no assurance that the portfolio managers’ investment strategy will enable a fund to achieve its investment objective. An investment in a fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following table identifies the risk factors of each fund in light of their respective principal investment strategies. These risk factors are explained following the table.

The Tactical Allocation Fund is a “fund of funds” that seeks to achieve its investment objective by investing its assets primarily in underlying funds. Therefore, in this section, the term “fund” may include a fund, an underlying fund, or both a fund and an underlying fund.

Risk	Capital Appreciation Fund	Growth & Income Fund	International Stock Fund	Investment Grade Bond Fund	Mid Cap Growth Fund	Mid Cap Stock Fund	Small Cap Growth Fund	Smaller Company Fund	Tactical Allocation Fund
Call				X					X
Commodities									X
Credit				X					X
Equity securities	X	X	X		X	X	X	X	X
Fixed income market				X					X
Floating Rate Securities				X
Focused holdings		X							X
Foreign and emerging market securities		X	X	X					X
Fund of funds									X
Growth stocks	X	X	X		X	X	X		X
High-yield securities				X					X
Inflation				X					X
Interest rates				X					X
Liquidity			X	X					X
Market	X	X	X		X	X	X	X	X
Market timing			X				X	X	X
Mid-cap companies	X	X			X	X	X	X	X
Mortgage- and asset-backed securities				X					X
Municipal securities				X					X
Other investments companies and ETFs			X						X
Portfolio turnover			X	X					X
Redemptions				X					X
Sectors	X		X		X		X
Small-cap companies					X	X	X	X	X
U.S. Government securities and Government sponsored enterprises				X					X
Value stocks		X				X		X	X
Call  |  Call risk is the possibility that, as interest rates decline to a level that is significantly lower than the rate assigned to the fixed income security, the security may be called (redeemed) prior to maturity. A fund would lose the benefit of holding a fixed income security that is paying a rate above the current market rate and would likely have to reinvest the proceeds in other fixed income securities that have lower yields.

Commodities  |  The value of commodities may be more volatile than the value of equity securities or debt instruments and their value may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Investments in commodities, such as gold, or in commodity-linked instruments, will subject a fund’s portfolio to volatility that may also deviate from price movements in equity and fixed income securities. The value of commodity-linked instruments typically is based upon the price movements of underlying commodities and, therefore, may fluctuate widely based on a variety of both macroeconomic and commodity-specific factors. At times, these price fluctuations may be significant or rapid, and may not correlate to price movements in other asset classes. There may also be an imperfect correlation between the value of commodity-linked instruments and the underlying assets. Investments in these types of instruments may subject a fund to additional expenses.

44

Principal Risks

(UNAUDITED)	04.30.2016

Credit  |  A fund could lose money if the issuer of a fixed income security is unable or unwilling, or is perceived as unable or unwilling (whether by market participants, ratings agencies, pricing services or otherwise) to meet its financial obligations or goes bankrupt. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. The downgrade of the credit rating of a security held by a fund may decrease its value. Credit risk usually applies to most fixed income securities. U.S. government securities, especially those that are not backed by the full faith and credit of the U.S. Treasury, such as securities supported only by the credit of the issuing governmental agency or government-sponsored enterprise, carry at least some risk of nonpayment, and the maximum potential liability of the issuers of such securities may greatly exceed their current resources. There is no assurance that the U.S. government would provide financial support to the issuing entity if not obligated to do so by law. Further, any government guarantees on U.S. government securities that a fund owns extend only to the timely payment of interest and the repayment of principal on the securities themselves and do not extend to the market value of the securities themselves or to shares of the fund.

Equity Securities  |  A fund’s equity securities investments are subject to stock market risk. Such investments may also expose a fund to additional risks:

•

Common Stocks. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are unrelated to the company, such as changes in interest rates, exchange rates or industry regulation. Companies that pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock.

•

Preferred Stocks. Preferred securities are subject to issuer-specific and stock market risks; however, preferred securities may be less liquid than common stocks and offer more limited participation in the growth of an issuer. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred shareholders may have only certain limited rights if distributions are not paid for a stated period, but generally have no legal recourse against the issuer and may suffer a loss of value if distributions are not paid. Preferred stocks may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates decline. Because the rights of preferred stock on distribution of a corporation’s assets in the event of its liquidation are generally subordinated to the rights associated with a corporation’s debt securities, in the event of an issuer’s bankruptcy, there is substantial risk that there will be nothing left to pay preferred stockholders after payments, if any, to bondholders have been made. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects.

•

Convertible Securities. The investment value of a convertible security (“convertible”) is based on its yield and tends to decline as interest rates increase. The conversion value of a convertible is the market value that would be received if the convertible were converted to its underlying common stock. Since it derives a portion of its value from the common stock into which it may be converted, a convertible is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. A convertible may be subject to redemption at the option of the issuer at a price established in the convertible’s governing instrument, which may be less than the current market price of the security. Convertibles typically are “junior” securities, which means an issuer may pay interest on its non-convertible debt before it can make payments on its convertibles. In the event of a liquidation, holders of convertibles may be paid before a company’s common stockholders but after holders of a company’s senior debt obligations.

•

Depositary Receipts. A fund may invest in securities issued by foreign companies through ADRs, GDRs and EDRs. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt.

•

REITs. REITs or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions or changes in demographic trends or tastes, increases in operating expenses, and adverse governmental, legal or regulatory action (such as changes to zoning laws, changes in interest rates, condemnation, tax increases, regulatory limitations on rents, or enforcement of or changes to environmental regulations). Shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers. REITs typically incur fees that are separate from those incurred by a fund, meaning a fund’s investment in REITs will result in the layering of expenses such that as a shareholder, a fund will indirectly bear a proportionate share of a REIT’s operating expenses.

•

Rights and Warrants. Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry dividend or voting rights with respect to the underlying securities or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

Fixed income market  |  Fixed income market risk is the risk that the prices of, and the income generated by, fixed income securities held by a fund may decline significantly and/or rapidly in response to adverse issuer, political, regulatory, general economic and market conditions, or other developments, such as regional or global economic instability (including terrorism and related geopolitical risks), interest rate fluctuations, and those events directly involving the issuers that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment. These events may lead to periods of volatility, which may be exacerbated by changes in bond market size and structure. In addition, adverse market events may lead to increased redemptions, which could cause a fund to experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent.

Floating rate securities  |  Floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. When a fund holds floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares.

Focused holdings  |  For funds that normally hold a core portfolio of securities of fewer companies than other more diversified funds, the increase or decrease of the value of a single security may have a greater impact on the fund’s net asset value (“NAV”) and total return when compared to other diversified funds.

Foreign and emerging market securities  |  Investments in foreign securities involve greater risks than investing in domestic securities. As a result, a fund’s return and NAV may be affected by fluctuations in currency exchange rates or political or economic conditions and regulatory requirements in a particular country. Foreign markets, as well as foreign economies and political systems, may be

45

Principal Risks

(UNAUDITED)	04.30.2016

less stable than U.S. markets, and changes in the exchange rates of foreign currencies can affect the value of a fund’s foreign assets. Foreign laws and accounting standards typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. Custodial and/or settlement systems in foreign markets may not be fully developed and the laws of certain countries may limit the ability to recover assets if a foreign bank or depository or their agents goes bankrupt. Over a given period of time, foreign securities may underperform U.S. securities—sometimes for years. A fund could also underperform if it invests in countries or regions whose economic performance falls short. The risks associated with investments in governmental or quasi-governmental entities of a foreign country are heightened by the potential for unexpected governmental change, which may lead to default or expropriation, and inadequate government oversight and accounting. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. The effect of recent, worldwide economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Some national economies continue to show profound instability, which may in turn affect their international trading and financial partners or other members of their currency bloc. Foreign security risk may also apply to ADRs, GDRs and EDRs. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than or in addition to investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Fund of funds  |  Because investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed in the 1940 Act and the rules thereunder if the Tactical Allocation Fund is unable to rely on an ETF’s exemptive order permitting unaffiliated funds to invest in the ETF’s shares beyond these statutory limitations, the fund may be unable to allocate its investments in the manner the subadviser considers prudent, or the subadviser may have to select an investment other than that which the subadviser considers suitable.

Because the Tactical Allocation Fund invests principally in underlying funds, and the fund’s performance is directly related to the performance of such underlying funds, the ability of the fund to achieve its investment objectives is directly related to the ability of the underlying funds to meet their investment objectives. The investment techniques and risk analysis used by the fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Growth stocks  |  Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, investors may punish the prices of stocks excessively, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

High-yield securities  |  Investments in securities rated below investment grade, or “junk bonds,” generally involve significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy. Additionally, due to the greater number of considerations involved in the selection of a fund’s securities, the achievement of a fund’s objective depends more on the skills of the portfolio manager than investing only in higher-rated securities. Therefore, your investment may experience greater volatility in price and yield. High-yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

Inflation  |  Inflation risk is the risk that the market value of securities will decrease as higher inflation shrinks the purchasing power of any affected currencies, thus causing the purchasing power not to keep pace with inflation.

Interest rates  |  Investments in investment grade and non-investment grade fixed income securities are subject to interest rate risk. The value of a fund’s fixed income investments typically will fall when interest rates rise. A fund may be particularly sensitive to changes in interest rates if it invests in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. For example, if a bond has a duration of five years, a 1% increase in interest rates could be expected to result in a 5% decrease in the value of the bond. Since the financial crisis that started in 2008, the Federal Reserve Board has attempted to stabilize the economy and support the economic recovery by keeping the federal funds rate (the interest rate at which depository institutions lend reserve balances to other depository institutions overnight) at or near zero percent. In addition, as part of its monetary stimulus program known as quantitative easing, the Federal Reserve has purchased on the open market large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Federal Reserve has halted its asset purchases pursuant to quantitative easing. As of the date of this Prospectus, interest rates are near historic lows, which may increase the risk that they could rise significantly and/or rapidly, potentially resulting in substantial losses to the fund.

Liquidity  |  Liquidity risk is the possibility that the fund might be unable to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the fund’s liquidity. Market developments may cause the fund’s investments to become less liquid and subject to erratic price movements. The fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the fund.

Market  |  Markets may at times be volatile and the value of a fund’s stock holdings may decline in price, sometimes significantly and/or rapidly, because of changes in prices of its holdings or a broad stock market decline. The value of a security may decline due to adverse issuer-specific conditions or general market conditions which are not specifically related to a particular company, such as real or perceived adverse political, regulatory, market, economic or other developments that may cause broad changes in market value, changes in the general outlook for corporate earnings, changes in interest or currency rates, public perceptions concerning these developments or adverse investment sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Terrorism and related geopolitical risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally. In addition, markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments. These fluctuations in stock prices could be a sustained trend or a drastic movement. The stock markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

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Principal Risks

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Market timing  |  Because of specific securities a fund may invest in, it could be subject to the risk of market timing activities by fund shareholders. Some examples of these types of securities are high-yield, small-cap and foreign securities. Typically, foreign securities offer the most opportunity for these market timing activities. A fund generally prices these foreign securities using their closing prices from the foreign markets in which they trade, typically prior to a fund’s calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before a fund prices its shares. In such instances, a fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in a fund to take advantage of any price differentials that may be reflected in the NAV of a fund’s shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. There is no guarantee that the manager and transfer agent of the Funds can detect all market timing activities.

Mid-cap companies  |  Investments in mid-cap companies generally involve greater risks than investing in large-capitalization companies. Mid-cap companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. The performance of mid-cap companies can be more volatile, and their stocks less liquid, compared to larger, more established companies, which could increase the volatility of a fund’s portfolio and performance. Shareholders of a fund that invests in mid-cap companies should expect that the value of the fund’s shares will be more volatile than a fund that invests exclusively in large-cap companies. Generally, the smaller the company size, the greater these risks.

Mortgage- and asset-backed securities  |  Mortgage- and asset-backed security risk, which is possible in an unstable or depressed housing market, arises from the potential for mortgage failure or premature repayment of principal, or a delay in the repayment of principal. The reduced value of the fund’s securities and the potential loss of principal as a result of a mortgagee’s failure to repay would have a negative impact on the fund. Premature repayment of principal would make it difficult for the fund to reinvest the prepaid principal at a time when interest rates on new mortgages are declining, thereby reducing the fund’s income. Conversely, a delay in the repayment of principal could lengthen the expected maturity of the securities, thereby increasing the potential for loss when prevailing interest rates rise, which could cause the values of the securities to fall sharply.

Municipal securities  |  A municipal security’s value, interest payments or repayment of principal could be affected by economic, legislative or political changes. Municipal securities are also subject to potential volatility in the municipal market and the fund’s share price, yield and total return may fluctuate in response to municipal bond market movements. Municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, as opposed to general tax revenues, may have increased risks. Changes in a municipality’s financial health may affect its ability to make interest and principal payments when due.

Other investment companies, including ETFs  |  Investments in the securities of other investment companies, including exchange-traded funds (“ETFs”) (which may, in turn invest in equities, bonds, and other financial vehicles), may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a fund becomes a shareholder of that investment company. As a result, fund shareholders indirectly bear the fund’s proportionate share of the fees and expenses paid by the other investment company, in addition to the fees and expenses fund shareholders indirectly bear in connection with the fund’s own operations. Investments in other investment companies will subject a fund to the risks of the types of investments in which the investment companies invest.

As a shareholder, a fund must rely on the other investment company to achieve its investment objective. If the other investment company fails to achieve its investment objective, the value of the fund’s investment will typically decline, adversely affecting the fund’s performance. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares may potentially trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a fund. Finally, because the value of ETF shares depends on the demand in the market, the portfolio manager may not be able to liquidate a fund’s holdings of ETF shares at the most optimal time, adversely affecting the fund’s performance. An ETF that tracks an index may not precisely replicate the returns of its benchmark index.

Portfolio turnover  |  A fund may engage in more active and frequent trading of portfolio securities to a greater extent than certain other mutual funds with similar investment objectives. A fund’s turnover rate may vary greatly from year to year or during periods within a year. A high rate of portfolio turnover may lead to greater transaction costs, result in adverse tax consequences to investors and adversely affect performance.

Redemptions  |  A fund may experience periods of heavy redemptions that could cause a fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in a fund, have short investment horizons, or have unpredictable cash flow needs. A general rise in interest rates has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. This, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets, and heightened redemption risk. Heavy redemptions, whether by a few large investors or many smaller investors, could hurt a fund’s performance.

Sectors  |  Companies that are in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities of all companies in a particular sector of the market to change. To the extent a fund has substantial holdings within a particular sector, the risks associated with that sector increase.

Small-cap companies  |  Investments in small-cap companies generally involve greater risks than investing in large-capitalization companies. Companies with smaller market capitalizations generally have lower volume of shares traded daily, less liquid stock and more volatile stock prices. Companies with smaller market capitalizations also tend to have a limited product or service base and limited access to capital. Newer companies with unproven business strategies also tend to be smaller companies. The above factors increase risks and make these companies more likely to fail than companies with larger market capitalizations, and could increase the volatility of a fund’s portfolio and performance. Shareholders of a fund that invests in small-cap companies should expect that the value of the fund’s shares will be more volatile than a fund that invests exclusively in mid-cap or large-cap companies. Generally, the smaller the company size, the greater these risks.

U.S. Government securities and Government sponsored enterprises  |  A security backed by the U.S. Treasury or the full faith and credit of the United States is only guaranteed by the applicable entity only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Investments in securities issued by Government sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (1) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (2) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Bank and the Federal Farm Credit Banks; (3) supported by the discretionary authority of the U.S. Government to purchase the agency obligations, such as those of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation; or (4) supported only by the

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Principal Risks

(UNAUDITED)	04.30.2016

credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so. In such circumstances, if the issuer defaulted, a fund may not be able to recover its investment from the U.S. Government. Like all bonds, U.S. Government securities and Government-sponsored enterprise bonds are also subject to credit risk.

Value stocks  |  Investments in value stocks are subject to the risk that their true worth may not be fully realized by the market. This may result in the value stocks’ prices remaining undervalued for extended periods of time. A fund’s performance also may be affected adversely if value stocks remain unpopular with or lose favor among investors.

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Please consider the investment objectives, risks, charges and expenses of any fund carefully before investing. Contact Eagle at 800.421.4184 or your financial advisor for a prospectus, which contains this and other important information about the Funds. Read the prospectus carefully before you invest or send money.
This report is for the information of shareholders of the Eagle Mutual Funds. If you wish to review additional information on the portfolio holdings of a fund, a complete schedule has been filed with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fund’s fiscal year end on Form N-Q. These filings are available on the Commission’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330. A description of each fund’s proxy voting policies, procedures and information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2015, is available without charge, upon request, by calling the Eagle Family of Funds, toll-free at the number above, by accessing our website at eagleasset.com or by accessing the Commission’s website at www.sec.gov.
727.567.8143 | 800.421.4184
Eagle Fund Distributors, Inc., Member FINRA | Not FDIC Insured | May Lose Value | No Bank Guarantee

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable to the Trust.

Item 6. Schedule of Investments

Included as part of report to shareholders under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies

Not applicable to the Trust.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Trust.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the Trust.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees, since the Trust last provided disclosure in response to this item. The procedures by which shareholders may recommend nominees to the Board are included in the Nominating Committee Charter for the Trust.

Item 11. Controls and Procedures

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended), the Principal Executive Officer and Principal Financial Officer of Eagle Series Trust have concluded that such disclosure controls and procedures are effective as of June 16, 2016.

(b)	There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) of Eagle Series Trust that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, its internal control over financial reporting.

Item 12. Exhibits

(a)(1) Not applicable to semi-annual reports.

(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable to the Trust.

(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EAGLE SERIES TRUST

Date:	June 16, 2016

/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Trust and in the capacities and on the dates indicated.

Date:	June 16, 2016	EAGLE SERIES TRUST

/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Date:	June 16, 2016

/s/ Carolyn Gill
Carolyn Gill
Principal Financial Officer